UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21261

Rydex ETF Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia

Rydex ETF Trust

805 King Farm Boulevard, Suite 600

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-301-296-5100

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

APRIL 30, 2012

GUGGENHEIM ETFS

SEMI-ANNUAL REPORT

XLG GUGGENHEIM RUSSELL TOP 50® ETF

RPV GUGGENHEIM S&P 500 PURE VALUE ETF

RPG GUGGENHEIM S&P 500 PURE GROWTH ETF

RFV GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

RFG GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

RZV GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

RZG GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	1

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

A restructuring of Greece’s massive debt, continued accommodation by the world’s major central banks and better news on the U.S. economy helped support financial markets over the six months ended April 30, 2012. Market optimism peaked in early 2012, when several major equity indices pushed to multi-year highs. But the mood grew more cautious late in the period after first-quarter U.S. GDP came in lower than expected and the Federal Reserve suggested that it would not take any additional measures to stimulate the economy. “Operation Twist,” in which the Fed buys longer-dated Treasury securities in order to hold down long-term rates, is set to end in June, and recent history has shown that stocks struggle when stimulus ends.

U.S. equities last fall were rebounding from the loss of the U.S. AAA credit rating in August. But after touching the low for the period in mid-November, improving U.S. economic data and the European Central Bank’s injections of three-year loans into the continent’s banking system gave a boost to markets late in 2011, which carried over into a strong first quarter of 2012. The mild U.S. winter also may have pulled economic, and thus market, activity forward, a notion supported by underlying momentum in consumer spending.

Markets began to get choppy in April, and many investors remained cautious, remembering 2010 and 2011, when U.S. stocks started strong, then experienced broad-based corrections. Besides a continuation of weakness in employment and housing, adding to unsettled markets were softening economic data and concern about the “fiscal cliff” the U.S. faces in 2013 when tax rates will rise unless Congress steps in. In addition, the onset of recession in Europe is complicating that region’s efforts to manage the sovereign debt crisis. Emerging markets in the first quarter of 2012 had their best start in 20 years, but slipped in March on fears of eurozone market contagion and renewed concern that China’s economic growth might slow.

The Fed said in late April that it expected economic growth to remain moderate over coming quarters, but that the unemployment rate will subside gradually and that inflation was under control. To foster growth, the Federal Reserve has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation.

Signs that the U.S. economy was expanding at a slow, but sustainable, rate contributed to concern about future inflation, and both short-term and long-term Treasury yields generally moved higher over the first part of 2012. The continued accommodative stance of the Fed, combined with the slow, but stable, economic recovery, is supporting a positive outlook for U.S. fixed income, particularly among corporate issuers, as borrowing costs remain low, default rates currently hover around 2% and strong demand for primary issuance has enabled a steady wave of debt refinancing. Against an improving U.S. macroeconomic backdrop, investment-grade and high-yield corporates are expected to continue to outpace Treasuries.

Commodities, which had been slumping since mid-2011 due to slowing economic activity and the European debt crisis, rebounded in early 2012 on stronger macroeconomic data, but remain volatile. The price of a barrel of oil rose slightly over the six months ended in April, but investors have been shifting out of gold to assets with greater return potential. After peaking at above $1,900 last summer, the price per ounce has fallen back to around $1,600. The dollar strengthened slightly against a basket of other major currencies over the period, reflecting better economic performance in the U.S. versus other markets.

The U.S. economy seems to be decoupling from slowing growth in the rest of the world and from ongoing uncertainty in the European debt crisis, as well as the domestic debate over tax and spending policy. In this resiliency, we see potential in U.S. investments, including equities, high yield bonds, bank loans and other risk assets. It appears that the U.S. may have entered a period of self-sustaining, if modest, economic expansion, driven primarily by the aggressive monetary policy of the Fed and reinforced by the ECB, and is increasingly becoming the economic locomotive of the global economy.

2	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management business of Guggenheim Partners, LLC, which includes Security Investors, LLC, the investment advisor to the referenced funds. Rydex Distributors, LLC, is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	3

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2011 and held for the six months ended April 30, 2012.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Expense Ratio	Beginning Account Value 10/31/11	Ending Account Value 4/30/12	Expenses Paid During Six-Month Period* 10/31/11 to 4/30/12
Actual
Guggenheim Russell Top 50® ETF	0.20%	$1,000.00	$1,147.70	$1.07
Guggenheim S&P 500 Pure Value ETF	0.35%	$1,000.00	$1,102.40	$1.83
Guggenheim S&P 500 Pure Growth ETF	0.35%	$1,000.00	$1,101.60	$1.83
Guggenheim S&P MidCap 400 Pure Value ETF	0.35%	$1,000.00	$1,154.10	$1.87
Guggenheim S&P MidCap 400 Pure Growth ETF	0.35%	$1,000.00	$1,095.30	$1.82
Guggenheim S&P SmallCap 600 Pure Value ETF	0.35%	$1,000.00	$1,117.60	$1.84
Guggenheim S&P SmallCap 600 Pure Growth ETF	0.35%	$1,000.00	$1,101.60	$1.83
Hypothetical (assuming a 5% return before expenses)
Guggenheim Russell Top 50® ETF	0.20%	$1,000.00	$1,023.87	$1.01
Guggenheim S&P 500 Pure Value ETF	0.35%	$1,000.00	$1,023.12	$1.76
Guggenheim S&P 500 Pure Growth ETF	0.35%	$1,000.00	$1,023.12	$1.76
Guggenheim S&P MidCap 400 Pure Value ETF	0.35%	$1,000.00	$1,023.12	$1.76

4	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited) (concluded)

	Expense Ratio	Beginning Account Value 10/31/11	Ending Account Value 4/30/12	Expenses Paid During Six-Month Period* 10/31/11 to 4/30/12
Guggenheim S&P MidCap 400 Pure Growth ETF	0.35%	$1,000.00	$1,023.12	$1.76
Guggenheim S&P SmallCap 600 Pure Value ETF	0.35%	$1,000.00	$1,023.12	$1.76
Guggenheim S&P SmallCap 600 Pure Growth ETF	0.35%	$1,000.00	$1,023.12	$1.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	5

PORTFOLIO SUMMARY

XLG GUGGENHEIM RUSSELL TOP 50® ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Apple, Inc.	8.55%
Exxon Mobil Corp.	6.73%
International Business Machines Corp.	3.97%
Microsoft Corp.	3.76%
Chevron Corp.	3.39%
General Electric Co.	3.29%
AT&T, Inc.	3.09%
Pfizer, Inc.	2.87%
Johnson & Johnson, Inc.	2.82%
Procter & Gamble Co. (The)	2.81%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

6	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued) RPV GUGGENHEIM S&P 500 PURE VALUE ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
American International Group, Inc.	3.00%
Computer Sciences Corp.	2.37%
Whirlpool Corp.	2.20%
Hartford Financial Services Group, Inc.	2.03%
Valero Energy Corp.	1.81%
Sunoco, Inc.	1.72%
Lincoln National Corp.	1.71%
Marathon Oil Corp.	1.66%
Archer-Daniels-Midland Co.	1.58%
Bank of America Corp.	1.53%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	7

PORTFOLIO SUMMARY (continued) RPG GUGGENHEIM S&P 500 PURE GROWTH ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Apple, Inc.	1.77%
Priceline.com, Inc.	1.62%
Visa, Inc. — Class A	1.43%
O’Reilly Automotive, Inc.	1.39%
Intuitive Surgical, Inc.	1.36%
Autozone, Inc.	1.29%
Ross Stores, Inc.	1.27%
Salesforce.com, Inc.	1.27%
Chipotle Mexican Grill, Inc.	1.26%
Biogen IDEC, Inc.	1.25%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

8	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued) RFV GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Exelis, Inc.	2.98%
First American Financial Corp.	2.95%
ITT Corp.	2.88%
Community Health Systems, Inc.	2.62%
Collective Brands, Inc.	2.53%
URS Corp.	2.15%
Ingram Micro, Inc. — Class A	2.13%
Protective Life Corp.	2.10%
AVNET, Inc.	2.02%
Huntington Ingalls Industries, Inc.	1.90%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	9

PORTFOLIO SUMMARY (continued) RFG GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Regeneron Pharmaceuticals, Inc.	3.54%
Catalyst Health Solutions, Inc.	2.40%
Equinix, Inc.	2.27%
ITT Educational Services, Inc.	2.23%
Alliance Data Systems Corp.	1.78%
Gen-Probe, Inc.	1.68%
Advance Auto Parts, Inc.	1.66%
Under Armour, Inc. — Class A	1.65%
Monster Beverage Corp.	1.64%
Amerigroup Corp.	1.62%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

10	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued) RZV GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Voxx International Corp.	2.21%
Marriott Vacations Worldwide Corp.	1.99%
Gentiva Health Services, Inc.	1.89%
Amedisys, Inc.	1.82%
Tuesday Morning Corp.	1.71%
Perry Ellis International, Inc.	1.66%
Marinemax, Inc.	1.63%
Skechers U.S.A., Inc. — Class A	1.57%
Almost Family, Inc.	1.44%
Stewart Information Services Corp.	1.36%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	11

PORTFOLIO SUMMARY (concluded) RZG GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Cirrus Logic, Inc.	1.40%
MWI Veterinary Supply, Inc.	1.40%
Coinstar, Inc.	1.39%
Buffalo Wild Wings, Inc.	1.33%
Veeco Instruments, Inc.	1.24%
Sturm Ruger & Co., Inc.	1.20%
Sourcefire, Inc.	1.17%
Allegiant Travel Co.	1.16%
Kulicke & Soffa Industries, Inc.	1.07%
Seacor Holdings, Inc.	1.06%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

12	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM RUSSELL TOP 50® ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.7%
Aerospace & Defense - 2.1%
Boeing Co. (The)	56,719	$4,356,019
United Technologies Corp.	70,316	5,740,598

Total Aerospace & Defense		10,096,617

Air Freight & Logistics - 0.9%
United Parcel Service, Inc. — Class B	56,446	4,410,690

Total Air Freight & Logistics		4,410,690

Automobiles - 0.7%
Ford Motor Co.	286,253	3,228,934

Total Automobiles		3,228,934

Beverages - 4.0%
Coca-Cola Co. (The)	151,778	11,583,697
PepsiCo, Inc.	121,433	8,014,578

Total Beverages		19,598,275

Biotechnology - 0.9%
Amgen, Inc.	61,152	4,348,519

Total Biotechnology		4,348,519

Capital Markets - 0.9%
Goldman Sachs Group, Inc. (The)	39,775	4,580,091

Total Capital Markets		4,580,091

Commercial Banks - 2.6%
Wells Fargo & Co.	377,892	12,632,930

Total Commercial Banks		12,632,930

Communications Equipment - 3.4%
Cisco Systems, Inc.	422,553	8,514,443
QUALCOMM, Inc.	128,262	8,188,246

Total Communications Equipment		16,702,689

Computers & Peripherals - 10.3%
Apple, Inc.*	71,043	41,506,163
EMC Corp.*	158,072	4,459,211
Hewlett-Packard Co.	152,649	3,779,589

Total Computers & Peripherals		49,744,963

Consumer Finance - 1.0%
American Express Co.	80,718	4,860,031

Total Consumer Finance		4,860,031

Diversified Financial Services - 5.6%
Bank of America Corp.	824,465	6,686,411
Citigroup, Inc.	223,254	7,376,312
JPMorgan Chase & Co.	305,279	13,120,892

Total Diversified Financial Services		27,183,615

Diversified Telecommunication Services - 4.9%
AT&T, Inc.	454,959	14,972,701
Verizon Communications, Inc.	217,345	8,776,391

Total Diversified Telecommunication Services		23,749,092

Energy Equipment & Services - 1.6%
Schlumberger Ltd.	104,247	7,728,873

Total Energy Equipment & Services		7,728,873

	SHARES	MARKET VALUE

Food & Staples Retailing - 1.7%
Wal-Mart Stores, Inc.	136,325	$8,030,906

Total Food & Staples Retailing		8,030,906

Food Products - 1.0%
Kraft Foods, Inc. — Class A	126,945	5,061,297

Total Food Products		5,061,297

Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	79,712	7,767,934

Total Hotels, Restaurants & Leisure		7,767,934

Household Products - 2.8%
Procter & Gamble Co. (The)	214,441	13,647,025

Total Household Products		13,647,025

Industrial Conglomerates - 4.3%
3M Co.	54,590	4,878,162
General Electric Co.	814,765	15,953,099

Total Industrial Conglomerates		20,831,261

Insurance - 2.5%
American International Group, Inc.*	33,953	1,155,420
Berkshire Hathaway, Inc. — Class B*	134,486	10,819,399

Total Insurance		11,974,819

Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*	27,921	6,474,880

Total Internet & Catalog Retail		6,474,880

Internet Software & Services - 2.4%
Google, Inc. — Class A*	19,336	11,702,727

Total Internet Software & Services		11,702,727

IT Services - 5.0%
International Business Machines Corp.	93,050	19,268,794
Visa, Inc. — Class A	40,175	4,940,721

Total IT Services		24,209,515

Machinery - 1.1%
Caterpillar, Inc.	49,529	5,090,095

Total Machinery		5,090,095

Media - 2.5%
Comcast Corp. — Class A	211,876	6,426,199
Walt Disney Co. (The)	137,500	5,927,625

Total Media		12,353,824

Oil, Gas & Consumable Fuels - 12.8%
Chevron Corp.	154,437	16,456,807
ConocoPhillips	102,005	7,306,618
Exxon Mobil Corp.	378,448	32,675,200
Occidental Petroleum Corp.	62,449	5,696,598

Total Oil, Gas & Consumable Fuels		62,135,223

Pharmaceuticals - 9.1%
Abbott Laboratories	119,408	7,410,460
Johnson & Johnson, Inc.	210,590	13,707,303
Merck & Co., Inc.	237,127	9,304,864
Pfizer, Inc.	607,006	13,918,648

Total Pharmaceuticals		44,341,275

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	13

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM RUSSELL TOP 50® ETF

	SHARES	MARKET VALUE

Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	383,819	$10,900,460

Total Semiconductors & Semiconductor Equipment		10,900,460

Software - 5.6%
Microsoft Corp.	570,107	18,254,826
Oracle Corp.	295,081	8,672,431

Total Software		26,927,257

Specialty Retail - 1.3%
Home Depot, Inc.	122,771	6,358,310

Total Specialty Retail		6,358,310

Tobacco - 3.6%
Altria Group, Inc.	160,824	5,180,141
Philip Morris International, Inc.	136,626	12,229,393

Total Tobacco		17,409,534

Total Common Stocks (Cost $485,011,927)		484,081,661

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	764,242	764,242

Total Short Term Investments (Cost $764,242)		764,242

Total Investments - 99.9%[a] (Cost $485,776,169)		484,845,903

Other Assets and Liabilities, net - 0.1%		479,739

Net Assets - 100.0%		$485,325,642

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

14	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P 500 PURE VALUE ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.8%
Aerospace & Defense - 2.4%
L-3 Communications Holdings, Inc.	13,328	$980,141
Northrop Grumman Corp.	14,100	892,248
Textron, Inc.	14,982	399,121

Total Aerospace & Defense		2,271,510

Airlines - 0.8%
Southwest Airlines Co.	90,174	746,641

Total Airlines		746,641

Auto Components - 0.7%
Goodyear Tire & Rubber Co. (The)*	23,771	261,005
Johnson Controls, Inc.	12,912	412,797

Total Auto Components		673,802

Automobiles - 0.8%
Ford Motor Co.	68,178	769,048

Total Automobiles		769,048

Beverages - 0.4%
Molson Coors Brewing Co. — Class B	8,921	370,935

Total Beverages		370,935

Capital Markets - 5.7%
Ameriprise Financial, Inc.	9,421	510,712
Bank of New York Mellon Corp. (The)	35,976	850,832
E*Trade Financial Corp.*	87,444	929,530
Goldman Sachs Group, Inc. (The)	8,518	980,848
Legg Mason, Inc.	25,441	663,247
Morgan Stanley	80,399	1,389,295

Total Capital Markets		5,324,464

Chemicals - 0.5%
Dow Chemical Co. (The)	12,366	418,960

Total Chemicals		418,960

Commercial Banks - 6.1%
BB&T Corp.	13,747	440,454
Comerica, Inc.	16,874	540,305
Fifth Third Bancorp	31,513	448,430
First Horizon National Corp.	37,794	346,949
Huntington Bancshares, Inc.	61,437	411,014
KeyCorp	84,700	680,988
PNC Financial Services Group, Inc.	7,997	530,361
Regions Financial Corp.	118,708	800,092
SunTrust Banks, Inc.	42,822	1,039,718
Wells Fargo & Co.	12,091	404,202

Total Commercial Banks		5,642,513

Commercial Services & Supplies - 1.8%
Avery Dennison Corp.	26,165	836,756
R.R. Donnelley & Sons Co.	65,684	821,707

Total Commercial Services & Supplies		1,658,463

Communications Equipment - 0.5%
Harris Corp.	10,814	492,470

Total Communications Equipment		492,470

Computers & Peripherals - 2.2%
Dell, Inc.*	18,193	297,820

	SHARES	MARKET VALUE

Hewlett-Packard Co.	25,271	$625,710
Lexmark International, Inc. — Class A	13,362	402,196
Western Digital Corp.*	18,247	708,166

Total Computers & Peripherals		2,033,892

Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.*	11,280	494,402

Total Construction & Engineering		494,402

Consumer Finance - 1.4%
Capital One Financial Corp.	17,381	964,298
SLM Corp.	21,626	320,713

Total Consumer Finance		1,285,011

Containers & Packaging - 1.7%
Bemis Co., Inc.	10,238	331,609
Owens-Illinois, Inc.*	25,115	583,923
Sealed Air Corp.	33,272	638,157

Total Containers & Packaging		1,553,689

Diversified Financial Services - 5.8%
Bank of America Corp.	176,161	1,428,666
Citigroup, Inc.	42,021	1,388,374
CME Group, Inc.	1,280	340,249
JPMorgan Chase & Co.	25,631	1,101,620
Leucadia National Corp.	22,058	548,362
Nasdaq OMX Group, Inc. (The)*	14,561	357,764
NYSE Euronext	10,989	282,967

Total Diversified Financial Services		5,448,002

Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.	7,676	295,987
Frontier Communications Corp.	59,411	240,020

Total Diversified Telecommunication Services		536,007

Electric Utilities - 1.0%
Edison International	10,626	467,650
Pepco Holdings, Inc.	25,221	477,182

Total Electric Utilities		944,832

Electronic Equipment, Instruments & Components - 1.6%
Corning, Inc.	24,311	348,863
Jabil Circuit, Inc.	48,527	1,137,958

Total Electronic Equipment, Instruments & Components		1,486,821

Energy Equipment & Services - 0.3%
Nabors Industries Ltd.*	15,746	262,171

Total Energy Equipment & Services		262,171

Food & Staples Retailing - 3.8%
CVS Caremark Corp.	12,995	579,837
Kroger Co. (The)	38,343	892,241
Safeway, Inc.	55,414	1,126,567
Sysco Corp.	12,181	352,031
Walgreen Co.	16,668	584,380

Total Food & Staples Retailing		3,535,056

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P 500 PURE VALUE ETF

	SHARES	MARKET VALUE

Food Products - 4.2%
Archer-Daniels-Midland Co.	47,763	$1,472,533
Dean Foods Co.*	106,750	1,310,890
Tyson Foods, Inc. — Class A	62,596	1,142,377

Total Food Products		3,925,800

Health Care Providers & Services - 5.9%
AmerisourceBergen Corp.	22,859	850,583
Cardinal Health, Inc.	21,376	903,564
CIGNA Corp.	11,773	544,266
Coventry Health Care, Inc.	28,620	858,314
McKesson Corp.	10,251	937,044
Tenet Healthcare Corp.*	267,939	1,390,603

Total Health Care Providers & Services		5,484,374

Household Durables - 2.2%
Whirlpool Corp.	31,987	2,047,808

Total Household Durables		2,047,808

Independent Power Producers & Energy Traders - 1.2%
NRG Energy, Inc.*	65,408	1,111,936

Total Independent Power Producers & Energy Traders		1,111,936

Insurance - 18.5%
ACE Ltd.	6,977	530,043
Allstate Corp. (The)	38,959	1,298,503
American International Group, Inc.*	82,256	2,799,172
Assurant, Inc.	22,177	894,620
Cincinnati Financial Corp.	15,522	552,894
Genworth Financial, Inc. — Class A*	228,296	1,372,059
Hartford Financial Services Group, Inc.	91,841	1,887,332
Lincoln National Corp.	64,159	1,589,218
Loews Corp.	15,137	622,585
MetLife, Inc.	37,930	1,366,618
Principal Financial Group, Inc.	29,975	829,408
Prudential Financial, Inc.	20,076	1,215,401
Torchmark Corp.	6,936	337,853
Unum Group	40,877	970,420
XL Group PLC	44,770	963,003

Total Insurance		17,229,129

IT Services - 3.1%
Computer Sciences Corp.	78,778	2,210,511
SAIC, Inc.	59,009	717,549

Total IT Services		2,928,060

Life Sciences Tools & Services - 0.4%
PerkinElmer, Inc.	14,565	401,994

Total Life Sciences Tools & Services		401,994

Machinery - 0.5%
Ingersoll-Rand PLC	11,073	470,824

Total Machinery		470,824

Media - 1.7%
Gannett Co., Inc.	60,764	839,759
Washington Post Co. (The) — Class B	1,936	732,137

Total Media		1,571,896

	SHARES	MARKET VALUE

Metals & Mining - 1.7%
Alcoa, Inc.	91,003	$885,459
United States Steel Corp.	26,028	737,373

Total Metals & Mining		1,622,832

Multi-utilities - 0.7%
DTE Energy Co.	5,381	303,381
Integrys Energy Group, Inc.	6,217	339,697

Total Multi-Utilities		643,078

Multiline Retail - 2.1%
J.C. Penney Co., Inc.	18,597	670,608
Sears Holdings Corp.*	23,564	1,267,272

Total Multiline Retail		1,937,880

Office Electronics - 0.8%
Xerox Corp.	92,800	721,984

Total Office Electronics		721,984

Oil, Gas & Consumable Fuels - 10.2%
Alpha Natural Resources, Inc.*	16,615	268,000
ConocoPhillips	7,668	549,259
Hess Corp.	11,461	597,576
Marathon Oil Corp.	52,684	1,545,749
Marathon Petroleum Corp.	31,183	1,297,525
Murphy Oil Corp.	12,239	672,778
Phillips 66*	5,770	196,468
Sunoco, Inc.	32,445	1,599,214
Tesoro Corp.*	47,006	1,092,889
Valero Energy Corp.	68,231	1,685,306

Total Oil, Gas & Consumable Fuels		9,504,764

Paper & Forest Products - 0.5%
International Paper Co.	14,577	485,560

Total Paper & Forest Products		485,560

Real Estate Investment Trusts (REITs) - 0.4%
Weyerhaeuser Co.	18,024	366,969

Total Real Estate Investment Trusts (REITs)		366,969

Road & Rail - 0.3%
Ryder System, Inc.	6,134	298,848

Total Road & Rail		298,848

Semiconductors & Semiconductor Equipment - 1.0%
Micron Technology, Inc.*	134,312	885,116

Total Semiconductors & Semiconductor Equipment		885,116

Specialty Retail - 3.2%
AutoNation, Inc.*	8,444	291,993
Best Buy Co., Inc.	43,011	949,253
GameStop Corp. — Class A	43,611	992,586
Staples, Inc.	47,549	732,255

Total Specialty Retail		2,966,087

Thrifts & Mortgage Finance - 1.4%
Hudson City Bancorp, Inc.	190,119	1,342,240

Total Thrifts & Mortgage Finance		1,342,240

16	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P 500 PURE VALUE ETF

	SHARES	MARKET VALUE

Wireless Telecommunication Services - 1.2%
MetroPCS Communications, Inc.*	53,839	$393,024
Sprint Nextel Corp.*	305,214	756,931

Total Wireless Telecommunication Services		1,149,955

Total Common Stocks (Cost $92,948,759)		93,045,823

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	191,794	191,794

Total Short Term Investments (Cost $191,794)		191,794

Total Investments - 100.0%[a] (Cost $93,140,553)		93,237,617

Other Assets and Liabilities, net - 0.0%[b]		(36,947)

Net Assets - 100.0%		$93,200,670

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	17

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P 500 PURE GROWTH ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 1.1%
Goodrich Corp.	10,485	$1,315,448
Lockheed Martin Corp.	23,399	2,118,546

Total Aerospace & Defense		3,433,994

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	30,631	1,829,896
United Parcel Service, Inc. — Class B	21,689	1,694,778

Total Air Freight & Logistics		3,524,674

Beverages - 2.0%
Brown-Forman Corp. — Class B	15,456	1,334,625
Coca-Cola Co. (The)	31,477	2,402,325
PepsiCo, Inc.	42,859	2,828,694

Total Beverages		6,565,644

Biotechnology - 4.3%
Amgen, Inc.	33,341	2,370,878
Biogen Idec, Inc.*	29,984	4,018,156
Celgene Corp.*	54,104	3,945,264
Gilead Sciences, Inc.*	70,199	3,651,050

Total Biotechnology		13,985,348

Capital Markets - 1.8%
BlackRock, Inc.	10,383	1,989,175
Franklin Resources, Inc.	19,751	2,478,948
T. Rowe Price Group, Inc.	21,305	1,344,665

Total Capital Markets		5,812,788

Chemicals - 5.3%
CF Industries Holdings, Inc.	11,320	2,185,439
Ecolab, Inc.	29,884	1,903,312
FMC Corp.	21,732	2,400,299
International Flavors & Fragrances, Inc.	35,213	2,120,175
Monsanto Co.	14,591	1,111,542
PPG Industries, Inc.	18,874	1,986,300
Praxair, Inc.	13,156	1,522,149
Sherwin-Williams Co. (The)	16,327	1,963,812
Sigma-Aldrich Corp.	26,880	1,905,792

Total Chemicals		17,098,820

Commercial Services & Supplies - 1.1%
Stericycle, Inc.*	40,345	3,493,877

Total Commercial Services & Supplies		3,493,877

Communications Equipment - 2.0%
F5 Networks, Inc.*	29,396	3,937,006
QUALCOMM, Inc.	38,676	2,469,076

Total Communications Equipment		6,406,082

Computers & Peripherals - 3.0%
Apple, Inc.*	9,736	5,688,161
NetApp, Inc.*	53,828	2,090,141
SanDisk Corp.*	51,718	1,914,083

Total Computers & Peripherals		9,692,385

	SHARES	MARKET VALUE

Diversified Consumer Services - 1.6%
Apollo Group, Inc. — Class A*	66,793	$2,352,450
DeVry, Inc.	84,209	2,707,319

Total Diversified Consumer Services		5,059,769

Diversified Financial Services - 1.1%
IntercontinentalExchange, Inc.*	27,139	3,610,573

Total Diversified Financial Services		3,610,573

Electrical Equipment - 0.9%
Rockwell Automation, Inc.	17,285	1,336,822
Roper Industries, Inc.	14,496	1,477,142

Total Electrical Equipment		2,813,964

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. — Class A	37,765	2,195,657

Total Electronic Equipment, Instruments & Components		2,195,657

Energy Equipment & Services - 2.0%
Cameron International Corp.*	30,081	1,541,651
Diamond Offshore Drilling, Inc.	34,186	2,343,451
Helmerich & Payne, Inc.	27,672	1,422,064
Schlumberger Ltd.	16,249	1,204,701

Total Energy Equipment & Services		6,511,867

Food Products - 1.6%
Hershey Co. (The)	29,208	1,957,228
Kellogg Co.	25,748	1,302,076
Mead Johnson Nutrition Co.	21,525	1,841,679

Total Food Products		5,100,983

Health Care Equipment & Supplies - 6.9%
Baxter International, Inc.	35,963	1,992,710
Becton, Dickinson and Co.	24,621	1,931,517
C.R. Bard, Inc.	27,671	2,738,322
Edwards Lifesciences Corp.*	35,199	2,920,461
Intuitive Surgical, Inc.*	7,538	4,358,472
St Jude Medical, Inc.	44,690	1,730,397
Stryker Corp.	37,015	2,019,908
Varian Medical Systems, Inc.*	36,271	2,300,307
Zimmer Holdings, Inc.	34,529	2,172,910

Total Health Care Equipment & Supplies		22,165,004

Health Care Providers & Services - 4.2%
DaVita, Inc.*	26,167	2,317,873
Express Scripts Holding Co.*	67,687	3,776,258
Laboratory Corp. of America Holdings*	29,446	2,588,009
Quest Diagnostics, Inc.	32,684	1,885,540
UnitedHealth Group, Inc.	50,448	2,832,655

Total Health Care Providers & Services		13,400,335

Health Care Technology - 0.7%
Cerner Corp.*	27,344	2,217,325

Total Health Care Technology		2,217,325

18	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P 500 PURE GROWTH ETF

	SHARES	MARKET VALUE

Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc.*	9,766	$4,044,589
McDonald’s Corp.	19,188	1,869,870
Starbucks Corp.	23,652	1,357,152
Wynn Resorts Ltd.	18,105	2,415,207
Yum! Brands, Inc.	30,449	2,214,556

Total Hotels, Restaurants & Leisure		11,901,374

Household Products - 1.1%
Colgate-Palmolive Co.	18,616	1,841,867
Kimberly-Clark Corp.	21,695	1,702,407

Total Household Products		3,544,274

Insurance - 0.7%
AFLAC, Inc.	50,191	2,260,603

Total Insurance		2,260,603

Internet & Catalog Retail - 4.0%
Amazon.com, Inc.*	16,644	3,859,743
Netflix, Inc.*	48,720	3,904,421
priceline.com, Inc.*	6,857	5,216,943

Total Internet & Catalog Retail		12,981,107

Internet Software & Services - 1.5%
Akamai Technologies, Inc.*	43,941	1,432,477
Google, Inc. — Class A*	5,458	3,303,345

Total Internet Software & Services		4,735,822

IT Services - 6.0%
Automatic Data Processing, Inc.	31,898	1,774,167
Cognizant Technology Solutions Corp. — Class A*	48,186	3,532,998
Fiserv, Inc.*	29,245	2,055,631
International Business Machines Corp.	8,460	1,751,897
Mastercard, Inc. — Class A	6,783	3,067,747
Teradata Corp.*	35,862	2,502,450
Visa, Inc. — Class A	37,272	4,583,711

Total IT Services		19,268,601

Life Sciences Tools & Services - 1.3%
Life Technologies Corp.*	44,727	2,073,544
Waters Corp.*	23,731	1,996,014

Total Life Sciences Tools & Services		4,069,558

Machinery - 1.4%
Deere & Co.	22,998	1,894,115
Joy Global, Inc.	14,337	1,014,630
Pall Corp.	28,376	1,691,493

Total Machinery		4,600,238

Media - 3.7%
DIRECTV — Class A*	66,025	3,253,052
Discovery Communications, Inc. — Class A*	71,211	3,875,303
Scripps Networks Interactive, Inc. — Class A	58,551	2,940,431
Viacom, Inc. — Class B	35,968	1,668,555

Total Media		11,737,341

	SHARES	MARKET VALUE

Metals & Mining - 1.6%
Cliffs Natural Resources, Inc.	35,226	$2,193,171
Newmont Mining Corp.	60,073	2,862,478

Total Metals & Mining		5,055,649

Multiline Retail - 2.2%
Dollar Tree, Inc.*	38,909	3,955,489
Family Dollar Stores, Inc.	44,509	3,006,583

Total Multiline Retail		6,962,072

Oil, Gas & Consumable Fuels - 2.7%
Cabot Oil & Gas Corp.	27,058	950,818
EOG Resources, Inc.	18,333	2,013,147
Peabody Energy Corp.	57,241	1,780,768
Pioneer Natural Resources Co.	15,538	1,799,611
Southwestern Energy Co.*	68,262	2,155,714

Total Oil, Gas & Consumable Fuels		8,700,058

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The) — Class A	23,976	1,566,832

Total Personal Products		1,566,832

Pharmaceuticals - 4.5%
Abbott Laboratories	42,397	2,631,158
Allergan, Inc.	19,463	1,868,448
Johnson & Johnson, Inc.	20,360	1,325,232
Mylan, Inc.*	153,921	3,341,625
Perrigo Co.	30,832	3,234,277
Watson Pharmaceuticals, Inc.*	26,385	1,988,374

Total Pharmaceuticals		14,389,114

Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	24,196	1,881,965

Total Professional Services		1,881,965

Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	42,444	2,783,477
Ventas, Inc.	20,191	1,187,029

Total Real Estate Investment Trusts (REITs)		3,970,506

Road & Rail - 0.5%
Union Pacific Corp.	14,940	1,679,854

Total Road & Rail		1,679,854

Semiconductors & Semiconductor Equipment - 4.2%
Altera Corp.	72,862	2,591,701
Broadcom Corp. — Class A*	74,358	2,721,503
First Solar, Inc.*	87,999	1,619,182
KLA-Tencor Corp.	51,563	2,689,010
Microchip Technology, Inc.	60,791	2,148,354
Xilinx, Inc.	47,223	1,717,973

Total Semiconductors & Semiconductor Equipment		13,487,723

Software - 4.5%
Citrix Systems, Inc.*	29,090	2,490,395
Intuit, Inc.	42,683	2,474,333

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	19

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P 500 PURE GROWTH ETF

	SHARES	MARKET VALUE

Oracle Corp.	60,779	$1,786,295
Red Hat, Inc.*	63,234	3,769,379
Salesforce.com, Inc.*	26,129	4,069,069

Total Software		14,589,471

Specialty Retail - 6.1%
AutoZone, Inc.*	10,434	4,133,534
Bed Bath & Beyond, Inc.*	34,183	2,406,141
O’Reilly Automotive, Inc.*	42,429	4,474,562
Ross Stores, Inc.	66,261	4,081,015
Tiffany & Co.	20,297	1,389,533
TJX Cos., Inc.	72,417	3,020,513

Total Specialty Retail		19,505,298

Textiles, Apparel & Luxury Goods - 3.9%
Coach, Inc.	50,057	3,662,170
Fossil, Inc.*	27,175	3,550,957
NIKE, Inc. — Class B	16,625	1,859,839
Ralph Lauren Corp.	12,734	2,193,686
V.F. Corp.	8,662	1,317,057

Total Textiles, Apparel & Luxury Goods		12,583,709

Tobacco - 0.9%
Philip Morris International, Inc.	31,428	2,813,120

Total Tobacco		2,813,120

Trading Companies & Distributors - 0.7%
W.W. Grainger, Inc.	11,416	2,372,473

Total Trading Companies & Distributors		2,372,473

Wireless Telecommunication Services - 1.0%
Crown Castle International Corp.*	57,312	3,244,432

Total Wireless Telecommunication Services		3,244,432

Total Common Stocks (Cost $287,188,720)		320,990,283

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	277,954	277,954

Total Short Term Investments (Cost $277,954)		277,954

Total Investments - 100.0%[a] (Cost $287,466,674)		321,268,237

Other Assets and Liabilities, net - 0.0%[b]		23,522

Net Assets - 100.0%		$321,291,759

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

20	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.8%
Aerospace & Defense - 4.9%
Exelis, Inc.	91,744	$1,057,808
Huntington Ingalls Industries, Inc.*	17,093	674,319

Total Aerospace & Defense		1,732,127

Air Freight & Logistics - 1.0%
UTi Worldwide, Inc.	20,588	343,202

Total Air Freight & Logistics		343,202

Airlines - 1.8%
JetBlue Airways Corp.*	136,531	648,522

Total Airlines		648,522

Automobiles - 0.9%
Thor Industries, Inc.	9,897	334,816

Total Automobiles		334,816

Capital Markets - 2.8%
Apollo Investment Corp.	39,339	285,208
Janus Capital Group, Inc.	33,683	255,317
Jefferies Group, Inc.	28,195	449,146

Total Capital Markets		989,671

Chemicals - 1.7%
Ashland, Inc.	3,820	251,623
Cabot Corp.	3,948	170,277
Cytec Industries, Inc.	2,736	173,928

Total Chemicals		595,828

Commercial Banks - 4.4%
Associated Banc-Corp.	16,746	223,224
BancorpSouth, Inc.	30,250	407,467
First Niagara Financial Group, Inc.	35,720	319,337
Fulton Financial Corp.	13,119	137,618
International Bancshares Corp.	10,068	198,642
TCF Financial Corp.	25,885	296,901

Total Commercial Banks		1,583,189

Commercial Services & Supplies - 0.6%
Brink’s Co. (The)	8,554	217,272

Total Commercial Services & Supplies		217,272

Communications Equipment - 1.0%
Tellabs, Inc.	91,943	346,625

Total Communications Equipment		346,625

Construction & Engineering - 4.1%
Aecom Technology Corp.*	19,939	440,054
KBR, Inc.	7,604	257,471
URS Corp.	18,486	763,657

Total Construction & Engineering		1,461,182

Containers & Packaging - 0.6%
Greif, Inc. — Class A	3,858	206,943

Total Containers & Packaging		206,943

Diversified Consumer Services - 1.1%
Regis Corp.	20,914	383,772

Total Diversified Consumer Services		383,772

	SHARES	MARKET VALUE

Electric Utilities - 0.9%
Great Plains Energy, Inc.	8,517	$173,917
NV Energy, Inc.	10,047	167,283

Total Electric Utilities		341,200

Electrical Equipment - 1.7%
General Cable Corp.*	21,141	622,391

Total Electrical Equipment		622,391

Electronic Equipment, Instruments & Components - 9.7%
Arrow Electronics, Inc.*	15,738	661,783
Avnet, Inc.*	19,875	717,090
Ingram Micro, Inc. — Class A*	38,861	756,235
Itron, Inc.*	7,767	316,893
Tech Data Corp.*	11,834	636,551
Vishay Intertechnology, Inc.*	31,449	352,858

Total Electronic Equipment, Instruments & Components		3,441,410

Food & Staples Retailing - 0.5%
Harris Teeter Supermarkets, Inc.	4,407	167,334

Total Food & Staples Retailing		167,334

Food Products - 1.2%
Smithfield Foods, Inc.*	20,095	421,191

Total Food Products		421,191

Gas Utilities - 1.0%
Atmos Energy Corp.	4,855	158,176
UGI Corp.	6,310	184,126

Total Gas Utilities		342,302

Health Care Providers & Services - 6.9%
Community Health Systems, Inc.*	38,272	931,540
Health Management Associates, Inc. — Class A*	23,164	166,781
Health Net, Inc.*	14,893	530,340
LifePoint Hospitals, Inc.*	6,950	271,189
Omnicare, Inc.	4,780	166,535
Owens & Minor, Inc.	13,465	393,717

Total Health Care Providers & Services		2,460,102

Hotels, Restaurants & Leisure - 1.0%
Bob Evans Farms, Inc.	4,717	180,378
Wendy’s Co. (The)	37,066	180,512

Total Hotels, Restaurants & Leisure		360,890

Household Durables - 1.3%
KB Home	27,431	238,101
Mohawk Industries, Inc.*	3,265	218,820

Total Household Durables		456,921

Insurance - 18.5%
American Financial Group, Inc.	9,270	360,788
Aspen Insurance Holdings Ltd.	18,954	536,777
Everest Re Group Ltd.	4,191	415,328
Fidelity National Financial, Inc. —Class A	19,920	383,859
First American Financial Corp.	62,584	1,048,282

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	21

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

	SHARES	MARKET VALUE

Hanover Insurance Group, Inc. (The)	15,103	$609,557
HCC Insurance Holdings, Inc.	9,023	288,375
Kemper Corp.	14,977	449,160
Old Republic International Corp.	56,020	557,399
Protective Life Corp.	25,451	744,696
Reinsurance Group of America, Inc.	10,446	607,331
StanCorp Financial Group, Inc.	11,170	428,705
W.R. Berkley Corp.	4,198	158,097

Total Insurance		6,588,354

Internet Software & Services - 0.5%
Monster Worldwide, Inc.*	19,087	164,721

Total Internet Software & Services		164,721

IT Services - 0.6%
CoreLogic, Inc.*	12,319	205,727

Total IT Services		205,727

Machinery - 6.6%
AGCO Corp.*	3,042	141,666
Harsco Corp.	8,512	189,818
ITT Corp.	45,514	1,022,244
Oshkosh Corp.*	28,862	658,919
Terex Corp.*	14,098	319,179

Total Machinery		2,331,826

Media - 2.4%
New York Times Co. (The) — Class A*	37,256	235,086
Scholastic Corp.	10,837	331,070
Valassis Communications, Inc.*	14,854	297,080

Total Media		863,236

Metals & Mining - 2.7%
Commercial Metals Co.	20,332	300,507
Reliance Steel & Aluminum Co.	4,071	227,528
Steel Dynamics, Inc.	18,683	238,582
Worthington Industries, Inc.	11,030	196,775

Total Metals & Mining		963,392

Multiline Retail - 0.6%
Saks, Inc.*	20,047	219,715

Total Multiline Retail		219,715

Oil, Gas & Consumable Fuels - 2.8%
Arch Coal, Inc.	10,166	99,220
HollyFrontier Corp.	11,006	339,205
Patriot Coal Corp.*	15,333	89,391
Quicksilver Resources, Inc.*	16,861	79,247
World Fuel Services Corp.	8,870	390,812

Total Oil, Gas & Consumable Fuels		997,875

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.*	20,287	183,597

Total Paper & Forest Products		183,597

	SHARES	MARKET VALUE

Professional Services - 1.0%
Manpower, Inc.	8,254	$351,620

Total Professional Services		351,620

Road & Rail - 0.9%
Con-way, Inc.	9,749	316,843

Total Road & Rail		316,843

Semiconductors & Semiconductor Equipment - 2.4%
Fairchild Semiconductor International, Inc.*	10,948	155,133
International Rectifier Corp.*	9,960	217,427
MEMC Electronic Materials, Inc.*	138,107	495,804

Total Semiconductors & Semiconductor Equipment		868,364

Specialty Retail - 5.6%
Barnes & Noble, Inc.*	21,440	444,880
Collective Brands, Inc.*	43,318	899,715
Office Depot, Inc.*	143,842	437,280
RadioShack Corp.	41,855	216,809

Total Specialty Retail		1,998,684

Thrifts & Mortgage Finance - 3.3%
Astoria Financial Corp.	64,901	628,890
New York Community Bancorp, Inc.	15,577	210,134
Washington Federal, Inc.	18,283	320,684

Total Thrifts & Mortgage Finance		1,159,708

Tobacco - 1.2%
Universal Corp.	9,183	420,857

Total Tobacco		420,857

Wireless Telecommunication Services - 1.1%
Telephone & Data Systems, Inc.	16,596	403,117

Total Wireless Telecommunication Services		403,117

Total Common Stocks (Cost $33,660,156)		35,494,526

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	64,721	64,721

Total Short Term Investments (Cost $64,721)		64,721

Total Investments - 100.0%[a] (Cost $33,724,877)		35,559,247

Other Assets and Liabilities, net - 0.0%[b]		(16,056)

Net Assets - 100.0%		$35,543,191

22	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	23

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 1.6%
Triumph Group, Inc.	150,829	$9,475,078

Total Aerospace & Defense		9,475,078

Airlines - 1.0%
Alaska Air Group, Inc.*	179,465	6,065,917

Total Airlines		6,065,917

Auto Components - 0.3%
Gentex Corp.	72,352	1,589,573

Total Auto Components		1,589,573

Beverages - 1.6%
Monster Beverage Corp.*	152,462	9,903,932

Total Beverages		9,903,932

Biotechnology - 4.9%
Regeneron Pharmaceuticals, Inc.*	157,567	21,312,513
United Therapeutics Corp.*	181,459	7,938,831

Total Biotechnology		29,251,344

Chemicals - 3.0%
Albemarle Corp.	74,141	4,841,407
Intrepid Potash, Inc.*	169,483	4,211,653
NewMarket Corp.	40,771	9,100,903

Total Chemicals		18,153,963

Commercial Banks - 1.0%
Signature Bank*	90,806	5,965,046

Total Commercial Banks		5,965,046

Commercial Services & Supplies - 2.2%
Clean Harbors, Inc.*	110,660	7,551,439
Copart, Inc.*	204,403	5,398,283

Total Commercial Services & Supplies		12,949,722

Communications Equipment - 1.1%
ADTRAN, Inc.	115,761	3,533,026
Riverbed Technology, Inc.*	164,288	3,241,402

Total Communications Equipment		6,774,428

Containers & Packaging - 2.0%
AptarGroup, Inc.	85,400	4,655,154
Rock-Tenn Co. — Class A	117,789	7,341,788

Total Containers & Packaging		11,996,942

Distributors - 1.0%
LKQ Corp.*	173,114	5,790,663

Total Distributors		5,790,663

Diversified Consumer Services - 3.8%
ITT Educational Services, Inc.*	203,675	13,446,623
Strayer Education, Inc.	97,716	9,642,615

Total Diversified Consumer Services		23,089,238

Diversified Financial Services - 0.6%
MSCI, Inc. — Class A*	104,825	3,835,547

Total Diversified Financial Services		3,835,547

	SHARES	MARKET VALUE

Electrical Equipment - 0.6%
AMETEK, Inc.	74,980	$3,773,743

Total Electrical Equipment		3,773,743

Electronic Equipment, Instruments & Components - 0.4%
Trimble Navigation, Ltd.*	48,879	2,646,309

Total Electronic Equipment, Instruments & Components		2,646,309

Energy Equipment & Services - 3.5%
CARBO Ceramics, Inc.	53,512	4,499,824
Dresser-Rand Group, Inc.*	98,282	4,784,368
Dril-Quip, Inc.*	61,507	4,144,957
Oceaneering International, Inc.	72,297	3,732,694
Oil States International, Inc.*	52,033	4,140,786

Total Energy Equipment & Services		21,302,629

Food Products - 3.0%
Corn Products International, Inc.	98,326	5,610,482
Green Mountain Coffee Roasters, Inc.*	153,380	7,477,275
Lancaster Colony Corp.	76,859	5,011,975

Total Food Products		18,099,732

Health Care Equipment & Supplies - 5.6%
Cooper Cos., Inc. (The)	70,598	6,224,626
Gen-Probe, Inc.*	124,374	10,142,700
IDEXX Laboratories, Inc.*	76,360	6,714,335
ResMed, Inc.*	155,361	5,283,827
Thoratec Corp.*	150,142	5,226,443

Total Health Care Equipment & Supplies		33,591,931

Health Care Providers & Services - 7.2%
AMERIGROUP Corp.*	158,310	9,777,225
Catalyst Health Solutions, Inc.*	167,618	14,477,167
Henry Schein, Inc.*	86,290	6,621,895
HMS Holdings Corp.*	160,519	3,862,087
Mednax, Inc.*	125,728	8,831,135

Total Health Care Providers & Services		43,569,509

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	175,778	1,947,620

Total Health Care Technology		1,947,620

Hotels, Restaurants & Leisure - 2.2%
Life Time Fitness, Inc.*	103,473	4,817,703
Panera Bread Co. — Class A*	53,251	8,409,398

Total Hotels, Restaurants & Leisure		13,227,101

Household Durables - 0.9%
Tupperware Brands Corp.	85,913	5,351,521

Total Household Durables		5,351,521

Household Products - 0.5%
Church & Dwight Co., Inc.	64,645	3,283,966

Total Household Products		3,283,966

24	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

	SHARES	MARKET VALUE

Internet Software & Services - 3.8%
Equinix, Inc.*	83,283	$13,675,068
Rackspace Hosting, Inc.*	163,296	9,485,865

Total Internet Software & Services		23,160,933

IT Services - 6.7%
Alliance Data Systems Corp.*	83,514	10,730,714
Gartner, Inc.*	66,154	2,897,545
Global Payments, Inc.	137,584	6,388,025
Jack Henry & Associates, Inc.	95,627	3,247,493
NeuStar, Inc. — Class A*	75,758	2,753,803
VeriFone Systems, Inc.*	136,073	6,482,518
Wright Express Corp.*	118,680	7,574,158

Total IT Services		40,074,256

Leisure Equipment & Products - 1.1%
Polaris Industries, Inc.	80,850	6,422,724

Total Leisure Equipment & Products		6,422,724

Life Sciences Tools & Services - 3.6%
Bio-Rad Laboratories, Inc. — Class A*	67,120	7,248,289
Covance, Inc.*	76,401	3,572,510
Mettler-Toledo International, Inc.*	33,187	5,951,093
Techne Corp.	72,318	4,840,967

Total Life Sciences Tools & Services		21,612,859

Machinery - 3.9%
Donaldson Co., Inc.	110,939	3,845,146
Gardner Denver, Inc.	38,867	2,531,796
Valmont Industries, Inc.	63,741	7,899,422
Wabtec Corp.	62,325	4,847,639
Woodward, Inc.	102,125	4,247,379

Total Machinery		23,371,382

Metals & Mining - 1.0%
Compass Minerals International, Inc.	77,564	5,935,197

Total Metals & Mining		5,935,197

Office Electronics - 0.6%
Zebra Technologies Corp. — Class A*	95,432	3,701,807

Total Office Electronics		3,701,807

Oil, Gas & Consumable Fuels - 2.4%
Bill Barrett Corp.*	184,674	4,428,482
Cimarex Energy Co.	67,617	4,673,011
Northern Oil and Gas, Inc.*	164,323	3,192,796
SM Energy Co.	33,501	2,214,751

Total Oil, Gas & Consumable Fuels		14,509,040

Pharmaceuticals - 1.9%
Endo Pharmaceuticals Holdings, Inc.*	170,786	6,001,420
Medicis Pharmaceutical Corp. — Class A	135,113	5,197,797

Total Pharmaceuticals		11,199,217

	SHARES	MARKET VALUE

Professional Services - 0.6%
FTI Consulting, Inc.*	96,572	$3,509,427

Total Professional Services		3,509,427

Real Estate Investment Trusts (REITs) - 2.2%
Essex Property Trust, Inc.	17,312	2,734,777
Federal Realty Investment Trust	37,673	3,792,164
Home Properties, Inc.	43,492	2,655,187
Taubman Centers, Inc.	51,925	4,007,571

Total Real Estate Investment Trusts (REITs)		13,189,699

Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	79,874	4,419,428

Total Road & Rail		4,419,428

Semiconductors & Semiconductor Equipment - 2.7%
Lam Research Corp.*	132,752	5,529,121
Semtech Corp.*	180,500	4,920,430
Silicon Laboratories, Inc.*	171,725	6,094,520

Total Semiconductors & Semiconductor Equipment		16,544,071

Software - 7.7%
ACI Worldwide, Inc.*	88,596	3,531,437
Advent Software, Inc.*	81,483	2,199,226
ANSYS, Inc.*	93,889	6,297,135
Concur Technologies, Inc.*	95,902	5,424,217
Factset Research Systems, Inc.	64,527	6,766,301
Informatica Corp.*	163,186	7,509,820
MICROS Systems, Inc.*	69,759	3,964,404
Rovi Corp.*	210,735	6,027,021
Solera Holdings, Inc.	102,696	4,615,158

Total Software		46,334,719

Specialty Retail - 4.3%
Advance Auto Parts, Inc.	108,665	9,975,447
PetSmart, Inc.	114,543	6,673,275
Tractor Supply Co.	96,960	9,541,834

Total Specialty Retail		26,190,556

Textiles, Apparel & Luxury Goods - 6.4%
Carter’s, Inc.*	171,178	9,294,965
Deckers Outdoor Corp.*	86,768	4,426,036
PVH Corp.	101,608	9,022,790
Under Armour, Inc. — Class A*	101,254	9,915,804
Warnaco Group, Inc.(The)*	108,407	5,741,235

Total Textiles, Apparel & Luxury Goods		38,400,830

Trading Companies & Distributors - 2.0%
MSC Industrial Direct Co. — Class A	66,145	4,875,548
Watsco, Inc.	97,517	7,016,348

Total Trading Companies & Distributors		11,891,896

Total Common Stocks (Cost $542,764,928)		602,103,495

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	25

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

	SHARES	MARKET VALUE

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	567,728	$567,728

Total Short Term Investments (Cost $567,728)		567,728

Total Investments - 100.0%[a] (Cost $543,332,656)		602,671,223

Other Assets and Liabilities, net - 0.0%[b]		(111,695)

Net Assets - 100.0%		$602,559,528

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

26	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 0.7%
AAR Corp.	33,950	$524,527

Total Aerospace & Defense		524,527

Airlines - 1.0%
SkyWest, Inc.	86,837	780,665

Total Airlines		780,665

Auto Components - 1.1%
Spartan Motors, Inc.	108,007	469,830
Superior Industries International, Inc.	21,861	374,042

Total Auto Components		843,872

Automobiles - 0.6%
Winnebago Industries, Inc.*	45,132	440,037

Total Automobiles		440,037

Building Products - 2.1%
Apogee Enterprises, Inc.	18,028	276,910
Griffon Corp.	55,402	549,034
Universal Forest Products, Inc.	20,606	770,664

Total Building Products		1,596,608

Capital Markets - 2.4%
Calamos Asset Management, Inc. — Class A	16,816	217,263
Investment Technology Group, Inc.*	45,122	460,244
Piper Jaffray Cos.*	28,349	687,463
Prospect Capital Corp.	18,678	203,964
SWS Group, Inc.	45,375	255,915

Total Capital Markets		1,824,849

Chemicals - 2.4%
A. Schulman, Inc.	26,327	647,907
OM Group, Inc.*	31,106	750,277
PolyOne Corp.	32,286	447,484

Total Chemicals		1,845,668

Commercial Banks - 3.0%
First BanCorp*	94,755	403,656
First Commonwealth Financial Corp.	70,860	455,630
PrivateBancorp, Inc.	20,546	323,189
Susquehanna Bancshares, Inc.	45,514	471,980
United Community Banks, Inc.*	31,231	293,884
Wintrust Financial Corp.	10,455	377,739

Total Commercial Banks		2,326,078

Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	18,802	437,711
G&K Services, Inc. — Class A	8,016	263,406
Geo Group, Inc. (The)*	10,793	223,523
United Stationers, Inc.	11,145	316,072
Viad Corp.	16,644	300,923

Total Commercial Services & Supplies		1,541,635

	SHARES	MARKET VALUE

Communications Equipment - 1.0%
Bel Fuse, Inc. — Class B	13,751	$244,630
Black Box Corp.	23,749	536,965

Total Communications Equipment		781,595

Computers & Peripherals - 1.3%
Avid Technology, Inc.*	31,789	276,246
Intevac, Inc.*	58,301	469,906
Novatel Wireless, Inc.*	96,518	278,937

Total Computers & Peripherals		1,025,089

Construction & Engineering - 2.4%
Aegion Corp.*	22,578	412,048
Comfort Systems USA, Inc.	33,946	359,149
EMCOR Group, Inc.	7,969	233,651
Orion Marine Group, Inc.*	118,541	820,304

Total Construction & Engineering		1,825,152

Distributors - 2.2%
VOXX International Corp.*	134,063	1,701,259

Total Distributors		1,701,259

Diversified Consumer Services - 3.3%
Career Education Corp.*	142,300	1,014,599
Corinthian Colleges, Inc.*	159,398	612,089
Lincoln Educational Services Corp.	123,945	909,756

Total Diversified Consumer Services		2,536,444

Electrical Equipment - 0.7%
EnerSys*	10,962	383,122
Powell Industries, Inc.*	5,775	188,323

Total Electrical Equipment		571,445

Electronic Equipment, Instruments & Components - 7.2%
Anixter International, Inc.*	3,749	257,106
Benchmark Electronics, Inc.*	51,724	821,377
Brightpoint, Inc.*	39,467	241,538
Checkpoint Systems, Inc.*	32,777	359,236
CTS Corp.	38,345	411,442
Insight Enterprises, Inc.*	43,897	891,548
Plexus Corp.*	9,200	297,804
Radisys Corp.*	108,953	691,852
Scansource, Inc.*	10,885	358,770
SYNNEX Corp.*	25,603	975,218
TTM Technologies, Inc.*	22,531	232,745

Total Electronic Equipment, Instruments & Components		5,538,636

Energy Equipment & Services - 1.8%
Exterran Holdings, Inc.*	55,942	755,777
Matrix Service Co.*	45,411	619,860

Total Energy Equipment & Services		1,375,637

Food & Staples Retailing - 2.6%
Andersons, Inc. (The)	12,519	630,957
Nash Finch Co.	28,879	724,863
Spartan Stores, Inc.	33,964	619,164

Total Food & Staples Retailing		1,974,984

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	27

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

	SHARES	MARKET VALUE

Food Products - 1.1%
Seneca Foods Corp. — Class A*	36,256	$844,402

Total Food Products		844,402

Gas Utilities - 0.2%
Laclede Group, Inc. (The)	4,731	186,307

Total Gas Utilities		186,307

Health Care Equipment & Supplies - 1.1%
Invacare Corp.	20,390	323,182
Natus Medical, Inc.*	22,219	271,961
Symmetry Medical, Inc.*	30,986	220,310

Total Health Care Equipment & Supplies		815,453

Health Care Providers & Services - 10.7%
Almost Family, Inc.*	45,471	1,108,583
Amedisys, Inc.*	95,407	1,405,345
Cross Country Healthcare, Inc.*	122,814	566,173
Gentiva Health Services, Inc.*	176,481	1,461,263
Healthways, Inc.*	148,923	993,316
Kindred Healthcare, Inc.*	85,478	824,008
LHC Group, Inc.*	41,554	735,921
Molina Healthcare, Inc.*	26,482	679,263
PharMerica Corp.*	37,688	447,357

Total Health Care Providers & Services		8,221,229

Hotels, Restaurants & Leisure - 5.0%
Boyd Gaming Corp.*	133,809	1,028,991
Jack in the Box, Inc.*	8,162	185,441
Marriott Vacations Worldwide Corp.*	51,883	1,532,105
Red Robin Gourmet Burgers, Inc.*	6,364	226,940
Ruby Tuesday, Inc.*	92,788	630,959
Ruth’s Hospitality Group, Inc*	39,208	271,319

Total Hotels, Restaurants & Leisure		3,875,755

Household Durables - 3.0%
American Greetings Corp. — Class A	44,408	710,528
La-Z-Boy, Inc.*	21,835	329,054
M/I Homes, Inc.*	37,494	498,670
Standard Pacific Corp.*	106,220	537,473
Universal Electronics, Inc.*	13,532	228,961

Total Household Durables		2,304,686

Household Products - 0.9%
Central Garden and Pet Co. — Class A*	68,173	728,769

Total Household Products		728,769

Industrial Conglomerates - 0.3%
Standex International Corp.	5,283	232,769

Total Industrial Conglomerates		232,769

Insurance - 6.6%
Delphi Financial Group, Inc. — Class A	11,494	522,057

	SHARES	MARKET VALUE

Horace Mann Educators Corp.	57,335	$1,006,229
Meadowbrook Insurance Group, Inc.	31,535	278,454
National Financial Partners Corp.*	13,172	194,287
Presidential Life Corp.	47,020	544,492
Safety Insurance Group, Inc.	5,859	233,481
Selective Insurance Group, Inc.	26,119	456,821
Stewart Information Services Corp.	71,132	1,047,063
Tower Group, Inc.	22,913	494,463
United Fire Group, Inc.	20,698	356,420

Total Insurance		5,133,767

Internet Software & Services - 0.5%
United Online, Inc.	85,493	405,237

Total Internet Software & Services		405,237

IT Services - 0.7%
CIBER, Inc.*	64,800	269,568
NCI, Inc. — Class A*	58,541	290,363

Total IT Services		559,931

Leisure Equipment & Products - 1.0%
Callaway Golf Co.	94,849	581,424
Jakks Pacific, Inc.	11,579	220,812

Total Leisure Equipment & Products		802,236

Machinery - 1.2%
Briggs & Stratton Corp.	28,383	513,732
Lydall, Inc.*	38,152	402,504

Total Machinery		916,236

Media - 1.4%
Digital Generation, Inc.*	36,984	343,211
E.W. Scripps Co. — Class A*	36,637	335,595
Harte-Hanks, Inc.	22,898	192,343
Live Nation Entertainment, Inc.*	24,043	217,830

Total Media		1,088,979

Metals & Mining - 2.5%
A.M. Castle & Co.*	32,573	436,152
AK Steel Holding Corp.	22,838	169,458
Century Aluminum Co.*	34,960	321,632
Materion Corp.*	17,450	431,189
Olympic Steel, Inc.	18,543	391,814
SunCoke Energy, Inc.*	13,030	198,317

Total Metals & Mining		1,948,562

Multiline Retail - 2.5%
Fred’s, Inc. — Class A	40,204	575,721
Tuesday Morning Corp.*	326,343	1,318,426

Total Multiline Retail		1,894,147

Oil, Gas & Consumable Fuels - 0.4%
Overseas Shipholding Group, Inc.	29,041	339,780

Total Oil, Gas & Consumable Fuels		339,780

Paper & Forest Products - 1.2%
Neenah Paper, Inc.	15,231	434,998
Wausau Paper Corp.	53,921	488,524

Total Paper & Forest Products		923,522

28	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

	SHARES	MARKET VALUE

Professional Services - 2.1%
CDI Corp.	38,805	$688,400
Insperity, Inc.	6,981	190,372
Kelly Services, Inc. — Class A	53,826	753,026

Total Professional Services		1,631,798

Real Estate Investment Trusts (REITs) - 0.7%
Cedar Reality Trust, Inc.	61,518	321,124
Parkway Properties, Inc.	25,608	253,263

Total Real Estate Investment Trusts (REITs)		574,387

Road & Rail - 0.4%
Arkansas Best Corp.	20,076	307,966

Total Road & Rail		307,966

Semiconductors & Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc.*	22,013	262,835
Cohu, Inc.	33,788	370,992
DSP Group, Inc.*	30,058	196,580
Pericom Semiconductor Corp.*	36,548	287,267
Sigma Designs, Inc.*	79,192	436,348

Total Semiconductors & Semiconductor Equipment		1,554,022

Specialty Retail - 11.6%
Big 5 Sporting Goods Corp.	67,809	567,561
Brown Shoe Co., Inc.	90,723	826,487
Cabela’s, Inc.*	6,544	247,429
Christopher & Banks Corp.	157,905	295,282
Coldwater Creek, Inc.*	376,181	372,419
Group 1 Automotive, Inc.	10,310	596,743
Haverty Furniture Cos., Inc.	29,091	349,092
Lithia Motors, Inc. — Class A	17,353	465,581
MarineMax, Inc.*	118,227	1,260,300
OfficeMax, Inc.*	190,554	886,076

	SHARES	MARKET VALUE

PEP Boys-Manny Moe & Jack	48,201	$719,641
Sonic Automotive, Inc. — Class A	39,782	669,133
Stage Stores, Inc.	46,458	709,414
Stein Mart, Inc.*	107,713	691,517
Zale Corp.*	96,455	264,287

Total Specialty Retail		8,920,962

Textiles, Apparel & Luxury Goods - 4.1%
Perry Ellis International, Inc.*	68,619	1,283,862
Quiksilver, Inc.*	193,772	670,451
Skechers U.S.A., Inc. — Class A*	64,802	1,209,853

Total Textiles, Apparel & Luxury Goods		3,164,166

Tobacco - 0.3%
Alliance One International, Inc.*	67,636	239,431

Total Tobacco		239,431

Trading Companies & Distributors - 0.6%
Lawson Products, Inc.	29,878	435,024

Total Trading Companies & Distributors		435,024

Total Common Stocks (Cost $77,860,368)		77,103,703

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	116,556	116,556

Total Short Term Investments (Cost $116,556)		116,556

Total Investments - 100.1%[a] (Cost $77,976,924)		77,220,259

Other Assets and Liabilities, net - (0.1)%		(76,326)

Net Assets - 100.0%		$77,143,933

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	29

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 3.1%
Aerovironment, Inc.*	8,434	$205,115
American Science & Engineering, Inc.	11,707	764,584
Cubic Corp.	14,374	664,510
National Presto Industries, Inc.	5,500	405,460
Teledyne Technologies, Inc.*	6,569	424,489

Total Aerospace & Defense		2,464,158

Air Freight & Logistics - 0.3%
Forward Air Corp.	7,417	250,546

Total Air Freight & Logistics		250,546

Airlines - 1.2%
Allegiant Travel Co.*	15,706	922,885

Total Airlines		922,885

Beverages - 0.8%
Boston Beer Co., Inc. — Class A*	6,472	668,687

Total Beverages		668,687

Biotechnology - 2.9%
ArQule, Inc.*	68,308	481,571
Cubist Pharmaceuticals, Inc.*	16,691	705,695
Momenta Pharmaceuticals, Inc.*	47,361	752,093
Spectrum Pharmaceuticals, Inc.*	33,433	355,393

Total Biotechnology		2,294,752

Capital Markets - 0.6%
Financial Engines, Inc.*	21,467	490,306

Total Capital Markets		490,306

Chemicals - 1.9%
Balchem Corp.	11,948	345,297
Hawkins, Inc.	14,711	510,913
Innophos Holdings, Inc.	12,755	627,164

Total Chemicals		1,483,374

Commercial Services & Supplies - 0.9%
Portfolio Recovery Associates, Inc.*	11,024	758,672

Total Commercial Services & Supplies		758,672

Communications Equipment - 0.8%
Netgear, Inc.*	8,714	335,489
ViaSat, Inc.*	6,857	331,193

Total Communications Equipment		666,682

Computers & Peripherals - 0.7%
Synaptics, Inc.*	17,436	535,460

Total Computers & Peripherals		535,460

Consumer Finance - 2.7%
Cash America International, Inc.	12,609	589,470
EZCORP, Inc. — Class A*	17,600	471,504
First Cash Financial Services, Inc.*	8,604	352,420
World Acceptance Corp.*	11,194	744,513

Total Consumer Finance		2,157,907

	SHARES	MARKET VALUE

Diversified Consumer Services - 3.0%
American Public Education, Inc.*	17,185	$596,663
Capella Education Co.*	19,827	648,541
Coinstar, Inc.*	17,632	1,107,114

Total Diversified Consumer Services		2,352,318

Diversified Telecommunication Services - 0.6%
Atlantic Tele-Network, Inc.	15,005	511,070

Total Diversified Telecommunication Services		511,070

Electrical Equipment - 1.5%
AZZ, Inc.	8,165	422,212
Franklin Electric Co., Inc.	9,340	468,401
II-VI, Inc.*	16,315	332,989

Total Electrical Equipment		1,223,602

Electronic Equipment, Instruments & Components - 3.6%
Cognex Corp.	13,059	525,625
DTS, Inc.*	17,672	551,366
FARO Technologies, Inc.*	5,252	294,007
Littelfuse, Inc.	9,980	625,446
MTS Systems Corp.	8,300	398,151
OSI Systems, Inc.*	6,824	456,253

Total Electronic Equipment, Instruments & Components		2,850,848

Energy Equipment & Services - 2.1%
Lufkin Industries, Inc.	5,291	406,560
OYO Geospace Corp.*	3,568	411,105
SEACOR Holdings, Inc.*	9,073	843,154

Total Energy Equipment & Services		1,660,819

Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.	12,739	717,843

Total Food & Staples Retailing		717,843

Food Products - 2.3%
J&J Snack Foods Corp.	9,944	557,461
Sanderson Farms, Inc.	13,120	677,123
TreeHouse Foods, Inc.*	10,121	582,059

Total Food Products		1,816,643

Gas Utilities - 0.4%
South Jersey Industries, Inc.	6,083	299,588

Total Gas Utilities		299,588

Health Care Equipment & Supplies - 5.7%
Abaxis, Inc.*	10,821	385,444
Analogic Corp.	8,562	584,014
Cyberonics, Inc.*	16,682	638,921
Haemonetics Corp.*	10,637	761,290
ICU Medical, Inc.*	15,208	798,268
Neogen Corp.*	16,010	624,230
NuVasive, Inc.*	43,583	722,170

Total Health Care Equipment & Supplies		4,514,337

30	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

	SHARES	MARKET VALUE

Health Care Providers & Services - 6.7%
Air Methods Corp.*	7,509	$631,582
Chemed Corp.	11,111	670,438
CorVel Corp.*	13,858	602,684
Ensign Group, Inc. (The)	18,257	487,645
IPC The Hospitalist Co., Inc.*	16,254	624,316
Landauer, Inc.	10,125	533,790
Magellan Health Services, Inc.*	15,761	697,897
MWI Veterinary Supply, Inc.*	11,747	1,108,917

Total Health Care Providers & Services		5,357,269

Health Care Technology - 2.6%
Computer Programs & Systems, Inc.	11,914	709,955
Medidata Solutions, Inc.*	29,447	762,972
Quality Systems, Inc.	15,942	596,231

Total Health Care Technology		2,069,158

Hotels, Restaurants & Leisure - 6.1%
Biglari Holdings, Inc.*	1,769	718,798
BJ’s Restaurants, Inc.*	14,564	629,019
Buffalo Wild Wings, Inc.*	12,620	1,058,187
CEC Entertainment, Inc.	15,130	578,269
DineEquity, Inc.*	14,008	680,509
Papa John’s International, Inc.*	9,219	371,341
Peet’s Coffee & Tea, Inc.*	10,832	832,114

Total Hotels, Restaurants & Leisure		4,868,237

Household Durables - 0.5%
iRobot Corp.*	15,469	365,223

Total Household Durables		365,223

Household Products - 0.4%
WD-40 Co.	6,769	305,146

Total Household Products		305,146

Insurance - 1.7%
Infinity Property & Casualty Corp.	10,972	586,014
ProAssurance Corp.	5,312	467,934
RLI Corp.	4,660	320,981

Total Insurance		1,374,929

Internet & Catalog Retail - 0.3%
Blue Nile, Inc.*	7,415	224,526

Total Internet & Catalog Retail		224,526

Internet Software & Services - 4.2%
comScore, Inc.*	14,729	293,402
InfoSpace, Inc.*	47,525	528,953
j2 Global, Inc.	9,903	255,794
Liquidity Services, Inc.*	5,484	292,462
LivePerson, Inc.*	20,986	333,258
LogMeIn, Inc.*	16,000	576,160
OpenTable, Inc.*	16,126	721,316
Stamps.com, Inc.*	12,028	349,173

Total Internet Software & Services		3,350,518

	SHARES	MARKET VALUE

IT Services - 2.5%
CACI International, Inc. — Class A*	12,800	$782,464
Forrester Research, Inc.	7,638	270,767
Higher One Holdings, Inc.*	20,672	325,998
MAXIMUS, Inc.	13,353	590,870

Total IT Services		1,970,099

Leisure Equipment & Products - 1.2%
Sturm Ruger & Co., Inc.	16,651	950,273

Total Leisure Equipment & Products		950,273

Machinery - 1.1%
Lindsay Corp.	5,819	388,651
Toro Co. (The)	6,480	463,061

Total Machinery		851,712

Media - 0.5%
Arbitron, Inc.	9,929	377,798

Total Media		377,798

Oil, Gas & Consumable Fuels - 2.2%
Approach Resources, Inc.*	10,222	366,765
Contango Oil & Gas Co.*	11,632	631,152
GeoResources, Inc.*	19,087	719,771

Total Oil, Gas & Consumable Fuels		1,717,688

Paper & Forest Products - 1.1%
Deltic Timber Corp.	7,103	433,851
Schweitzer-Mauduit International, Inc.	6,002	407,056

Total Paper & Forest Products		840,907

Personal Products - 0.7%
Medifast, Inc.*	30,738	590,784

Total Personal Products		590,784

Pharmaceuticals - 3.8%
Akorn, Inc.*	25,686	311,571
Hi-Tech Pharmacal Co., Inc.*	21,038	685,628
Medicines Co. (The)*	29,727	656,669
Questcor Pharmaceuticals, Inc.*	15,091	677,586
Salix Pharmaceuticals Ltd.*	5,922	292,547
ViroPharma, Inc.*	17,922	389,804

Total Pharmaceuticals		3,013,805

Professional Services - 1.3%
Dolan Co. (The)*	65,217	522,388
Exponent, Inc.*	10,497	501,757

Total Professional Services		1,024,145

Real Estate Investment Trusts (REITs) - 1.2%
EastGroup Properties, Inc.	5,416	272,425
Mid-America Apartment Communities, Inc.	5,036	342,801
PS Business Parks, Inc.	5,385	367,526

Total Real Estate Investment Trusts (REITs)		982,752

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	31

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

	SHARES	MARKET VALUE

Semiconductors & Semiconductor Equipment - 10.0%
Cabot Microelectronics Corp.	9,197	$316,193
CEVA, Inc.*	9,151	202,145
Cirrus Logic, Inc.*	40,705	1,114,503
Cymer, Inc.*	8,601	445,876
Entropic Communications, Inc.*	92,653	391,922
Exar Corp.*	85,228	675,006
GT Advanced Technologies, Inc.*	53,436	347,868
Hittite Microwave Corp.*	14,729	788,591
Kulicke & Soffa Industries, Inc.*	65,056	852,234
Power Integrations, Inc.	16,858	638,581
Rubicon Technology, Inc.*	51,722	488,773
Veeco Instruments, Inc.*	32,540	982,383
Volterra Semiconductor Corp.*	20,642	678,915

Total Semiconductors & Semiconductor Equipment		7,922,990

Software - 7.5%
Blackbaud, Inc.	8,920	276,342
CommVault Systems, Inc.*	14,832	772,302
Ebix, Inc.	22,515	460,432
Interactive Intelligence Group*	13,306	394,656
JDA Software Group, Inc.*	9,821	283,630
Manhattan Associates, Inc.*	7,027	352,404
MicroStrategy, Inc. — Class A*	4,955	692,610
Netscout Systems, Inc.*	17,357	359,116
OPNET Technologies, Inc.	11,366	263,237
Sourcefire, Inc.*	18,157	925,825
Synchronoss Technologies, Inc.*	8,735	273,406
Tyler Technologies, Inc.*	13,937	556,783
Websense, Inc.*	18,716	388,170

Total Software		5,998,913

	SHARES	MARKET VALUE

Specialty Retail - 6.0%
Buckle, Inc. (The)	14,861	$686,281
Children’s Place Retail Stores, Inc. (The)*	7,700	354,046
Genesco, Inc.*	8,795	659,625
Hibbett Sports, Inc.*	12,152	725,718
JOS A Bank Clothiers, Inc.*	13,184	626,899
Monro Muffler Brake, Inc.	13,532	558,330
Rue21, Inc.*	20,402	619,201
Vitamin Shoppe, Inc.*	11,190	526,713

Total Specialty Retail		4,756,813

Textiles, Apparel & Luxury Goods - 1.9%
Steven Madden Ltd.*	17,314	748,138
True Religion Apparel, Inc.*	16,330	443,523
Wolverine World Wide, Inc.	7,287	305,689

Total Textiles, Apparel & Luxury Goods		1,497,350

Water Utilities - 0.4%
American States Water Co.	8,489	309,339

Total Water Utilities		309,339

Total Common Stocks (Cost $75,305,032)		79,360,871

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	45,037	45,037

Total Short Term Investments (Cost $45,037)		45,037

Total Investments - 100.0%[a] (Cost $75,350,069)		79,405,908

Other Assets and Liabilities, net - 0.0%[b]		(17,925)

Net Assets - 100.0%		$79,387,983

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

32	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2012

	Guggenheim Russell Top 50® ETF	Guggenheim S&P 500 Pure Value ETF	Guggenheim S&P 500 Pure Growth ETF	Guggenheim S&P MidCap 400 Pure Value ETF

ASSETS
Investments at market value*	$484,845,903	$93,237,617	$321,268,237	$35,559,247
Receivables:
Investments sold	—	123,385	—	432,672
Fund shares sold	5,119,129	—	—	—
Dividends	548,255	63,732	113,989	12,107
Total assets	490,513,287	93,424,734	321,382,226	36,004,026

LIABILITIES
Payables:
Investments purchased	5,111,014	197,426	—	449,901
Accrued management fees	76,631	26,638	90,467	10,934
Total liabilities	5,187,645	224,064	90,467	460,835
NET ASSETS	$485,325,642	$93,200,670	$321,291,759	$35,543,191

NET ASSETS CONSIST OF:
Paid-in capital	$553,191,007	$99,858,494	$304,933,273	$36,489,125
Undistributed net investment income	739,997	94,108	62,879	11,475
Accumulated net realized loss on investment securities	(67,675,096)	(6,848,996)	(17,505,956)	(2,791,779)
Net unrealized appreciation (depreciation) on investment securities	(930,266)	97,064	33,801,563	1,834,370
NET ASSETS	$485,325,642	$93,200,670	$321,291,759	$35,543,191
Shares outstanding (unlimited shares authorized), no par value	4,750,785	3,002,836	6,550,299	1,000,499
Net asset value, offering price and repurchase price per share	$102.16	$31.04	$49.05	$35.53
*Total cost of investments	$485,776,169	$93,140,553	$287,466,674	$33,724,877

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	33

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (concluded)	April 30, 2012

	Guggenheim S&P MidCap 400 Pure Growth ETF	Guggenheim S&P SmallCap 600 Pure Value ETF	Guggenheim S&P SmallCap 600 Pure Growth ETF

ASSETS
Investments at market value*	$602,671,223	$77,220,259	$79,405,908
Receivables:
Investments sold	—	637,821	—
Dividends	59,983	18,504	4,867
Total assets	602,731,206	77,876,584	79,410,775

LIABILITIES
Payables:
Investments purchased	—	710,699	—
Accrued management fees	171,678	21,952	22,792
Total liabilities	171,678	732,651	22,792
NET ASSETS	$602,559,528	$77,143,933	$79,387,983

NET ASSETS CONSIST OF:
Paid-in capital	$582,703,721	$101,950,658	$77,973,174
Undistributed (distributions in excess) of net investment income	(31,052)	20,892	(3,425)
Accumulated net realized loss on investment securities	(39,451,708)	(24,070,952)	(2,637,605)
Net unrealized appreciation (depreciation) on investment securities	59,338,567	(756,665)	4,055,839
NET ASSETS	$602,559,528	$77,143,933	$79,387,983
Shares outstanding (unlimited shares authorized), no par value	6,700,021	1,950,040	1,450,004
Net asset value, offering price and repurchase price per share	$89.93	$39.56	$54.75
*Total cost of investments	$543,332,656	$77,976,924	$75,350,069

34	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2012

	Guggenheim Russell Top 50® ETF	Guggenheim S&P 500 Pure Value ETF	Guggenheim S&P 500 Pure Growth ETF	Guggenheim S&P MidCap 400 Pure Value ETF

INVESTMENT INCOME
Dividends	$5,489,266	$831,618	$1,576,400	$345,951
Interest	6	1	12	—
Total income	5,489,272	831,619	1,576,412	345,951

EXPENSES
Management fee	462,860	147,009	503,039	69,587
	462,860	147,009	503,039	69,587
Net investment income	5,026,412	684,610	1,073,373	276,364

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(939,285)	(304,125)	(18,426,127)	(1,137,920)
In-kind Redemptions	33,570,582	1,637,601	3,527,365	1,182,720
Net realized gain (loss)	32,631,297	1,333,476	(14,898,762)	44,800
Net change in unrealized appreciation on:
Investment securities	24,055,450	5,638,730	41,661,810	5,410,215
Net realized and unrealized gain on investments	56,686,747	6,972,206	26,763,048	5,455,015
Net increase in net assets resulting from operations	$61,713,159	$7,656,816	$27,836,421	$5,731,379

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	35

STATEMENT OF OPERATIONS (Unaudited) (concluded)

For the Six Months Ended April 30, 2012

	Guggenheim S&P MidCap 400 Pure Growth ETF	Guggenheim S&P SmallCap 600 Pure Value ETF	Guggenheim S&P SmallCap 600 Pure Growth ETF

INVESTMENT INCOME
Dividends	$1,462,423	$378,069	$305,143
Interest	4	—	1
Total income	1,462,427	378,069	305,144

EXPENSES
Management fee	1,028,998	122,607	113,069
	1,028,998	122,607	113,069
Net investment income	433,429	255,462	192,075

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(54,244,070)	(3,073,716)	(2,143,451)
In-kind redemptions	16,979,841	—	437,622
Net realized loss	(37,264,229)	(3,073,716)	(1,705,829)
Net change in unrealized appreciation on:
Investment securities	82,735,691	9,759,258	8,152,107
Net realized and unrealized gain on investments	45,471,462	6,685,542	6,446,278
Net increase in net assets resulting from operations	$45,904,891	$6,941,004	$6,638,353

36	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim Russell Top 50® ETF		Guggenheim S&P 500 Pure Value ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net investment income	$5,026,412	$7,875,126	$684,610	$1,288,269
Net realized gain (loss) on investments	32,631,297	(1,000,821)	1,333,476	1,122,980
Net change in unrealized appreciation (depreciation) on investments	24,055,450	19,318,113	5,638,730	(2,290,115)
Net increase in net assets resulting from operations	61,713,159	26,192,418	7,656,816	121,134

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,076,826)	(7,603,764)	(672,022)	(1,211,677)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	179,271,892	150,183,009	17,479,492	60,757,533
Value of shares redeemed	(204,991,871)	(38,031,580)	(10,813,895)	(35,992,276)
Net increase (decrease) in net assets resulting from share transactions	(25,719,979)	112,151,429	6,665,597	24,765,257
Increase in net assets	30,916,354	130,740,083	13,650,391	23,674,714

NET ASSETS
Beginning of period	454,409,288	323,669,205	79,550,279	55,875,565
End of period[1]	$485,325,642	$454,409,288	$93,200,670	$79,550,279
[1] Including undistributed net investment income	$739,997	$790,411	$94,108	$81,520

CHANGES IN SHARES OUTSTANDING:
Shares purchased	1,900,000	1,700,000	550,000	2,000,000
Shares redeemed	(2,200,000)	(450,000)	(350,000)	(1,350,000)
Shares outstanding, beginning of period	5,050,785	3,800,785	2,802,836	2,152,836
Shares outstanding, end of period	4,750,785	5,050,785	3,002,836	2,802,836

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	37

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500 Pure Growth ETF		Guggenheim S&P MidCap 400 Pure Value ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net Investment Income	$1,073,373	$1,020,216	$276,364	$588,491
Net realized gain (loss) on investments	(14,898,762)	23,480,072	44,800	1,240,256
Net change in unrealized appreciation (depreciation) on investments	41,661,810	(23,088,187)	5,410,215	(2,426,037)
Net increase (decrease) in net assets resulting from operations	27,836,421	1,412,101	5,731,379	(597,290)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,025,692)	(996,112)	(293,225)	(566,319)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	55,143,833	259,891,376	3,130,358	10,618,563
Value of shares redeemed	(26,551,559)	(141,889,014)	(8,696,285)	(16,872,735)
Net increase (decrease) in net assets resulting from share transactions	28,592,274	118,002,362	(5,565,927)	(6,254,172)
Increase (decrease) in net assets	55,403,003	118,418,351	(127,773)	(7,417,781)

NET ASSETS
Beginning of period	265,888,756	147,470,405	35,670,964	43,088,745
End of period[1]	$321,291,759	$265,888,756	$35,543,191	$35,670,964
[1] Including undistributed net investment income	$62,879	$15,198	$11,475	$28,336

CHANGES IN SHARES OUTSTANDING:
Shares purchased	1,200,000	5,700,000	100,000	300,000
Shares redeemed	(600,000)	(3,400,000)	(250,000)	(550,000)
Shares outstanding, beginning of period	5,950,299	3,650,299	1,150,499	1,400,499
Shares outstanding, end of period	6,550,299	5,950,299	1,000,499	1,150,499

38	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P MidCap 400 Pure Growth ETF		Guggenheim S&P SmallCap 600 Pure Value ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net investment income	$433,429	$494,420	$255,462	$444,600
Net realized gain (loss)	(37,264,229)	69,090,697	(3,073,716)	3,386,071
Net change in unrealized appreciation (depreciation) on Investments	82,735,691	(51,357,329)	9,759,258	849,778
Net increase in net assets resulting from operations	45,904,891	18,227,788	6,941,004	4,680,449

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(464,481)	(494,945)	(234,570)	(444,287)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	74,690,949	689,925,224	8,307,891	14,049,940
Value of shares redeemed	(170,817,803)	(346,841,356)	—	(43,539,405)
Net increase (decrease) in net assets resulting from share transactions	(96,126,854)	343,083,868	8,307,891	(29,489,465)
Increase (decrease) in net assets	(50,686,444)	360,816,711	15,014,325	(25,253,303)

NET ASSETS
Beginning of period	653,245,972	292,429,261	62,129,608	87,382,911
End of period[1]	$602,559,528	$653,245,972	$77,143,933	$62,129,608
[1] Including undistributed (distributions in excess) of net investment income	$(31,052)	$—	$20,892	$—

CHANGES IN SHARES OUTSTANDING:
Shares purchased	900,000	8,250,000	200,000	350,000
Shares redeemed	(2,150,000)	(4,450,000)	—	(1,150,000)
Shares outstanding, beginning of period	7,950,021	4,150,021	1,750,040	2,550,040
Shares outstanding, end of period	6,700,021	7,950,021	1,950,040	1,750,040

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	39

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Guggenheim S&P SmallCap 600 Pure Growth ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net investment income	$192,075	$12,081
Net realized loss on investments	(1,705,829)	(1,667,405)
Net change in unrealized appreciation (depreciation) on investments	8,152,107	(6,355,046)
Net increase (decrease) in net assets resulting from operations	6,638,353	(8,010,370)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(195,500)	(46,996)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	40,808,973	103,804,934
Value of shares redeemed	(2,736,392)	(78,204,381)
Net increase in net assets resulting from share transactions	38,072,581	25,600,553
Increase in net assets	44,515,434	17,543,187

NET ASSETS
Beginning of period	34,872,549	17,329,362
End of period[1]	$79,387,983	$34,872,549
[1] Including undistributed (distributions in excess) of net investment income	$(3,425)	$—

CHANGES IN SHARES OUTSTANDING:
Shares purchased	800,000	1,950,000
Shares redeemed	(50,000)	(1,650,000)
Shares outstanding, beginning of period	700,004	400,004
Shares outstanding, end of period	1,450,004	700,004

40	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM RUSSELL TOP 50® ETF

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$89.97	$85.16	$78.90	$76.29	$116.47	$104.15
Net investment income*	1.03	1.87	1.72	1.95	2.34	2.15
Net realized and unrealized gain (loss) on investments	12.20	4.74	6.26	2.61	(40.20)	12.25

Total from investment operations	13.23	6.61	7.98	4.56	(37.86)	14.40
Distributions to shareholders from:
Net investment income	(1.04)	(1.80)	(1.72)	(1.95)	(2.32)	(2.08)
Net asset value at end of period	$102.16	$89.97	$85.16	$78.90	$76.29	$116.47

Total Return**	14.77%	7.80%	10.22%	6.35%	(32.92% )	13.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$485,326	$454,409	$323,669	$315,662	$434,878	$681,355
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.17%	2.08%	2.09%	2.79%	2.37%	1.96%
Portfolio turnover rate†	1%	6%	9%	12%	10%	8%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	41

GUGGENHEIM S&P 500 PURE VALUE ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$28.38	$25.95	$21.46	$17.98	$34.46	$32.66
Net investment income*	0.24	0.42	0.35	0.49	1.00	0.75
Net realized and unrealized gain (loss) on investments	2.66	2.40	4.49	3.53	(16.44)	1.80

Total from investment operations	2.90	2.82	4.84	4.02	(15.44)	2.55
Distributions to shareholders from:
Net investment income	(0.24)	(0.39)	(0.35)	(0.54)	(1.04)	(0.75)
Net asset value at end of period	$31.04	$28.38	$25.95	$21.46	$17.98	$34.46

Total Return**	10.24%	10.84%	22.67%	23.73%	(45.76% )	7.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$93,201	$79,550	$55,876	$30,101	$17,994	$39,635
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.63%	1.44%	1.38%	2.92%	3.63%	2.15%
Portfolio turnover rate†	34%	23%	27%	45%	53%	26%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

42	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P 500 PURE GROWTH ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$44.68	$40.40	$30.85	$24.40	$39.59	$35.30
Net investment income*	0.17	0.18	0.13	0.18	0.20	0.25
Net realized and unrealized gain (loss) on investments	4.36	4.28	9.57	6.46	(15.19)	4.26

Total from investment operations	4.53	4.46	9.70	6.64	(14.99)	4.51
Distributions to shareholders from:
Net investment income	(0.16)	(0.18)	(0.15)	(0.19)	(0.20)	(0.22)
Net asset value at end of period	$49.05	$44.68	$40.40	$30.85	$24.40	$39.59

Total Return**	10.16%	11.06%	31.51%	27.41%	(38.00% )	12.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$321,292	$265,889	$147,470	$38,568	$24,398	$63,340
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.75%	0.41%	0.37%	0.69%	0.57%	0.66%
Portfolio turnover rate†	34%	21%	31%	27%	30%	24%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	43

GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$31.00	$30.77	$24.20	$20.24	$35.76	$33.27
Net investment income*	0.23	0.41	0.36	0.59	0.87	0.82
Net realized and unrealized gain (loss) on investments	4.54	0.22	6.57	3.92	(15.54)	2.48

Total from investment operations	4.77	0.63	6.93	4.51	(14.67)	3.30
Distributions to shareholders from:
Net investment income	(0.24)	(0.40)	(0.36)	(0.55)	(0.84)	(0.81)
Net asset value at end of period	$35.53	$31.00	$30.77	$24.20	$20.24	$35.76

Total Return**	15.41%	2.03%	28.75%	23.32%	(41.75% )	9.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$35,543	$35,671	$43,089	$22,997	$10,126	$21,458
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.39%	1.22%	1.20%	2.90%	2.87%	2.28%
Portfolio turnover rate†	42%	49%	35%	57%	64%	46%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

44	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$82.17	$70.46	$52.89	$39.10	$59.75	$50.10
Net investment income*	0.06	0.07	0.02	0.09	0.02	0.33
Net realized and unrealized gain (loss) on investments	7.77	11.72	17.59	13.79	(20.63)	9.73

Total from investment operations	7.83	11.79	17.61	13.88	(20.61)	10.06
Distributions to shareholders from:
Net investment income	(0.07)	(0.08)	(0.04)	(0.09)	(0.04)	(0.27)
Net realized gains	—	—	—	—	—	(0.14)

Total distributions	(0.07)	(0.08)	(0.04)	(0.09)	(0.04)	(0.41)
Net asset value at end of period	$89.93	$82.17	$70.46	$52.89	$39.10	$59.75

Total Return**	9.53%	16.73%	33.32%	35.59%	(34.52% )	20.17%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$602,560	$653,246	$292,429	$108,432	$17,596	$20,914
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.15%	0.09%	0.03%	0.19%	0.04%	0.60%
Portfolio turnover rate†	41%	45%	51%	29%	52%	53%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	45

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$35.50	$34.27	$28.50	$23.21	$37.38	$40.13
Net investment income*	0.14	0.20	0.20	0.32	0.79	0.74
Net realized and unrealized gain (loss) on investments	4.04	1.23	5.78	5.29	(14.26)	(2.85)

Total from investment operations	4.18	1.43	5.98	5.61	(13.47)	(2.11)
Distributions to shareholders from:
Net investment income	(0.12)	(0.20)	(0.21)	(0.32)	(0.70)	(0.62)
Net realized gains	—	—	—	—	—	(0.02)

Total distributions	(0.12)	(0.20)	(0.21)	(0.32)	(0.70)	(0.64)
Net asset value at end of period	$39.56	$35.50	$34.27	$28.50	$23.21	$37.38

Total Return**	11.76%	4.16%	21.07%	25.00%	(36.48% )	(5.38% )
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$77,144	$62,130	$87,383	$108,284	$25,527	$22,426
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.73%	0.53%	0.60%	1.18%	2.57%	1.78%
Portfolio turnover rate†	44%	76%	62%	43%	50%	37%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

46	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

FINANCIAL HIGHLIGHTS (concluded)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$49.82	$43.32	$34.13	$29.03	$44.92	$39.10
Net investment income*	0.16	0.02	0.06	0.06	0.17	—
Net realized and unrealized gain (loss) on investments	4.90	6.57	9.18	5.13	(15.87)	5.84

Total from investment operations	5.06	6.59	9.24	5.19	(15.70)	5.84
Distributions to shareholders from:
Net investment income	(0.13)	(0.09)	(0.05)	(0.09)	(0.19)	(0.02)
Net asset value at end of period	$54.75	$49.82	$43.32	$34.13	$29.03	$44.92

Total Return**	10.16%	15.22%	27.11%	17.93%	(35.05% )	14.93%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$79,388	$34,873	$17,329	$11,945	$7,257	$11,229
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.59%	0.03%	0.14%	0.21%	0.44%	—%
Portfolio turnover rate†	42%	33%	55%	46%	63%	51%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	47

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization

Rydex ETF Trust (the “Trust”) is an open-end, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2012, the Trust offers twenty-six portfolios, each of which represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The financial statements herein relate to the following Funds: Guggenheim Russell Top 50® ETF, Guggenheim S&P 500 Pure Value ETF, Guggenheim S&P 500 Pure Growth ETF, Guggenheim S&P MidCap 400 Pure Value ETF, Guggenheim S&P 400 Pure Growth ETF, Guggenheim S&P SmallCap 600 Pure Value ETF and Guggenheim S&P SmallCap 600 Pure Growth ETF. Guggenheim Russell Top 50® ETF commenced operations on May 4, 2005. Guggenheim S&P 500 Pure Value ETF, Guggenheim S&P 500 Pure Growth ETF, Guggenheim S&P MidCap 400 Pure Value ETF, Guggenheim S&P MidCap 400 Pure Growth ETF, Guggenheim S&P SmallCap 600 Pure Value ETF and Guggenheim S&P SmallCap 600 Pure Growth ETF commenced operations on March 1, 2006.

The Funds’ investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”). The Guggenheim Russell Top 50® ETF tracks the Russell Top 50® Index. The Guggenheim S&P 500 Pure Value ETF tracks the S&P 500 Pure Value Index, the Guggenheim S&P 500 Pure Growth ETF tracks the S&P 500 Pure Growth Index, the Guggenheim S&P MidCap 400 Pure Value ETF tracks the S&P MidCap 400 Pure Value Index, the Guggenheim S&P MidCap 400 Pure Growth ETF tracks the S&P MidCap 400 Pure Growth Index, the Guggenheim S&P SmallCap 600 Pure Value ETF tracks the S&P SmallCap 600 Pure Value Index and the Guggenheim S&P SmallCap 600 Pure Growth ETF tracks the S&P SmallCap 600 Pure Growth Index. The Funds seek to achieve their objective by investing in common stocks or ETFs, where applicable, that comprise the Underlying Index. The Funds use a “replication” strategy to track the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at Net Asset Value per share (“NAV”), only in aggregation of 50,000 shares called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

Guggenheim Investments (“GI”) provides advisory services and Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI and RDL are affiliated entities.

2.    Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A.    Security Valuation

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; and (ii) using other information and considerations, including current values in related markets.

B.    Security Transactions and Income Recognition

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C.    Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during

48	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by GI. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of a Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of GI, liquidity or other considerations so warrant. For the period ended April 30, 2012, the Funds had not engaged in repurchase agreement transactions.

D.    Federal Income Taxes

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for Federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2008-2011), and has concluded that no provision for income tax was required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For the period ended April 30, 2012, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are non-taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV. The in-kind net capital gains for the period ended April 30, 2012 are disclosed in the Fund’s Statement of Operations.

At April 30, 2012, the identified cost of investments in securities owned by each Fund for Federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized (Depreciation)
Guggenheim Russell Top 50® ETF	$485,776,169	$46,101,517	$(47,031,783)	$(930,266)
Guggenheim S&P 500 Pure Value ETF	93,140,553	6,066,868	(5,969,804)	97,064
Guggenheim S&P 500 Pure Growth ETF	287,466,674	45,557,533	(11,755,970)	33,801,563
Guggenheim S&P Midcap 400 Pure Value ETF	33,724,877	3,513,868	(1,679,498)	1,834,370
Guggenheim S&P Midcap 400 Pure Growth ETF	543,332,656	89,011,820	(29,673,253)	59,338,567
Guggenheim S&P Smallcap 600 Pure Value ETF	77,976,924	7,607,344	(8,364,009)	(756,665)
Guggenheim S&P Smallcap 600 Pure Growth ETF	75,350,069	7,427,762	(3,371,923)	4,055,839

E.    Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or, in the absence of a principal market, the most

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets as of April 30, 2012:

Fund	Level 1 Investments in Securities	Level 2 Investments in Securities	Level 3 Investments in Securities	Total
Guggenheim Russell Top 50® ETF	$484,845,903	$—	$—	$484,845,903
Guggenheim S&P 500 Pure Value ETF	93,237,617	—	—	93,237,617
Guggenheim S&P 500 Pure Growth ETF	321,268,237	—	—	321,268,237
Guggenheim S&P MidCap 400 Pure Value ETF	35,559,247	—	—	35,559,247
Guggenheim S&P MidCap 400 Pure Growth ETF	602,671,223	—	—	602,671,223
Guggenheim S&P SmallCap 600 Pure Value ETF	77,220,259	—	—	77,220,259
Guggenheim S&P SmallCap 600 Pure Growth ETF	79,405,908	—	—	79,405,908

For the period ended April 30, 2012, there were no transfers between levels.

F.    Dividends and Distributions

Distributions of net investment income and net realized gains, if any, in all the Funds, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G.    Risk and Uncertainties

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Guggenheim Russell Top 50® ETF is a non-diversified fund, subjecting it to a greater risk than a fund that is diversified.

H.    Risk Disclosure

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

3.    Advisory, Administration and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Advisory Fee
Guggenheim Russell Top 50® ETF	0.20%
Guggenheim S&P 500 Pure Value ETF	0.35%
Guggenheim S&P 500 Pure Growth ETF	0.35%
Guggenheim S&P MidCap 400 Pure Value ETF	0.35%
Guggenheim S&P MidCap 400 Pure Growth ETF	0.35%
Guggenheim S&P SmallCap 600 Pure Value ETF	0.35%
Guggenheim S&P SmallCap 600 Pure Growth ETF	0.35%

GI pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the “Administrator”) provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and

50	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

other assets of the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to RDL and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.    Capital

At April 30, 2012, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

Minimum Transaction Fee
Guggenheim Russell Top 50® ETF	$500
Guggenheim S&P 500 Pure Value ETF	1,000
Guggenheim S&P 500 Pure Growth ETF	1,000
Guggenheim S&P MidCap 400 Pure Value ETF	750
Guggenheim S&P MidCap 400 Pure Growth ETF	750
Guggenheim S&P SmallCap 600 Pure Value ETF	1,000
Guggenheim S&P SmallCap 600 Pure Growth ETF	1,000

5.    Investment Transactions

For the period ended April 30, 2012, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

	Subscriptions	Redemptions
Guggenheim Russell Top 50® ETF	178,670,203	204,409,246
Guggenheim S&P 500 Pure Value ETF	17,450,694	10,794,081
Guggenheim S&P 500 Pure Growth ETF	55,121,084	26,521,975
Guggenheim S&P MidCap 400 Pure Value ETF	3,124,192	8,686,567
Guggenheim S&P MidCap 400 Pure Growth ETF	74,675,840	170,775,071
Guggenheim S&P SmallCap 600 Pure Value ETF	8,290,896	—
Guggenheim S&P SmallCap 600 Pure Growth ETF	40,735,432	2,728,541

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

	Purchases	Sales
Guggenheim Russell Top 50® ETF	$6,073,884	$5,638,934
Guggenheim S&P 500 Pure Value ETF	28,423,576	31,857,144
Guggenheim S&P 500 Pure Growth ETF	98,320,919	98,031,643
Guggenheim S&P MidCap 400 Pure Value ETF	16,341,131	17,803,075
Guggenheim S&P MidCap 400 Pure Growth ETF	260,697,666	243,944,473
Guggenheim S&P SmallCap 600 Pure Value ETF	30,865,787	31,042,923
Guggenheim S&P SmallCap 600 Pure Growth ETF	28,939,105	26,998,264

There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2012.

6.    Legal Proceedings

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), Adv. Pro. No. 10-54010 (Bankr. D. Del.), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex ETF Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and major shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO. This adversary proceeding in the Bankruptcy Court has been stayed pending further order of the Bankruptcy Court.

In June 2011, a group of Tribune creditors, not including the UCC, filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders. Rydex ETF Trust also has been named as a defendant in one or more of these suits. These cases have been consolidated in a multidistrict litigation proceeding in the United States District Court for the Southern District of New York and have been stayed pending further order of that court or of the Bankruptcy Court.

None of these lawsuits allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500 Pure Value ETF (the “Fund”). The value of the proceeds received by the foregoing Funds was $197,050. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

Lyondell Chemical Company

Rydex ETF Trust has been named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1 (In re Lyondell Co.), Adversary Proceeding No. 10-4609 (Bankr. S.D.N.Y.). In this action, the creditors of Lyondell Chemical Company (“Lyondell”) are seeking to recover money paid in connection with a pre-bankruptcy distribution by Lyondell to its shareholders pursuant to a December 2007 merger transaction. When the merger closed on December 20, 2007, all outstanding shares of Lyondell stock were converted into the right to receive $48 in cash. The creditors allege that the merged company, LyondellBasell Industries AF S.C.A., and many of its affiliates and subsidiaries filed for bankruptcy as a direct consequence of the merger transaction. The creditors allege that the shareholder payments constituted a fraud on creditors and should be paid back, and are advancing claims of constructive fraudulent transfer and intentional fraudulent transfer under state law.

This lawsuit does not allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust received cash proceeds from the merger in the following amounts: Rydex S&P Midcap 400 Pure Value ETF Fund — $572,640. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable predication as to the outcome of this lawsuit or the effect, if any, on a fund’s net asset value.

52	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities, during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1.800.820.0888. The information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on January 26, 2012, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex ETF Trust and Security Investors, LLC. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
Guggenheim Russell Top 50® ETF	2,331,830	13,474	13,969
Guggenheim S&P 500 Pure Value ETF	1,470,710	27,115	45,005
Guggenheim S&P 500 Pure Growth ETF	2,877,038	31,565	27,507
Guggenheim S&P MidCap 400 Pure Value ETF	589,707	11,100	10,030
Guggenheim S&P MidCap 400 Pure Growth ETF	2,934,561	40,028	32,740
Guggenheim S&P SmallCap 600 Pure Value ETF	100,975	11	—
Guggenheim S&P SmallCap 600 Pure Growth ETF	297,409	4,342	4,050

At a special meeting of shareholders held on November 22, 2011, the shareholders of the Funds also voted on whether to approve the election of nominees to the Board of Trustees. A description of the number of shares voted is as follows:

Donald C. Cacciapaglia		Corey A. Colehour		J. Kenneth Dalton
For	72,100,198	For	72,258,142	For	72,216,847
Withhold	2,135,025	Withhold	1,977,081	Withhold	2,018,376
Total	74,235,223	Total	74,235,223	Total	74,235,223

John O. Demaret		Richard M. Goldman		Werner E. Keller
For	72,234,406	For	72,161,702	For	72,220,467
Withhold	2,000,817	Withhold	2,073,521	Withhold	2,014,756
Total	74,235,223	Total	74,235,223	Total	74,235,223

Thomas F. Lydon		Patrick T. McCarville		Roger Somers
For	72,247,608	For	72,174,312	For	72,250,544
Withhold	1,987,615	Withhold	2,060,911	Withhold	1,984,679
Total	74,235,223	Total	74,235,223	Total	74,235,223

At a special meeting of shareholders held on January 26, 2012, the shareholders of the Funds also voted on whether to approve a “manager of managers” arrangement for each of the Funds. Although shareholder votes were placed, not enough votes were received to meet the minimum requirements to constitute a majority vote. As such, the matter was closed.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	53

OTHER INFORMATION  (Unaudited) (concluded)

Premium/Discount Information

Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheimfunds.com.

Guggenheim Transaction

On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Fund’s investment manager (the “Investment Manager”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals. The Transaction closed on February 29, 2012.

The Transaction should not result in material changes to the day-to-day management and operation of the Fund or any increase in fees.

In anticipation of the Transaction, the Board of Trustees of the Fund (the “Board”) called a special meeting of shareholders (the “Meeting”), at which shareholders of the Fund of record as of October 3, 2011 were asked to consider the approval of a new investment management agreement between the Fund and the Investment Manager (the “New Agreement”). This approval was necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Fund’s current investment management agreement with the Investment Manager (the “Current Agreement”). The Fund’s shareholders approved the New Agreement, the terms of which are substantially identical to the corresponding Current Agreement, except with respect to the date of execution.

Election of Board Members

The Board also approved a proposal to elect nine individuals to the Board. The Board proposed the election of the following nominees: Donald C. Cacciapaglia, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Richard M. Goldman, Werner E. Keller, Thomas F. Lydon, Patrick T. McCarville and Roger Somers. Each of the nominees, other than Mr. Cacciapaglia, currently serves as a Trustee. In connection with the Transaction, the Board believes that expanding the Board to include Mr. Cacciapaglia, who is a member of senior management of Guggenheim’s investment management business, and who would serve on other boards in the Guggenheim Investments family of funds, would be appropriate. The Trusts’ shareholders ultimately approved the aforementioned proposal.

54	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	148
Trustee, President (1951)	Rydex Variable Trust – 2012
	Rydex Dynamic Funds – 2012
	Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010.

INDEPENDENT TRUSTEES

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	148
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit, Governance and Nominating Committees (1995 to present)

J. Kenneth Dalton	Rydex Series Funds – 1995	148
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Governance and Nominating Committees (1995 to present); Chairman of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

John O. Demaret	Rydex Series Funds – 1997	148
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1941)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

Werner E. Keller	Rydex Series Funds – 2005	148
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Founder and President of Keller Partners, LLC (registered investment adviser) (2005 to present); Member of the Audit, Governance and Nominating Committees (2005 to present); Chairman and Member of the Risk Oversight Committee (2010 to present)

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	55

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

TRUSTEE AND OFFICER – concluded

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	148
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments (1996 to present); Member of the Audit, Governance and Nominating Committees (2005 to present)

Patrick T. McCarville	Rydex Series Funds – 1997	148
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: CEO, Par Industries, Inc., d/b/a Par Leasing (1977 to 2010); Chairman of the Governance and Nominating Committees (1997 to present); Member of the Audit Committee (1997 to present)

Roger Somers	Rydex Series Funds – 1993	148
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and CEO of Arrow Limousine (1965 to present); Member of the Audit, Governance and Nominating Committees (1995 to present)

EXECUTIVE OFFICERS

Name, Position and Year of Birth	Principal Occupations During Past Five Years

Michael P. Byrum* Vice President (1970)

Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002- 2010), Executive Vice President (2002- 2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, President and Secretary (2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); Rydex Specialized Products, LLC, Secretary (2005-2008)

56	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and Year of Birth	Principal Occupations During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)

Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer and President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Guggenheim Investments, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009), Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

Elisabeth Miller* Chief Compliance Officer (1968)

Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004-2009).

Amy J. Lee* Vice President and Assistant Secretary (1960)

Current: Senior Vice President and Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Guggenheim Investments, LLC, Senior Vice President and Secretary (2007- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010- 2011); Brecek and Young Advisors, Inc., Director (2004-2008)

Joseph M. Arruda* Assistant Treasurer (1966)

Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; Chief Financial Officer and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Investments, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	57

805 King Farm Boulevard, Suite 600

Rockville, MD 20850

www.rydex-sgi.com

800.820.0888

ETF2-SEMI-0412x1012

APRIL 30, 2012

GUGGENHEIM ETFS

SEMI-ANNUAL REPORT

XLG GUGGENHEIM RUSSELL TOP 50® ETF

RPV GUGGENHEIM S&P 500 PURE VALUE ETF

RPG GUGGENHEIM S&P 500 PURE GROWTH ETF

RFV GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

RFG GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

RZV GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

RZG GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	1

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

A restructuring of Greece’s massive debt, continued accommodation by the world’s major central banks and better news on the U.S. economy helped support financial markets over the six months ended April 30, 2012. Market optimism peaked in early 2012, when several major equity indices pushed to multi-year highs. But the mood grew more cautious late in the period after first-quarter U.S. GDP came in lower than expected and the Federal Reserve suggested that it would not take any additional measures to stimulate the economy. “Operation Twist,” in which the Fed buys longer-dated Treasury securities in order to hold down long-term rates, is set to end in June, and recent history has shown that stocks struggle when stimulus ends.

U.S. equities last fall were rebounding from the loss of the U.S. AAA credit rating in August. But after touching the low for the period in mid-November, improving U.S. economic data and the European Central Bank’s injections of three-year loans into the continent’s banking system gave a boost to markets late in 2011, which carried over into a strong first quarter of 2012. The mild U.S. winter also may have pulled economic, and thus market, activity forward, a notion supported by underlying momentum in consumer spending.

Markets began to get choppy in April, and many investors remained cautious, remembering 2010 and 2011, when U.S. stocks started strong, then experienced broad-based corrections. Besides a continuation of weakness in employment and housing, adding to unsettled markets were softening economic data and concern about the “fiscal cliff” the U.S. faces in 2013 when tax rates will rise unless Congress steps in. In addition, the onset of recession in Europe is complicating that region’s efforts to manage the sovereign debt crisis. Emerging markets in the first quarter of 2012 had their best start in 20 years, but slipped in March on fears of eurozone market contagion and renewed concern that China’s economic growth might slow.

The Fed said in late April that it expected economic growth to remain moderate over coming quarters, but that the unemployment rate will subside gradually and that inflation was under control. To foster growth, the Federal Reserve has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation.

Signs that the U.S. economy was expanding at a slow, but sustainable, rate contributed to concern about future inflation, and both short-term and long-term Treasury yields generally moved higher over the first part of 2012. The continued accommodative stance of the Fed, combined with the slow, but stable, economic recovery, is supporting a positive outlook for U.S. fixed income, particularly among corporate issuers, as borrowing costs remain low, default rates currently hover around 2% and strong demand for primary issuance has enabled a steady wave of debt refinancing. Against an improving U.S. macroeconomic backdrop, investment-grade and high-yield corporates are expected to continue to outpace Treasuries.

Commodities, which had been slumping since mid-2011 due to slowing economic activity and the European debt crisis, rebounded in early 2012 on stronger macroeconomic data, but remain volatile. The price of a barrel of oil rose slightly over the six months ended in April, but investors have been shifting out of gold to assets with greater return potential. After peaking at above $1,900 last summer, the price per ounce has fallen back to around $1,600. The dollar strengthened slightly against a basket of other major currencies over the period, reflecting better economic performance in the U.S. versus other markets.

The U.S. economy seems to be decoupling from slowing growth in the rest of the world and from ongoing uncertainty in the European debt crisis, as well as the domestic debate over tax and spending policy. In this resiliency, we see potential in U.S. investments, including equities, high yield bonds, bank loans and other risk assets. It appears that the U.S. may have entered a period of self-sustaining, if modest, economic expansion, driven primarily by the aggressive monetary policy of the Fed and reinforced by the ECB, and is increasingly becoming the economic locomotive of the global economy.

2	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management business of Guggenheim Partners, LLC, which includes Security Investors, LLC, the investment advisor to the referenced funds. Rydex Distributors, LLC, is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	3

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2011 and held for the six months ended April 30, 2012.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Expense Ratio	Beginning Account Value 10/31/11	Ending Account Value 4/30/12	Expenses Paid During Six-Month Period* 10/31/11 to 4/30/12
Actual
Guggenheim Russell Top 50® ETF	0.20%	$1,000.00	$1,147.70	$1.07
Guggenheim S&P 500 Pure Value ETF	0.35%	$1,000.00	$1,102.40	$1.83
Guggenheim S&P 500 Pure Growth ETF	0.35%	$1,000.00	$1,101.60	$1.83
Guggenheim S&P MidCap 400 Pure Value ETF	0.35%	$1,000.00	$1,154.10	$1.87
Guggenheim S&P MidCap 400 Pure Growth ETF	0.35%	$1,000.00	$1,095.30	$1.82
Guggenheim S&P SmallCap 600 Pure Value ETF	0.35%	$1,000.00	$1,117.60	$1.84
Guggenheim S&P SmallCap 600 Pure Growth ETF	0.35%	$1,000.00	$1,101.60	$1.83
Hypothetical (assuming a 5% return before expenses)
Guggenheim Russell Top 50® ETF	0.20%	$1,000.00	$1,023.87	$1.01
Guggenheim S&P 500 Pure Value ETF	0.35%	$1,000.00	$1,023.12	$1.76
Guggenheim S&P 500 Pure Growth ETF	0.35%	$1,000.00	$1,023.12	$1.76
Guggenheim S&P MidCap 400 Pure Value ETF	0.35%	$1,000.00	$1,023.12	$1.76

4	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited) (concluded)

	Expense Ratio	Beginning Account Value 10/31/11	Ending Account Value 4/30/12	Expenses Paid During Six-Month Period* 10/31/11 to 4/30/12
Guggenheim S&P MidCap 400 Pure Growth ETF	0.35%	$1,000.00	$1,023.12	$1.76
Guggenheim S&P SmallCap 600 Pure Value ETF	0.35%	$1,000.00	$1,023.12	$1.76
Guggenheim S&P SmallCap 600 Pure Growth ETF	0.35%	$1,000.00	$1,023.12	$1.76

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	5

PORTFOLIO SUMMARY

XLG GUGGENHEIM RUSSELL TOP 50® ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Apple, Inc.	8.55%
Exxon Mobil Corp.	6.73%
International Business Machines Corp.	3.97%
Microsoft Corp.	3.76%
Chevron Corp.	3.39%
General Electric Co.	3.29%
AT&T, Inc.	3.09%
Pfizer, Inc.	2.87%
Johnson & Johnson, Inc.	2.82%
Procter & Gamble Co. (The)	2.81%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

6	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued) RPV GUGGENHEIM S&P 500 PURE VALUE ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
American International Group, Inc.	3.00%
Computer Sciences Corp.	2.37%
Whirlpool Corp.	2.20%
Hartford Financial Services Group, Inc.	2.03%
Valero Energy Corp.	1.81%
Sunoco, Inc.	1.72%
Lincoln National Corp.	1.71%
Marathon Oil Corp.	1.66%
Archer-Daniels-Midland Co.	1.58%
Bank of America Corp.	1.53%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	7

PORTFOLIO SUMMARY (continued) RPG GUGGENHEIM S&P 500 PURE GROWTH ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Apple, Inc.	1.77%
Priceline.com, Inc.	1.62%
Visa, Inc. — Class A	1.43%
O’Reilly Automotive, Inc.	1.39%
Intuitive Surgical, Inc.	1.36%
Autozone, Inc.	1.29%
Ross Stores, Inc.	1.27%
Salesforce.com, Inc.	1.27%
Chipotle Mexican Grill, Inc.	1.26%
Biogen IDEC, Inc.	1.25%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

8	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued) RFV GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Exelis, Inc.	2.98%
First American Financial Corp.	2.95%
ITT Corp.	2.88%
Community Health Systems, Inc.	2.62%
Collective Brands, Inc.	2.53%
URS Corp.	2.15%
Ingram Micro, Inc. — Class A	2.13%
Protective Life Corp.	2.10%
AVNET, Inc.	2.02%
Huntington Ingalls Industries, Inc.	1.90%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	9

PORTFOLIO SUMMARY (continued) RFG GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Regeneron Pharmaceuticals, Inc.	3.54%
Catalyst Health Solutions, Inc.	2.40%
Equinix, Inc.	2.27%
ITT Educational Services, Inc.	2.23%
Alliance Data Systems Corp.	1.78%
Gen-Probe, Inc.	1.68%
Advance Auto Parts, Inc.	1.66%
Under Armour, Inc. — Class A	1.65%
Monster Beverage Corp.	1.64%
Amerigroup Corp.	1.62%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

10	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

PORTFOLIO SUMMARY (continued) RZV GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Voxx International Corp.	2.21%
Marriott Vacations Worldwide Corp.	1.99%
Gentiva Health Services, Inc.	1.89%
Amedisys, Inc.	1.82%
Tuesday Morning Corp.	1.71%
Perry Ellis International, Inc.	1.66%
Marinemax, Inc.	1.63%
Skechers U.S.A., Inc. — Class A	1.57%
Almost Family, Inc.	1.44%
Stewart Information Services Corp.	1.36%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	11

PORTFOLIO SUMMARY (concluded) RZG GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Cirrus Logic, Inc.	1.40%
MWI Veterinary Supply, Inc.	1.40%
Coinstar, Inc.	1.39%
Buffalo Wild Wings, Inc.	1.33%
Veeco Instruments, Inc.	1.24%
Sturm Ruger & Co., Inc.	1.20%
Sourcefire, Inc.	1.17%
Allegiant Travel Co.	1.16%
Kulicke & Soffa Industries, Inc.	1.07%
Seacor Holdings, Inc.	1.06%

*	The Fund’s Top Ten Holdings are expressed as a percentage of net assets and the Sector Allocations are expressed as a percentage of the Fund’s equity investments market value. These percentages may change over time.

12	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM RUSSELL TOP 50® ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.7%
Aerospace & Defense - 2.1%
Boeing Co. (The)	56,719	$4,356,019
United Technologies Corp.	70,316	5,740,598

Total Aerospace & Defense		10,096,617

Air Freight & Logistics - 0.9%
United Parcel Service, Inc. — Class B	56,446	4,410,690

Total Air Freight & Logistics		4,410,690

Automobiles - 0.7%
Ford Motor Co.	286,253	3,228,934

Total Automobiles		3,228,934

Beverages - 4.0%
Coca-Cola Co. (The)	151,778	11,583,697
PepsiCo, Inc.	121,433	8,014,578

Total Beverages		19,598,275

Biotechnology - 0.9%
Amgen, Inc.	61,152	4,348,519

Total Biotechnology		4,348,519

Capital Markets - 0.9%
Goldman Sachs Group, Inc. (The)	39,775	4,580,091

Total Capital Markets		4,580,091

Commercial Banks - 2.6%
Wells Fargo & Co.	377,892	12,632,930

Total Commercial Banks		12,632,930

Communications Equipment - 3.4%
Cisco Systems, Inc.	422,553	8,514,443
QUALCOMM, Inc.	128,262	8,188,246

Total Communications Equipment		16,702,689

Computers & Peripherals - 10.3%
Apple, Inc.*	71,043	41,506,163
EMC Corp.*	158,072	4,459,211
Hewlett-Packard Co.	152,649	3,779,589

Total Computers & Peripherals		49,744,963

Consumer Finance - 1.0%
American Express Co.	80,718	4,860,031

Total Consumer Finance		4,860,031

Diversified Financial Services - 5.6%
Bank of America Corp.	824,465	6,686,411
Citigroup, Inc.	223,254	7,376,312
JPMorgan Chase & Co.	305,279	13,120,892

Total Diversified Financial Services		27,183,615

Diversified Telecommunication Services - 4.9%
AT&T, Inc.	454,959	14,972,701
Verizon Communications, Inc.	217,345	8,776,391

Total Diversified Telecommunication Services		23,749,092

Energy Equipment & Services - 1.6%
Schlumberger Ltd.	104,247	7,728,873

Total Energy Equipment & Services		7,728,873

	SHARES	MARKET VALUE

Food & Staples Retailing - 1.7%
Wal-Mart Stores, Inc.	136,325	$8,030,906

Total Food & Staples Retailing		8,030,906

Food Products - 1.0%
Kraft Foods, Inc. — Class A	126,945	5,061,297

Total Food Products		5,061,297

Hotels, Restaurants & Leisure - 1.6%
McDonald’s Corp.	79,712	7,767,934

Total Hotels, Restaurants & Leisure		7,767,934

Household Products - 2.8%
Procter & Gamble Co. (The)	214,441	13,647,025

Total Household Products		13,647,025

Industrial Conglomerates - 4.3%
3M Co.	54,590	4,878,162
General Electric Co.	814,765	15,953,099

Total Industrial Conglomerates		20,831,261

Insurance - 2.5%
American International Group, Inc.*	33,953	1,155,420
Berkshire Hathaway, Inc. — Class B*	134,486	10,819,399

Total Insurance		11,974,819

Internet & Catalog Retail - 1.3%
Amazon.com, Inc.*	27,921	6,474,880

Total Internet & Catalog Retail		6,474,880

Internet Software & Services - 2.4%
Google, Inc. — Class A*	19,336	11,702,727

Total Internet Software & Services		11,702,727

IT Services - 5.0%
International Business Machines Corp.	93,050	19,268,794
Visa, Inc. — Class A	40,175	4,940,721

Total IT Services		24,209,515

Machinery - 1.1%
Caterpillar, Inc.	49,529	5,090,095

Total Machinery		5,090,095

Media - 2.5%
Comcast Corp. — Class A	211,876	6,426,199
Walt Disney Co. (The)	137,500	5,927,625

Total Media		12,353,824

Oil, Gas & Consumable Fuels - 12.8%
Chevron Corp.	154,437	16,456,807
ConocoPhillips	102,005	7,306,618
Exxon Mobil Corp.	378,448	32,675,200
Occidental Petroleum Corp.	62,449	5,696,598

Total Oil, Gas & Consumable Fuels		62,135,223

Pharmaceuticals - 9.1%
Abbott Laboratories	119,408	7,410,460
Johnson & Johnson, Inc.	210,590	13,707,303
Merck & Co., Inc.	237,127	9,304,864
Pfizer, Inc.	607,006	13,918,648

Total Pharmaceuticals		44,341,275

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	13

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM RUSSELL TOP 50® ETF

	SHARES	MARKET VALUE

Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	383,819	$10,900,460

Total Semiconductors & Semiconductor Equipment		10,900,460

Software - 5.6%
Microsoft Corp.	570,107	18,254,826
Oracle Corp.	295,081	8,672,431

Total Software		26,927,257

Specialty Retail - 1.3%
Home Depot, Inc.	122,771	6,358,310

Total Specialty Retail		6,358,310

Tobacco - 3.6%
Altria Group, Inc.	160,824	5,180,141
Philip Morris International, Inc.	136,626	12,229,393

Total Tobacco		17,409,534

Total Common Stocks (Cost $485,011,927)		484,081,661

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	764,242	764,242

Total Short Term Investments (Cost $764,242)		764,242

Total Investments - 99.9%[a] (Cost $485,776,169)		484,845,903

Other Assets and Liabilities, net - 0.1%		479,739

Net Assets - 100.0%		$485,325,642

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

14	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P 500 PURE VALUE ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.8%
Aerospace & Defense - 2.4%
L-3 Communications Holdings, Inc.	13,328	$980,141
Northrop Grumman Corp.	14,100	892,248
Textron, Inc.	14,982	399,121

Total Aerospace & Defense		2,271,510

Airlines - 0.8%
Southwest Airlines Co.	90,174	746,641

Total Airlines		746,641

Auto Components - 0.7%
Goodyear Tire & Rubber Co. (The)*	23,771	261,005
Johnson Controls, Inc.	12,912	412,797

Total Auto Components		673,802

Automobiles - 0.8%
Ford Motor Co.	68,178	769,048

Total Automobiles		769,048

Beverages - 0.4%
Molson Coors Brewing Co. — Class B	8,921	370,935

Total Beverages		370,935

Capital Markets - 5.7%
Ameriprise Financial, Inc.	9,421	510,712
Bank of New York Mellon Corp. (The)	35,976	850,832
E*Trade Financial Corp.*	87,444	929,530
Goldman Sachs Group, Inc. (The)	8,518	980,848
Legg Mason, Inc.	25,441	663,247
Morgan Stanley	80,399	1,389,295

Total Capital Markets		5,324,464

Chemicals - 0.5%
Dow Chemical Co. (The)	12,366	418,960

Total Chemicals		418,960

Commercial Banks - 6.1%
BB&T Corp.	13,747	440,454
Comerica, Inc.	16,874	540,305
Fifth Third Bancorp	31,513	448,430
First Horizon National Corp.	37,794	346,949
Huntington Bancshares, Inc.	61,437	411,014
KeyCorp	84,700	680,988
PNC Financial Services Group, Inc.	7,997	530,361
Regions Financial Corp.	118,708	800,092
SunTrust Banks, Inc.	42,822	1,039,718
Wells Fargo & Co.	12,091	404,202

Total Commercial Banks		5,642,513

Commercial Services & Supplies - 1.8%
Avery Dennison Corp.	26,165	836,756
R.R. Donnelley & Sons Co.	65,684	821,707

Total Commercial Services & Supplies		1,658,463

Communications Equipment - 0.5%
Harris Corp.	10,814	492,470

Total Communications Equipment		492,470

Computers & Peripherals - 2.2%
Dell, Inc.*	18,193	297,820

	SHARES	MARKET VALUE

Hewlett-Packard Co.	25,271	$625,710
Lexmark International, Inc. — Class A	13,362	402,196
Western Digital Corp.*	18,247	708,166

Total Computers & Peripherals		2,033,892

Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.*	11,280	494,402

Total Construction & Engineering		494,402

Consumer Finance - 1.4%
Capital One Financial Corp.	17,381	964,298
SLM Corp.	21,626	320,713

Total Consumer Finance		1,285,011

Containers & Packaging - 1.7%
Bemis Co., Inc.	10,238	331,609
Owens-Illinois, Inc.*	25,115	583,923
Sealed Air Corp.	33,272	638,157

Total Containers & Packaging		1,553,689

Diversified Financial Services - 5.8%
Bank of America Corp.	176,161	1,428,666
Citigroup, Inc.	42,021	1,388,374
CME Group, Inc.	1,280	340,249
JPMorgan Chase & Co.	25,631	1,101,620
Leucadia National Corp.	22,058	548,362
Nasdaq OMX Group, Inc. (The)*	14,561	357,764
NYSE Euronext	10,989	282,967

Total Diversified Financial Services		5,448,002

Diversified Telecommunication Services - 0.6%
CenturyLink, Inc.	7,676	295,987
Frontier Communications Corp.	59,411	240,020

Total Diversified Telecommunication Services		536,007

Electric Utilities - 1.0%
Edison International	10,626	467,650
Pepco Holdings, Inc.	25,221	477,182

Total Electric Utilities		944,832

Electronic Equipment, Instruments & Components - 1.6%
Corning, Inc.	24,311	348,863
Jabil Circuit, Inc.	48,527	1,137,958

Total Electronic Equipment, Instruments & Components		1,486,821

Energy Equipment & Services - 0.3%
Nabors Industries Ltd.*	15,746	262,171

Total Energy Equipment & Services		262,171

Food & Staples Retailing - 3.8%
CVS Caremark Corp.	12,995	579,837
Kroger Co. (The)	38,343	892,241
Safeway, Inc.	55,414	1,126,567
Sysco Corp.	12,181	352,031
Walgreen Co.	16,668	584,380

Total Food & Staples Retailing		3,535,056

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P 500 PURE VALUE ETF

	SHARES	MARKET VALUE

Food Products - 4.2%
Archer-Daniels-Midland Co.	47,763	$1,472,533
Dean Foods Co.*	106,750	1,310,890
Tyson Foods, Inc. — Class A	62,596	1,142,377

Total Food Products		3,925,800

Health Care Providers & Services - 5.9%
AmerisourceBergen Corp.	22,859	850,583
Cardinal Health, Inc.	21,376	903,564
CIGNA Corp.	11,773	544,266
Coventry Health Care, Inc.	28,620	858,314
McKesson Corp.	10,251	937,044
Tenet Healthcare Corp.*	267,939	1,390,603

Total Health Care Providers & Services		5,484,374

Household Durables - 2.2%
Whirlpool Corp.	31,987	2,047,808

Total Household Durables		2,047,808

Independent Power Producers & Energy Traders - 1.2%
NRG Energy, Inc.*	65,408	1,111,936

Total Independent Power Producers & Energy Traders		1,111,936

Insurance - 18.5%
ACE Ltd.	6,977	530,043
Allstate Corp. (The)	38,959	1,298,503
American International Group, Inc.*	82,256	2,799,172
Assurant, Inc.	22,177	894,620
Cincinnati Financial Corp.	15,522	552,894
Genworth Financial, Inc. — Class A*	228,296	1,372,059
Hartford Financial Services Group, Inc.	91,841	1,887,332
Lincoln National Corp.	64,159	1,589,218
Loews Corp.	15,137	622,585
MetLife, Inc.	37,930	1,366,618
Principal Financial Group, Inc.	29,975	829,408
Prudential Financial, Inc.	20,076	1,215,401
Torchmark Corp.	6,936	337,853
Unum Group	40,877	970,420
XL Group PLC	44,770	963,003

Total Insurance		17,229,129

IT Services - 3.1%
Computer Sciences Corp.	78,778	2,210,511
SAIC, Inc.	59,009	717,549

Total IT Services		2,928,060

Life Sciences Tools & Services - 0.4%
PerkinElmer, Inc.	14,565	401,994

Total Life Sciences Tools & Services		401,994

Machinery - 0.5%
Ingersoll-Rand PLC	11,073	470,824

Total Machinery		470,824

Media - 1.7%
Gannett Co., Inc.	60,764	839,759
Washington Post Co. (The) — Class B	1,936	732,137

Total Media		1,571,896

	SHARES	MARKET VALUE

Metals & Mining - 1.7%
Alcoa, Inc.	91,003	$885,459
United States Steel Corp.	26,028	737,373

Total Metals & Mining		1,622,832

Multi-utilities - 0.7%
DTE Energy Co.	5,381	303,381
Integrys Energy Group, Inc.	6,217	339,697

Total Multi-Utilities		643,078

Multiline Retail - 2.1%
J.C. Penney Co., Inc.	18,597	670,608
Sears Holdings Corp.*	23,564	1,267,272

Total Multiline Retail		1,937,880

Office Electronics - 0.8%
Xerox Corp.	92,800	721,984

Total Office Electronics		721,984

Oil, Gas & Consumable Fuels - 10.2%
Alpha Natural Resources, Inc.*	16,615	268,000
ConocoPhillips	7,668	549,259
Hess Corp.	11,461	597,576
Marathon Oil Corp.	52,684	1,545,749
Marathon Petroleum Corp.	31,183	1,297,525
Murphy Oil Corp.	12,239	672,778
Phillips 66*	5,770	196,468
Sunoco, Inc.	32,445	1,599,214
Tesoro Corp.*	47,006	1,092,889
Valero Energy Corp.	68,231	1,685,306

Total Oil, Gas & Consumable Fuels		9,504,764

Paper & Forest Products - 0.5%
International Paper Co.	14,577	485,560

Total Paper & Forest Products		485,560

Real Estate Investment Trusts (REITs) - 0.4%
Weyerhaeuser Co.	18,024	366,969

Total Real Estate Investment Trusts (REITs)		366,969

Road & Rail - 0.3%
Ryder System, Inc.	6,134	298,848

Total Road & Rail		298,848

Semiconductors & Semiconductor Equipment - 1.0%
Micron Technology, Inc.*	134,312	885,116

Total Semiconductors & Semiconductor Equipment		885,116

Specialty Retail - 3.2%
AutoNation, Inc.*	8,444	291,993
Best Buy Co., Inc.	43,011	949,253
GameStop Corp. — Class A	43,611	992,586
Staples, Inc.	47,549	732,255

Total Specialty Retail		2,966,087

Thrifts & Mortgage Finance - 1.4%
Hudson City Bancorp, Inc.	190,119	1,342,240

Total Thrifts & Mortgage Finance		1,342,240

16	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P 500 PURE VALUE ETF

	SHARES	MARKET VALUE

Wireless Telecommunication Services - 1.2%
MetroPCS Communications, Inc.*	53,839	$393,024
Sprint Nextel Corp.*	305,214	756,931

Total Wireless Telecommunication Services		1,149,955

Total Common Stocks (Cost $92,948,759)		93,045,823

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	191,794	191,794

Total Short Term Investments (Cost $191,794)		191,794

Total Investments - 100.0%[a] (Cost $93,140,553)		93,237,617

Other Assets and Liabilities, net - 0.0%[b]		(36,947)

Net Assets - 100.0%		$93,200,670

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	17

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P 500 PURE GROWTH ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 1.1%
Goodrich Corp.	10,485	$1,315,448
Lockheed Martin Corp.	23,399	2,118,546

Total Aerospace & Defense		3,433,994

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	30,631	1,829,896
United Parcel Service, Inc. — Class B	21,689	1,694,778

Total Air Freight & Logistics		3,524,674

Beverages - 2.0%
Brown-Forman Corp. — Class B	15,456	1,334,625
Coca-Cola Co. (The)	31,477	2,402,325
PepsiCo, Inc.	42,859	2,828,694

Total Beverages		6,565,644

Biotechnology - 4.3%
Amgen, Inc.	33,341	2,370,878
Biogen Idec, Inc.*	29,984	4,018,156
Celgene Corp.*	54,104	3,945,264
Gilead Sciences, Inc.*	70,199	3,651,050

Total Biotechnology		13,985,348

Capital Markets - 1.8%
BlackRock, Inc.	10,383	1,989,175
Franklin Resources, Inc.	19,751	2,478,948
T. Rowe Price Group, Inc.	21,305	1,344,665

Total Capital Markets		5,812,788

Chemicals - 5.3%
CF Industries Holdings, Inc.	11,320	2,185,439
Ecolab, Inc.	29,884	1,903,312
FMC Corp.	21,732	2,400,299
International Flavors & Fragrances, Inc.	35,213	2,120,175
Monsanto Co.	14,591	1,111,542
PPG Industries, Inc.	18,874	1,986,300
Praxair, Inc.	13,156	1,522,149
Sherwin-Williams Co. (The)	16,327	1,963,812
Sigma-Aldrich Corp.	26,880	1,905,792

Total Chemicals		17,098,820

Commercial Services & Supplies - 1.1%
Stericycle, Inc.*	40,345	3,493,877

Total Commercial Services & Supplies		3,493,877

Communications Equipment - 2.0%
F5 Networks, Inc.*	29,396	3,937,006
QUALCOMM, Inc.	38,676	2,469,076

Total Communications Equipment		6,406,082

Computers & Peripherals - 3.0%
Apple, Inc.*	9,736	5,688,161
NetApp, Inc.*	53,828	2,090,141
SanDisk Corp.*	51,718	1,914,083

Total Computers & Peripherals		9,692,385

	SHARES	MARKET VALUE

Diversified Consumer Services - 1.6%
Apollo Group, Inc. — Class A*	66,793	$2,352,450
DeVry, Inc.	84,209	2,707,319

Total Diversified Consumer Services		5,059,769

Diversified Financial Services - 1.1%
IntercontinentalExchange, Inc.*	27,139	3,610,573

Total Diversified Financial Services		3,610,573

Electrical Equipment - 0.9%
Rockwell Automation, Inc.	17,285	1,336,822
Roper Industries, Inc.	14,496	1,477,142

Total Electrical Equipment		2,813,964

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp. — Class A	37,765	2,195,657

Total Electronic Equipment, Instruments & Components		2,195,657

Energy Equipment & Services - 2.0%
Cameron International Corp.*	30,081	1,541,651
Diamond Offshore Drilling, Inc.	34,186	2,343,451
Helmerich & Payne, Inc.	27,672	1,422,064
Schlumberger Ltd.	16,249	1,204,701

Total Energy Equipment & Services		6,511,867

Food Products - 1.6%
Hershey Co. (The)	29,208	1,957,228
Kellogg Co.	25,748	1,302,076
Mead Johnson Nutrition Co.	21,525	1,841,679

Total Food Products		5,100,983

Health Care Equipment & Supplies - 6.9%
Baxter International, Inc.	35,963	1,992,710
Becton, Dickinson and Co.	24,621	1,931,517
C.R. Bard, Inc.	27,671	2,738,322
Edwards Lifesciences Corp.*	35,199	2,920,461
Intuitive Surgical, Inc.*	7,538	4,358,472
St Jude Medical, Inc.	44,690	1,730,397
Stryker Corp.	37,015	2,019,908
Varian Medical Systems, Inc.*	36,271	2,300,307
Zimmer Holdings, Inc.	34,529	2,172,910

Total Health Care Equipment & Supplies		22,165,004

Health Care Providers & Services - 4.2%
DaVita, Inc.*	26,167	2,317,873
Express Scripts Holding Co.*	67,687	3,776,258
Laboratory Corp. of America Holdings*	29,446	2,588,009
Quest Diagnostics, Inc.	32,684	1,885,540
UnitedHealth Group, Inc.	50,448	2,832,655

Total Health Care Providers & Services		13,400,335

Health Care Technology - 0.7%
Cerner Corp.*	27,344	2,217,325

Total Health Care Technology		2,217,325

18	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P 500 PURE GROWTH ETF

	SHARES	MARKET VALUE

Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc.*	9,766	$4,044,589
McDonald’s Corp.	19,188	1,869,870
Starbucks Corp.	23,652	1,357,152
Wynn Resorts Ltd.	18,105	2,415,207
Yum! Brands, Inc.	30,449	2,214,556

Total Hotels, Restaurants & Leisure		11,901,374

Household Products - 1.1%
Colgate-Palmolive Co.	18,616	1,841,867
Kimberly-Clark Corp.	21,695	1,702,407

Total Household Products		3,544,274

Insurance - 0.7%
AFLAC, Inc.	50,191	2,260,603

Total Insurance		2,260,603

Internet & Catalog Retail - 4.0%
Amazon.com, Inc.*	16,644	3,859,743
Netflix, Inc.*	48,720	3,904,421
priceline.com, Inc.*	6,857	5,216,943

Total Internet & Catalog Retail		12,981,107

Internet Software & Services - 1.5%
Akamai Technologies, Inc.*	43,941	1,432,477
Google, Inc. — Class A*	5,458	3,303,345

Total Internet Software & Services		4,735,822

IT Services - 6.0%
Automatic Data Processing, Inc.	31,898	1,774,167
Cognizant Technology Solutions Corp. — Class A*	48,186	3,532,998
Fiserv, Inc.*	29,245	2,055,631
International Business Machines Corp.	8,460	1,751,897
Mastercard, Inc. — Class A	6,783	3,067,747
Teradata Corp.*	35,862	2,502,450
Visa, Inc. — Class A	37,272	4,583,711

Total IT Services		19,268,601

Life Sciences Tools & Services - 1.3%
Life Technologies Corp.*	44,727	2,073,544
Waters Corp.*	23,731	1,996,014

Total Life Sciences Tools & Services		4,069,558

Machinery - 1.4%
Deere & Co.	22,998	1,894,115
Joy Global, Inc.	14,337	1,014,630
Pall Corp.	28,376	1,691,493

Total Machinery		4,600,238

Media - 3.7%
DIRECTV — Class A*	66,025	3,253,052
Discovery Communications, Inc. — Class A*	71,211	3,875,303
Scripps Networks Interactive, Inc. — Class A	58,551	2,940,431
Viacom, Inc. — Class B	35,968	1,668,555

Total Media		11,737,341

	SHARES	MARKET VALUE

Metals & Mining - 1.6%
Cliffs Natural Resources, Inc.	35,226	$2,193,171
Newmont Mining Corp.	60,073	2,862,478

Total Metals & Mining		5,055,649

Multiline Retail - 2.2%
Dollar Tree, Inc.*	38,909	3,955,489
Family Dollar Stores, Inc.	44,509	3,006,583

Total Multiline Retail		6,962,072

Oil, Gas & Consumable Fuels - 2.7%
Cabot Oil & Gas Corp.	27,058	950,818
EOG Resources, Inc.	18,333	2,013,147
Peabody Energy Corp.	57,241	1,780,768
Pioneer Natural Resources Co.	15,538	1,799,611
Southwestern Energy Co.*	68,262	2,155,714

Total Oil, Gas & Consumable Fuels		8,700,058

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The) — Class A	23,976	1,566,832

Total Personal Products		1,566,832

Pharmaceuticals - 4.5%
Abbott Laboratories	42,397	2,631,158
Allergan, Inc.	19,463	1,868,448
Johnson & Johnson, Inc.	20,360	1,325,232
Mylan, Inc.*	153,921	3,341,625
Perrigo Co.	30,832	3,234,277
Watson Pharmaceuticals, Inc.*	26,385	1,988,374

Total Pharmaceuticals		14,389,114

Professional Services - 0.6%
Dun & Bradstreet Corp. (The)	24,196	1,881,965

Total Professional Services		1,881,965

Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	42,444	2,783,477
Ventas, Inc.	20,191	1,187,029

Total Real Estate Investment Trusts (REITs)		3,970,506

Road & Rail - 0.5%
Union Pacific Corp.	14,940	1,679,854

Total Road & Rail		1,679,854

Semiconductors & Semiconductor Equipment - 4.2%
Altera Corp.	72,862	2,591,701
Broadcom Corp. — Class A*	74,358	2,721,503
First Solar, Inc.*	87,999	1,619,182
KLA-Tencor Corp.	51,563	2,689,010
Microchip Technology, Inc.	60,791	2,148,354
Xilinx, Inc.	47,223	1,717,973

Total Semiconductors & Semiconductor Equipment		13,487,723

Software - 4.5%
Citrix Systems, Inc.*	29,090	2,490,395
Intuit, Inc.	42,683	2,474,333

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	19

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P 500 PURE GROWTH ETF

	SHARES	MARKET VALUE

Oracle Corp.	60,779	$1,786,295
Red Hat, Inc.*	63,234	3,769,379
Salesforce.com, Inc.*	26,129	4,069,069

Total Software		14,589,471

Specialty Retail - 6.1%
AutoZone, Inc.*	10,434	4,133,534
Bed Bath & Beyond, Inc.*	34,183	2,406,141
O’Reilly Automotive, Inc.*	42,429	4,474,562
Ross Stores, Inc.	66,261	4,081,015
Tiffany & Co.	20,297	1,389,533
TJX Cos., Inc.	72,417	3,020,513

Total Specialty Retail		19,505,298

Textiles, Apparel & Luxury Goods - 3.9%
Coach, Inc.	50,057	3,662,170
Fossil, Inc.*	27,175	3,550,957
NIKE, Inc. — Class B	16,625	1,859,839
Ralph Lauren Corp.	12,734	2,193,686
V.F. Corp.	8,662	1,317,057

Total Textiles, Apparel & Luxury Goods		12,583,709

Tobacco - 0.9%
Philip Morris International, Inc.	31,428	2,813,120

Total Tobacco		2,813,120

Trading Companies & Distributors - 0.7%
W.W. Grainger, Inc.	11,416	2,372,473

Total Trading Companies & Distributors		2,372,473

Wireless Telecommunication Services - 1.0%
Crown Castle International Corp.*	57,312	3,244,432

Total Wireless Telecommunication Services		3,244,432

Total Common Stocks (Cost $287,188,720)		320,990,283

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	277,954	277,954

Total Short Term Investments (Cost $277,954)		277,954

Total Investments - 100.0%[a] (Cost $287,466,674)		321,268,237

Other Assets and Liabilities, net - 0.0%[b]		23,522

Net Assets - 100.0%		$321,291,759

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

20	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.8%
Aerospace & Defense - 4.9%
Exelis, Inc.	91,744	$1,057,808
Huntington Ingalls Industries, Inc.*	17,093	674,319

Total Aerospace & Defense		1,732,127

Air Freight & Logistics - 1.0%
UTi Worldwide, Inc.	20,588	343,202

Total Air Freight & Logistics		343,202

Airlines - 1.8%
JetBlue Airways Corp.*	136,531	648,522

Total Airlines		648,522

Automobiles - 0.9%
Thor Industries, Inc.	9,897	334,816

Total Automobiles		334,816

Capital Markets - 2.8%
Apollo Investment Corp.	39,339	285,208
Janus Capital Group, Inc.	33,683	255,317
Jefferies Group, Inc.	28,195	449,146

Total Capital Markets		989,671

Chemicals - 1.7%
Ashland, Inc.	3,820	251,623
Cabot Corp.	3,948	170,277
Cytec Industries, Inc.	2,736	173,928

Total Chemicals		595,828

Commercial Banks - 4.4%
Associated Banc-Corp.	16,746	223,224
BancorpSouth, Inc.	30,250	407,467
First Niagara Financial Group, Inc.	35,720	319,337
Fulton Financial Corp.	13,119	137,618
International Bancshares Corp.	10,068	198,642
TCF Financial Corp.	25,885	296,901

Total Commercial Banks		1,583,189

Commercial Services & Supplies - 0.6%
Brink’s Co. (The)	8,554	217,272

Total Commercial Services & Supplies		217,272

Communications Equipment - 1.0%
Tellabs, Inc.	91,943	346,625

Total Communications Equipment		346,625

Construction & Engineering - 4.1%
Aecom Technology Corp.*	19,939	440,054
KBR, Inc.	7,604	257,471
URS Corp.	18,486	763,657

Total Construction & Engineering		1,461,182

Containers & Packaging - 0.6%
Greif, Inc. — Class A	3,858	206,943

Total Containers & Packaging		206,943

Diversified Consumer Services - 1.1%
Regis Corp.	20,914	383,772

Total Diversified Consumer Services		383,772

	SHARES	MARKET VALUE

Electric Utilities - 0.9%
Great Plains Energy, Inc.	8,517	$173,917
NV Energy, Inc.	10,047	167,283

Total Electric Utilities		341,200

Electrical Equipment - 1.7%
General Cable Corp.*	21,141	622,391

Total Electrical Equipment		622,391

Electronic Equipment, Instruments & Components - 9.7%
Arrow Electronics, Inc.*	15,738	661,783
Avnet, Inc.*	19,875	717,090
Ingram Micro, Inc. — Class A*	38,861	756,235
Itron, Inc.*	7,767	316,893
Tech Data Corp.*	11,834	636,551
Vishay Intertechnology, Inc.*	31,449	352,858

Total Electronic Equipment, Instruments & Components		3,441,410

Food & Staples Retailing - 0.5%
Harris Teeter Supermarkets, Inc.	4,407	167,334

Total Food & Staples Retailing		167,334

Food Products - 1.2%
Smithfield Foods, Inc.*	20,095	421,191

Total Food Products		421,191

Gas Utilities - 1.0%
Atmos Energy Corp.	4,855	158,176
UGI Corp.	6,310	184,126

Total Gas Utilities		342,302

Health Care Providers & Services - 6.9%
Community Health Systems, Inc.*	38,272	931,540
Health Management Associates, Inc. — Class A*	23,164	166,781
Health Net, Inc.*	14,893	530,340
LifePoint Hospitals, Inc.*	6,950	271,189
Omnicare, Inc.	4,780	166,535
Owens & Minor, Inc.	13,465	393,717

Total Health Care Providers & Services		2,460,102

Hotels, Restaurants & Leisure - 1.0%
Bob Evans Farms, Inc.	4,717	180,378
Wendy’s Co. (The)	37,066	180,512

Total Hotels, Restaurants & Leisure		360,890

Household Durables - 1.3%
KB Home	27,431	238,101
Mohawk Industries, Inc.*	3,265	218,820

Total Household Durables		456,921

Insurance - 18.5%
American Financial Group, Inc.	9,270	360,788
Aspen Insurance Holdings Ltd.	18,954	536,777
Everest Re Group Ltd.	4,191	415,328
Fidelity National Financial, Inc. —Class A	19,920	383,859
First American Financial Corp.	62,584	1,048,282

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	21

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

	SHARES	MARKET VALUE

Hanover Insurance Group, Inc. (The)	15,103	$609,557
HCC Insurance Holdings, Inc.	9,023	288,375
Kemper Corp.	14,977	449,160
Old Republic International Corp.	56,020	557,399
Protective Life Corp.	25,451	744,696
Reinsurance Group of America, Inc.	10,446	607,331
StanCorp Financial Group, Inc.	11,170	428,705
W.R. Berkley Corp.	4,198	158,097

Total Insurance		6,588,354

Internet Software & Services - 0.5%
Monster Worldwide, Inc.*	19,087	164,721

Total Internet Software & Services		164,721

IT Services - 0.6%
CoreLogic, Inc.*	12,319	205,727

Total IT Services		205,727

Machinery - 6.6%
AGCO Corp.*	3,042	141,666
Harsco Corp.	8,512	189,818
ITT Corp.	45,514	1,022,244
Oshkosh Corp.*	28,862	658,919
Terex Corp.*	14,098	319,179

Total Machinery		2,331,826

Media - 2.4%
New York Times Co. (The) — Class A*	37,256	235,086
Scholastic Corp.	10,837	331,070
Valassis Communications, Inc.*	14,854	297,080

Total Media		863,236

Metals & Mining - 2.7%
Commercial Metals Co.	20,332	300,507
Reliance Steel & Aluminum Co.	4,071	227,528
Steel Dynamics, Inc.	18,683	238,582
Worthington Industries, Inc.	11,030	196,775

Total Metals & Mining		963,392

Multiline Retail - 0.6%
Saks, Inc.*	20,047	219,715

Total Multiline Retail		219,715

Oil, Gas & Consumable Fuels - 2.8%
Arch Coal, Inc.	10,166	99,220
HollyFrontier Corp.	11,006	339,205
Patriot Coal Corp.*	15,333	89,391
Quicksilver Resources, Inc.*	16,861	79,247
World Fuel Services Corp.	8,870	390,812

Total Oil, Gas & Consumable Fuels		997,875

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.*	20,287	183,597

Total Paper & Forest Products		183,597

	SHARES	MARKET VALUE

Professional Services - 1.0%
Manpower, Inc.	8,254	$351,620

Total Professional Services		351,620

Road & Rail - 0.9%
Con-way, Inc.	9,749	316,843

Total Road & Rail		316,843

Semiconductors & Semiconductor Equipment - 2.4%
Fairchild Semiconductor International, Inc.*	10,948	155,133
International Rectifier Corp.*	9,960	217,427
MEMC Electronic Materials, Inc.*	138,107	495,804

Total Semiconductors & Semiconductor Equipment		868,364

Specialty Retail - 5.6%
Barnes & Noble, Inc.*	21,440	444,880
Collective Brands, Inc.*	43,318	899,715
Office Depot, Inc.*	143,842	437,280
RadioShack Corp.	41,855	216,809

Total Specialty Retail		1,998,684

Thrifts & Mortgage Finance - 3.3%
Astoria Financial Corp.	64,901	628,890
New York Community Bancorp, Inc.	15,577	210,134
Washington Federal, Inc.	18,283	320,684

Total Thrifts & Mortgage Finance		1,159,708

Tobacco - 1.2%
Universal Corp.	9,183	420,857

Total Tobacco		420,857

Wireless Telecommunication Services - 1.1%
Telephone & Data Systems, Inc.	16,596	403,117

Total Wireless Telecommunication Services		403,117

Total Common Stocks (Cost $33,660,156)		35,494,526

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	64,721	64,721

Total Short Term Investments (Cost $64,721)		64,721

Total Investments - 100.0%[a] (Cost $33,724,877)		35,559,247

Other Assets and Liabilities, net - 0.0%[b]		(16,056)

Net Assets - 100.0%		$35,543,191

22	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	23

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 1.6%
Triumph Group, Inc.	150,829	$9,475,078

Total Aerospace & Defense		9,475,078

Airlines - 1.0%
Alaska Air Group, Inc.*	179,465	6,065,917

Total Airlines		6,065,917

Auto Components - 0.3%
Gentex Corp.	72,352	1,589,573

Total Auto Components		1,589,573

Beverages - 1.6%
Monster Beverage Corp.*	152,462	9,903,932

Total Beverages		9,903,932

Biotechnology - 4.9%
Regeneron Pharmaceuticals, Inc.*	157,567	21,312,513
United Therapeutics Corp.*	181,459	7,938,831

Total Biotechnology		29,251,344

Chemicals - 3.0%
Albemarle Corp.	74,141	4,841,407
Intrepid Potash, Inc.*	169,483	4,211,653
NewMarket Corp.	40,771	9,100,903

Total Chemicals		18,153,963

Commercial Banks - 1.0%
Signature Bank*	90,806	5,965,046

Total Commercial Banks		5,965,046

Commercial Services & Supplies - 2.2%
Clean Harbors, Inc.*	110,660	7,551,439
Copart, Inc.*	204,403	5,398,283

Total Commercial Services & Supplies		12,949,722

Communications Equipment - 1.1%
ADTRAN, Inc.	115,761	3,533,026
Riverbed Technology, Inc.*	164,288	3,241,402

Total Communications Equipment		6,774,428

Containers & Packaging - 2.0%
AptarGroup, Inc.	85,400	4,655,154
Rock-Tenn Co. — Class A	117,789	7,341,788

Total Containers & Packaging		11,996,942

Distributors - 1.0%
LKQ Corp.*	173,114	5,790,663

Total Distributors		5,790,663

Diversified Consumer Services - 3.8%
ITT Educational Services, Inc.*	203,675	13,446,623
Strayer Education, Inc.	97,716	9,642,615

Total Diversified Consumer Services		23,089,238

Diversified Financial Services - 0.6%
MSCI, Inc. — Class A*	104,825	3,835,547

Total Diversified Financial Services		3,835,547

	SHARES	MARKET VALUE

Electrical Equipment - 0.6%
AMETEK, Inc.	74,980	$3,773,743

Total Electrical Equipment		3,773,743

Electronic Equipment, Instruments & Components - 0.4%
Trimble Navigation, Ltd.*	48,879	2,646,309

Total Electronic Equipment, Instruments & Components		2,646,309

Energy Equipment & Services - 3.5%
CARBO Ceramics, Inc.	53,512	4,499,824
Dresser-Rand Group, Inc.*	98,282	4,784,368
Dril-Quip, Inc.*	61,507	4,144,957
Oceaneering International, Inc.	72,297	3,732,694
Oil States International, Inc.*	52,033	4,140,786

Total Energy Equipment & Services		21,302,629

Food Products - 3.0%
Corn Products International, Inc.	98,326	5,610,482
Green Mountain Coffee Roasters, Inc.*	153,380	7,477,275
Lancaster Colony Corp.	76,859	5,011,975

Total Food Products		18,099,732

Health Care Equipment & Supplies - 5.6%
Cooper Cos., Inc. (The)	70,598	6,224,626
Gen-Probe, Inc.*	124,374	10,142,700
IDEXX Laboratories, Inc.*	76,360	6,714,335
ResMed, Inc.*	155,361	5,283,827
Thoratec Corp.*	150,142	5,226,443

Total Health Care Equipment & Supplies		33,591,931

Health Care Providers & Services - 7.2%
AMERIGROUP Corp.*	158,310	9,777,225
Catalyst Health Solutions, Inc.*	167,618	14,477,167
Henry Schein, Inc.*	86,290	6,621,895
HMS Holdings Corp.*	160,519	3,862,087
Mednax, Inc.*	125,728	8,831,135

Total Health Care Providers & Services		43,569,509

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	175,778	1,947,620

Total Health Care Technology		1,947,620

Hotels, Restaurants & Leisure - 2.2%
Life Time Fitness, Inc.*	103,473	4,817,703
Panera Bread Co. — Class A*	53,251	8,409,398

Total Hotels, Restaurants & Leisure		13,227,101

Household Durables - 0.9%
Tupperware Brands Corp.	85,913	5,351,521

Total Household Durables		5,351,521

Household Products - 0.5%
Church & Dwight Co., Inc.	64,645	3,283,966

Total Household Products		3,283,966

24	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

	SHARES	MARKET VALUE

Internet Software & Services - 3.8%
Equinix, Inc.*	83,283	$13,675,068
Rackspace Hosting, Inc.*	163,296	9,485,865

Total Internet Software & Services		23,160,933

IT Services - 6.7%
Alliance Data Systems Corp.*	83,514	10,730,714
Gartner, Inc.*	66,154	2,897,545
Global Payments, Inc.	137,584	6,388,025
Jack Henry & Associates, Inc.	95,627	3,247,493
NeuStar, Inc. — Class A*	75,758	2,753,803
VeriFone Systems, Inc.*	136,073	6,482,518
Wright Express Corp.*	118,680	7,574,158

Total IT Services		40,074,256

Leisure Equipment & Products - 1.1%
Polaris Industries, Inc.	80,850	6,422,724

Total Leisure Equipment & Products		6,422,724

Life Sciences Tools & Services - 3.6%
Bio-Rad Laboratories, Inc. — Class A*	67,120	7,248,289
Covance, Inc.*	76,401	3,572,510
Mettler-Toledo International, Inc.*	33,187	5,951,093
Techne Corp.	72,318	4,840,967

Total Life Sciences Tools & Services		21,612,859

Machinery - 3.9%
Donaldson Co., Inc.	110,939	3,845,146
Gardner Denver, Inc.	38,867	2,531,796
Valmont Industries, Inc.	63,741	7,899,422
Wabtec Corp.	62,325	4,847,639
Woodward, Inc.	102,125	4,247,379

Total Machinery		23,371,382

Metals & Mining - 1.0%
Compass Minerals International, Inc.	77,564	5,935,197

Total Metals & Mining		5,935,197

Office Electronics - 0.6%
Zebra Technologies Corp. — Class A*	95,432	3,701,807

Total Office Electronics		3,701,807

Oil, Gas & Consumable Fuels - 2.4%
Bill Barrett Corp.*	184,674	4,428,482
Cimarex Energy Co.	67,617	4,673,011
Northern Oil and Gas, Inc.*	164,323	3,192,796
SM Energy Co.	33,501	2,214,751

Total Oil, Gas & Consumable Fuels		14,509,040

Pharmaceuticals - 1.9%
Endo Pharmaceuticals Holdings, Inc.*	170,786	6,001,420
Medicis Pharmaceutical Corp. — Class A	135,113	5,197,797

Total Pharmaceuticals		11,199,217

	SHARES	MARKET VALUE

Professional Services - 0.6%
FTI Consulting, Inc.*	96,572	$3,509,427

Total Professional Services		3,509,427

Real Estate Investment Trusts (REITs) - 2.2%
Essex Property Trust, Inc.	17,312	2,734,777
Federal Realty Investment Trust	37,673	3,792,164
Home Properties, Inc.	43,492	2,655,187
Taubman Centers, Inc.	51,925	4,007,571

Total Real Estate Investment Trusts (REITs)		13,189,699

Road & Rail - 0.7%
JB Hunt Transport Services, Inc.	79,874	4,419,428

Total Road & Rail		4,419,428

Semiconductors & Semiconductor Equipment - 2.7%
Lam Research Corp.*	132,752	5,529,121
Semtech Corp.*	180,500	4,920,430
Silicon Laboratories, Inc.*	171,725	6,094,520

Total Semiconductors & Semiconductor Equipment		16,544,071

Software - 7.7%
ACI Worldwide, Inc.*	88,596	3,531,437
Advent Software, Inc.*	81,483	2,199,226
ANSYS, Inc.*	93,889	6,297,135
Concur Technologies, Inc.*	95,902	5,424,217
Factset Research Systems, Inc.	64,527	6,766,301
Informatica Corp.*	163,186	7,509,820
MICROS Systems, Inc.*	69,759	3,964,404
Rovi Corp.*	210,735	6,027,021
Solera Holdings, Inc.	102,696	4,615,158

Total Software		46,334,719

Specialty Retail - 4.3%
Advance Auto Parts, Inc.	108,665	9,975,447
PetSmart, Inc.	114,543	6,673,275
Tractor Supply Co.	96,960	9,541,834

Total Specialty Retail		26,190,556

Textiles, Apparel & Luxury Goods - 6.4%
Carter’s, Inc.*	171,178	9,294,965
Deckers Outdoor Corp.*	86,768	4,426,036
PVH Corp.	101,608	9,022,790
Under Armour, Inc. — Class A*	101,254	9,915,804
Warnaco Group, Inc.(The)*	108,407	5,741,235

Total Textiles, Apparel & Luxury Goods		38,400,830

Trading Companies & Distributors - 2.0%
MSC Industrial Direct Co. — Class A	66,145	4,875,548
Watsco, Inc.	97,517	7,016,348

Total Trading Companies & Distributors		11,891,896

Total Common Stocks (Cost $542,764,928)		602,103,495

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	25

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

	SHARES	MARKET VALUE

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	567,728	$567,728

Total Short Term Investments (Cost $567,728)		567,728

Total Investments - 100.0%[a] (Cost $543,332,656)		602,671,223

Other Assets and Liabilities, net - 0.0%[b]		(111,695)

Net Assets - 100.0%		$602,559,528

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

26	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 0.7%
AAR Corp.	33,950	$524,527

Total Aerospace & Defense		524,527

Airlines - 1.0%
SkyWest, Inc.	86,837	780,665

Total Airlines		780,665

Auto Components - 1.1%
Spartan Motors, Inc.	108,007	469,830
Superior Industries International, Inc.	21,861	374,042

Total Auto Components		843,872

Automobiles - 0.6%
Winnebago Industries, Inc.*	45,132	440,037

Total Automobiles		440,037

Building Products - 2.1%
Apogee Enterprises, Inc.	18,028	276,910
Griffon Corp.	55,402	549,034
Universal Forest Products, Inc.	20,606	770,664

Total Building Products		1,596,608

Capital Markets - 2.4%
Calamos Asset Management, Inc. — Class A	16,816	217,263
Investment Technology Group, Inc.*	45,122	460,244
Piper Jaffray Cos.*	28,349	687,463
Prospect Capital Corp.	18,678	203,964
SWS Group, Inc.	45,375	255,915

Total Capital Markets		1,824,849

Chemicals - 2.4%
A. Schulman, Inc.	26,327	647,907
OM Group, Inc.*	31,106	750,277
PolyOne Corp.	32,286	447,484

Total Chemicals		1,845,668

Commercial Banks - 3.0%
First BanCorp*	94,755	403,656
First Commonwealth Financial Corp.	70,860	455,630
PrivateBancorp, Inc.	20,546	323,189
Susquehanna Bancshares, Inc.	45,514	471,980
United Community Banks, Inc.*	31,231	293,884
Wintrust Financial Corp.	10,455	377,739

Total Commercial Banks		2,326,078

Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	18,802	437,711
G&K Services, Inc. — Class A	8,016	263,406
Geo Group, Inc. (The)*	10,793	223,523
United Stationers, Inc.	11,145	316,072
Viad Corp.	16,644	300,923

Total Commercial Services & Supplies		1,541,635

	SHARES	MARKET VALUE

Communications Equipment - 1.0%
Bel Fuse, Inc. — Class B	13,751	$244,630
Black Box Corp.	23,749	536,965

Total Communications Equipment		781,595

Computers & Peripherals - 1.3%
Avid Technology, Inc.*	31,789	276,246
Intevac, Inc.*	58,301	469,906
Novatel Wireless, Inc.*	96,518	278,937

Total Computers & Peripherals		1,025,089

Construction & Engineering - 2.4%
Aegion Corp.*	22,578	412,048
Comfort Systems USA, Inc.	33,946	359,149
EMCOR Group, Inc.	7,969	233,651
Orion Marine Group, Inc.*	118,541	820,304

Total Construction & Engineering		1,825,152

Distributors - 2.2%
VOXX International Corp.*	134,063	1,701,259

Total Distributors		1,701,259

Diversified Consumer Services - 3.3%
Career Education Corp.*	142,300	1,014,599
Corinthian Colleges, Inc.*	159,398	612,089
Lincoln Educational Services Corp.	123,945	909,756

Total Diversified Consumer Services		2,536,444

Electrical Equipment - 0.7%
EnerSys*	10,962	383,122
Powell Industries, Inc.*	5,775	188,323

Total Electrical Equipment		571,445

Electronic Equipment, Instruments & Components - 7.2%
Anixter International, Inc.*	3,749	257,106
Benchmark Electronics, Inc.*	51,724	821,377
Brightpoint, Inc.*	39,467	241,538
Checkpoint Systems, Inc.*	32,777	359,236
CTS Corp.	38,345	411,442
Insight Enterprises, Inc.*	43,897	891,548
Plexus Corp.*	9,200	297,804
Radisys Corp.*	108,953	691,852
Scansource, Inc.*	10,885	358,770
SYNNEX Corp.*	25,603	975,218
TTM Technologies, Inc.*	22,531	232,745

Total Electronic Equipment, Instruments & Components		5,538,636

Energy Equipment & Services - 1.8%
Exterran Holdings, Inc.*	55,942	755,777
Matrix Service Co.*	45,411	619,860

Total Energy Equipment & Services		1,375,637

Food & Staples Retailing - 2.6%
Andersons, Inc. (The)	12,519	630,957
Nash Finch Co.	28,879	724,863
Spartan Stores, Inc.	33,964	619,164

Total Food & Staples Retailing		1,974,984

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	27

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

	SHARES	MARKET VALUE

Food Products - 1.1%
Seneca Foods Corp. — Class A*	36,256	$844,402

Total Food Products		844,402

Gas Utilities - 0.2%
Laclede Group, Inc. (The)	4,731	186,307

Total Gas Utilities		186,307

Health Care Equipment & Supplies - 1.1%
Invacare Corp.	20,390	323,182
Natus Medical, Inc.*	22,219	271,961
Symmetry Medical, Inc.*	30,986	220,310

Total Health Care Equipment & Supplies		815,453

Health Care Providers & Services - 10.7%
Almost Family, Inc.*	45,471	1,108,583
Amedisys, Inc.*	95,407	1,405,345
Cross Country Healthcare, Inc.*	122,814	566,173
Gentiva Health Services, Inc.*	176,481	1,461,263
Healthways, Inc.*	148,923	993,316
Kindred Healthcare, Inc.*	85,478	824,008
LHC Group, Inc.*	41,554	735,921
Molina Healthcare, Inc.*	26,482	679,263
PharMerica Corp.*	37,688	447,357

Total Health Care Providers & Services		8,221,229

Hotels, Restaurants & Leisure - 5.0%
Boyd Gaming Corp.*	133,809	1,028,991
Jack in the Box, Inc.*	8,162	185,441
Marriott Vacations Worldwide Corp.*	51,883	1,532,105
Red Robin Gourmet Burgers, Inc.*	6,364	226,940
Ruby Tuesday, Inc.*	92,788	630,959
Ruth’s Hospitality Group, Inc*	39,208	271,319

Total Hotels, Restaurants & Leisure		3,875,755

Household Durables - 3.0%
American Greetings Corp. — Class A	44,408	710,528
La-Z-Boy, Inc.*	21,835	329,054
M/I Homes, Inc.*	37,494	498,670
Standard Pacific Corp.*	106,220	537,473
Universal Electronics, Inc.*	13,532	228,961

Total Household Durables		2,304,686

Household Products - 0.9%
Central Garden and Pet Co. — Class A*	68,173	728,769

Total Household Products		728,769

Industrial Conglomerates - 0.3%
Standex International Corp.	5,283	232,769

Total Industrial Conglomerates		232,769

Insurance - 6.6%
Delphi Financial Group, Inc. — Class A	11,494	522,057

	SHARES	MARKET VALUE

Horace Mann Educators Corp.	57,335	$1,006,229
Meadowbrook Insurance Group, Inc.	31,535	278,454
National Financial Partners Corp.*	13,172	194,287
Presidential Life Corp.	47,020	544,492
Safety Insurance Group, Inc.	5,859	233,481
Selective Insurance Group, Inc.	26,119	456,821
Stewart Information Services Corp.	71,132	1,047,063
Tower Group, Inc.	22,913	494,463
United Fire Group, Inc.	20,698	356,420

Total Insurance		5,133,767

Internet Software & Services - 0.5%
United Online, Inc.	85,493	405,237

Total Internet Software & Services		405,237

IT Services - 0.7%
CIBER, Inc.*	64,800	269,568
NCI, Inc. — Class A*	58,541	290,363

Total IT Services		559,931

Leisure Equipment & Products - 1.0%
Callaway Golf Co.	94,849	581,424
Jakks Pacific, Inc.	11,579	220,812

Total Leisure Equipment & Products		802,236

Machinery - 1.2%
Briggs & Stratton Corp.	28,383	513,732
Lydall, Inc.*	38,152	402,504

Total Machinery		916,236

Media - 1.4%
Digital Generation, Inc.*	36,984	343,211
E.W. Scripps Co. — Class A*	36,637	335,595
Harte-Hanks, Inc.	22,898	192,343
Live Nation Entertainment, Inc.*	24,043	217,830

Total Media		1,088,979

Metals & Mining - 2.5%
A.M. Castle & Co.*	32,573	436,152
AK Steel Holding Corp.	22,838	169,458
Century Aluminum Co.*	34,960	321,632
Materion Corp.*	17,450	431,189
Olympic Steel, Inc.	18,543	391,814
SunCoke Energy, Inc.*	13,030	198,317

Total Metals & Mining		1,948,562

Multiline Retail - 2.5%
Fred’s, Inc. — Class A	40,204	575,721
Tuesday Morning Corp.*	326,343	1,318,426

Total Multiline Retail		1,894,147

Oil, Gas & Consumable Fuels - 0.4%
Overseas Shipholding Group, Inc.	29,041	339,780

Total Oil, Gas & Consumable Fuels		339,780

Paper & Forest Products - 1.2%
Neenah Paper, Inc.	15,231	434,998
Wausau Paper Corp.	53,921	488,524

Total Paper & Forest Products		923,522

28	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

	SHARES	MARKET VALUE

Professional Services - 2.1%
CDI Corp.	38,805	$688,400
Insperity, Inc.	6,981	190,372
Kelly Services, Inc. — Class A	53,826	753,026

Total Professional Services		1,631,798

Real Estate Investment Trusts (REITs) - 0.7%
Cedar Reality Trust, Inc.	61,518	321,124
Parkway Properties, Inc.	25,608	253,263

Total Real Estate Investment Trusts (REITs)		574,387

Road & Rail - 0.4%
Arkansas Best Corp.	20,076	307,966

Total Road & Rail		307,966

Semiconductors & Semiconductor Equipment - 2.0%
Advanced Energy Industries, Inc.*	22,013	262,835
Cohu, Inc.	33,788	370,992
DSP Group, Inc.*	30,058	196,580
Pericom Semiconductor Corp.*	36,548	287,267
Sigma Designs, Inc.*	79,192	436,348

Total Semiconductors & Semiconductor Equipment		1,554,022

Specialty Retail - 11.6%
Big 5 Sporting Goods Corp.	67,809	567,561
Brown Shoe Co., Inc.	90,723	826,487
Cabela’s, Inc.*	6,544	247,429
Christopher & Banks Corp.	157,905	295,282
Coldwater Creek, Inc.*	376,181	372,419
Group 1 Automotive, Inc.	10,310	596,743
Haverty Furniture Cos., Inc.	29,091	349,092
Lithia Motors, Inc. — Class A	17,353	465,581
MarineMax, Inc.*	118,227	1,260,300
OfficeMax, Inc.*	190,554	886,076

	SHARES	MARKET VALUE

PEP Boys-Manny Moe & Jack	48,201	$719,641
Sonic Automotive, Inc. — Class A	39,782	669,133
Stage Stores, Inc.	46,458	709,414
Stein Mart, Inc.*	107,713	691,517
Zale Corp.*	96,455	264,287

Total Specialty Retail		8,920,962

Textiles, Apparel & Luxury Goods - 4.1%
Perry Ellis International, Inc.*	68,619	1,283,862
Quiksilver, Inc.*	193,772	670,451
Skechers U.S.A., Inc. — Class A*	64,802	1,209,853

Total Textiles, Apparel & Luxury Goods		3,164,166

Tobacco - 0.3%
Alliance One International, Inc.*	67,636	239,431

Total Tobacco		239,431

Trading Companies & Distributors - 0.6%
Lawson Products, Inc.	29,878	435,024

Total Trading Companies & Distributors		435,024

Total Common Stocks (Cost $77,860,368)		77,103,703

SHORT TERM INVESTMENTS - 0.2%
SSgA Government Money Market Fund	116,556	116,556

Total Short Term Investments (Cost $116,556)		116,556

Total Investments - 100.1%[a] (Cost $77,976,924)		77,220,259

Other Assets and Liabilities, net - (0.1)%		(76,326)

Net Assets - 100.0%		$77,143,933

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	29

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 99.9%
Aerospace & Defense - 3.1%
Aerovironment, Inc.*	8,434	$205,115
American Science & Engineering, Inc.	11,707	764,584
Cubic Corp.	14,374	664,510
National Presto Industries, Inc.	5,500	405,460
Teledyne Technologies, Inc.*	6,569	424,489

Total Aerospace & Defense		2,464,158

Air Freight & Logistics - 0.3%
Forward Air Corp.	7,417	250,546

Total Air Freight & Logistics		250,546

Airlines - 1.2%
Allegiant Travel Co.*	15,706	922,885

Total Airlines		922,885

Beverages - 0.8%
Boston Beer Co., Inc. — Class A*	6,472	668,687

Total Beverages		668,687

Biotechnology - 2.9%
ArQule, Inc.*	68,308	481,571
Cubist Pharmaceuticals, Inc.*	16,691	705,695
Momenta Pharmaceuticals, Inc.*	47,361	752,093
Spectrum Pharmaceuticals, Inc.*	33,433	355,393

Total Biotechnology		2,294,752

Capital Markets - 0.6%
Financial Engines, Inc.*	21,467	490,306

Total Capital Markets		490,306

Chemicals - 1.9%
Balchem Corp.	11,948	345,297
Hawkins, Inc.	14,711	510,913
Innophos Holdings, Inc.	12,755	627,164

Total Chemicals		1,483,374

Commercial Services & Supplies - 0.9%
Portfolio Recovery Associates, Inc.*	11,024	758,672

Total Commercial Services & Supplies		758,672

Communications Equipment - 0.8%
Netgear, Inc.*	8,714	335,489
ViaSat, Inc.*	6,857	331,193

Total Communications Equipment		666,682

Computers & Peripherals - 0.7%
Synaptics, Inc.*	17,436	535,460

Total Computers & Peripherals		535,460

Consumer Finance - 2.7%
Cash America International, Inc.	12,609	589,470
EZCORP, Inc. — Class A*	17,600	471,504
First Cash Financial Services, Inc.*	8,604	352,420
World Acceptance Corp.*	11,194	744,513

Total Consumer Finance		2,157,907

	SHARES	MARKET VALUE

Diversified Consumer Services - 3.0%
American Public Education, Inc.*	17,185	$596,663
Capella Education Co.*	19,827	648,541
Coinstar, Inc.*	17,632	1,107,114

Total Diversified Consumer Services		2,352,318

Diversified Telecommunication Services - 0.6%
Atlantic Tele-Network, Inc.	15,005	511,070

Total Diversified Telecommunication Services		511,070

Electrical Equipment - 1.5%
AZZ, Inc.	8,165	422,212
Franklin Electric Co., Inc.	9,340	468,401
II-VI, Inc.*	16,315	332,989

Total Electrical Equipment		1,223,602

Electronic Equipment, Instruments & Components - 3.6%
Cognex Corp.	13,059	525,625
DTS, Inc.*	17,672	551,366
FARO Technologies, Inc.*	5,252	294,007
Littelfuse, Inc.	9,980	625,446
MTS Systems Corp.	8,300	398,151
OSI Systems, Inc.*	6,824	456,253

Total Electronic Equipment, Instruments & Components		2,850,848

Energy Equipment & Services - 2.1%
Lufkin Industries, Inc.	5,291	406,560
OYO Geospace Corp.*	3,568	411,105
SEACOR Holdings, Inc.*	9,073	843,154

Total Energy Equipment & Services		1,660,819

Food & Staples Retailing - 0.9%
Casey’s General Stores, Inc.	12,739	717,843

Total Food & Staples Retailing		717,843

Food Products - 2.3%
J&J Snack Foods Corp.	9,944	557,461
Sanderson Farms, Inc.	13,120	677,123
TreeHouse Foods, Inc.*	10,121	582,059

Total Food Products		1,816,643

Gas Utilities - 0.4%
South Jersey Industries, Inc.	6,083	299,588

Total Gas Utilities		299,588

Health Care Equipment & Supplies - 5.7%
Abaxis, Inc.*	10,821	385,444
Analogic Corp.	8,562	584,014
Cyberonics, Inc.*	16,682	638,921
Haemonetics Corp.*	10,637	761,290
ICU Medical, Inc.*	15,208	798,268
Neogen Corp.*	16,010	624,230
NuVasive, Inc.*	43,583	722,170

Total Health Care Equipment & Supplies		4,514,337

30	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

	SHARES	MARKET VALUE

Health Care Providers & Services - 6.7%
Air Methods Corp.*	7,509	$631,582
Chemed Corp.	11,111	670,438
CorVel Corp.*	13,858	602,684
Ensign Group, Inc. (The)	18,257	487,645
IPC The Hospitalist Co., Inc.*	16,254	624,316
Landauer, Inc.	10,125	533,790
Magellan Health Services, Inc.*	15,761	697,897
MWI Veterinary Supply, Inc.*	11,747	1,108,917

Total Health Care Providers & Services		5,357,269

Health Care Technology - 2.6%
Computer Programs & Systems, Inc.	11,914	709,955
Medidata Solutions, Inc.*	29,447	762,972
Quality Systems, Inc.	15,942	596,231

Total Health Care Technology		2,069,158

Hotels, Restaurants & Leisure - 6.1%
Biglari Holdings, Inc.*	1,769	718,798
BJ’s Restaurants, Inc.*	14,564	629,019
Buffalo Wild Wings, Inc.*	12,620	1,058,187
CEC Entertainment, Inc.	15,130	578,269
DineEquity, Inc.*	14,008	680,509
Papa John’s International, Inc.*	9,219	371,341
Peet’s Coffee & Tea, Inc.*	10,832	832,114

Total Hotels, Restaurants & Leisure		4,868,237

Household Durables - 0.5%
iRobot Corp.*	15,469	365,223

Total Household Durables		365,223

Household Products - 0.4%
WD-40 Co.	6,769	305,146

Total Household Products		305,146

Insurance - 1.7%
Infinity Property & Casualty Corp.	10,972	586,014
ProAssurance Corp.	5,312	467,934
RLI Corp.	4,660	320,981

Total Insurance		1,374,929

Internet & Catalog Retail - 0.3%
Blue Nile, Inc.*	7,415	224,526

Total Internet & Catalog Retail		224,526

Internet Software & Services - 4.2%
comScore, Inc.*	14,729	293,402
InfoSpace, Inc.*	47,525	528,953
j2 Global, Inc.	9,903	255,794
Liquidity Services, Inc.*	5,484	292,462
LivePerson, Inc.*	20,986	333,258
LogMeIn, Inc.*	16,000	576,160
OpenTable, Inc.*	16,126	721,316
Stamps.com, Inc.*	12,028	349,173

Total Internet Software & Services		3,350,518

	SHARES	MARKET VALUE

IT Services - 2.5%
CACI International, Inc. — Class A*	12,800	$782,464
Forrester Research, Inc.	7,638	270,767
Higher One Holdings, Inc.*	20,672	325,998
MAXIMUS, Inc.	13,353	590,870

Total IT Services		1,970,099

Leisure Equipment & Products - 1.2%
Sturm Ruger & Co., Inc.	16,651	950,273

Total Leisure Equipment & Products		950,273

Machinery - 1.1%
Lindsay Corp.	5,819	388,651
Toro Co. (The)	6,480	463,061

Total Machinery		851,712

Media - 0.5%
Arbitron, Inc.	9,929	377,798

Total Media		377,798

Oil, Gas & Consumable Fuels - 2.2%
Approach Resources, Inc.*	10,222	366,765
Contango Oil & Gas Co.*	11,632	631,152
GeoResources, Inc.*	19,087	719,771

Total Oil, Gas & Consumable Fuels		1,717,688

Paper & Forest Products - 1.1%
Deltic Timber Corp.	7,103	433,851
Schweitzer-Mauduit International, Inc.	6,002	407,056

Total Paper & Forest Products		840,907

Personal Products - 0.7%
Medifast, Inc.*	30,738	590,784

Total Personal Products		590,784

Pharmaceuticals - 3.8%
Akorn, Inc.*	25,686	311,571
Hi-Tech Pharmacal Co., Inc.*	21,038	685,628
Medicines Co. (The)*	29,727	656,669
Questcor Pharmaceuticals, Inc.*	15,091	677,586
Salix Pharmaceuticals Ltd.*	5,922	292,547
ViroPharma, Inc.*	17,922	389,804

Total Pharmaceuticals		3,013,805

Professional Services - 1.3%
Dolan Co. (The)*	65,217	522,388
Exponent, Inc.*	10,497	501,757

Total Professional Services		1,024,145

Real Estate Investment Trusts (REITs) - 1.2%
EastGroup Properties, Inc.	5,416	272,425
Mid-America Apartment Communities, Inc.	5,036	342,801
PS Business Parks, Inc.	5,385	367,526

Total Real Estate Investment Trusts (REITs)		982,752

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	31

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

	SHARES	MARKET VALUE

Semiconductors & Semiconductor Equipment - 10.0%
Cabot Microelectronics Corp.	9,197	$316,193
CEVA, Inc.*	9,151	202,145
Cirrus Logic, Inc.*	40,705	1,114,503
Cymer, Inc.*	8,601	445,876
Entropic Communications, Inc.*	92,653	391,922
Exar Corp.*	85,228	675,006
GT Advanced Technologies, Inc.*	53,436	347,868
Hittite Microwave Corp.*	14,729	788,591
Kulicke & Soffa Industries, Inc.*	65,056	852,234
Power Integrations, Inc.	16,858	638,581
Rubicon Technology, Inc.*	51,722	488,773
Veeco Instruments, Inc.*	32,540	982,383
Volterra Semiconductor Corp.*	20,642	678,915

Total Semiconductors & Semiconductor Equipment		7,922,990

Software - 7.5%
Blackbaud, Inc.	8,920	276,342
CommVault Systems, Inc.*	14,832	772,302
Ebix, Inc.	22,515	460,432
Interactive Intelligence Group*	13,306	394,656
JDA Software Group, Inc.*	9,821	283,630
Manhattan Associates, Inc.*	7,027	352,404
MicroStrategy, Inc. — Class A*	4,955	692,610
Netscout Systems, Inc.*	17,357	359,116
OPNET Technologies, Inc.	11,366	263,237
Sourcefire, Inc.*	18,157	925,825
Synchronoss Technologies, Inc.*	8,735	273,406
Tyler Technologies, Inc.*	13,937	556,783
Websense, Inc.*	18,716	388,170

Total Software		5,998,913

	SHARES	MARKET VALUE

Specialty Retail - 6.0%
Buckle, Inc. (The)	14,861	$686,281
Children’s Place Retail Stores, Inc. (The)*	7,700	354,046
Genesco, Inc.*	8,795	659,625
Hibbett Sports, Inc.*	12,152	725,718
JOS A Bank Clothiers, Inc.*	13,184	626,899
Monro Muffler Brake, Inc.	13,532	558,330
Rue21, Inc.*	20,402	619,201
Vitamin Shoppe, Inc.*	11,190	526,713

Total Specialty Retail		4,756,813

Textiles, Apparel & Luxury Goods - 1.9%
Steven Madden Ltd.*	17,314	748,138
True Religion Apparel, Inc.*	16,330	443,523
Wolverine World Wide, Inc.	7,287	305,689

Total Textiles, Apparel & Luxury Goods		1,497,350

Water Utilities - 0.4%
American States Water Co.	8,489	309,339

Total Water Utilities		309,339

Total Common Stocks (Cost $75,305,032)		79,360,871

SHORT TERM INVESTMENTS - 0.1%
SSgA Government Money Market Fund	45,037	45,037

Total Short Term Investments (Cost $45,037)		45,037

Total Investments - 100.0%[a] (Cost $75,350,069)		79,405,908

Other Assets and Liabilities, net - 0.0%[b]		(17,925)

Net Assets - 100.0%		$79,387,983

*	Non-Income Producing Security.
[a]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
[b]	Amount represents less than 0.05% of net assets.

32	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2012

	Guggenheim Russell Top 50® ETF	Guggenheim S&P 500 Pure Value ETF	Guggenheim S&P 500 Pure Growth ETF	Guggenheim S&P MidCap 400 Pure Value ETF

ASSETS
Investments at market value*	$484,845,903	$93,237,617	$321,268,237	$35,559,247
Receivables:
Investments sold	—	123,385	—	432,672
Fund shares sold	5,119,129	—	—	—
Dividends	548,255	63,732	113,989	12,107
Total assets	490,513,287	93,424,734	321,382,226	36,004,026

LIABILITIES
Payables:
Investments purchased	5,111,014	197,426	—	449,901
Accrued management fees	76,631	26,638	90,467	10,934
Total liabilities	5,187,645	224,064	90,467	460,835
NET ASSETS	$485,325,642	$93,200,670	$321,291,759	$35,543,191

NET ASSETS CONSIST OF:
Paid-in capital	$553,191,007	$99,858,494	$304,933,273	$36,489,125
Undistributed net investment income	739,997	94,108	62,879	11,475
Accumulated net realized loss on investment securities	(67,675,096)	(6,848,996)	(17,505,956)	(2,791,779)
Net unrealized appreciation (depreciation) on investment securities	(930,266)	97,064	33,801,563	1,834,370
NET ASSETS	$485,325,642	$93,200,670	$321,291,759	$35,543,191
Shares outstanding (unlimited shares authorized), no par value	4,750,785	3,002,836	6,550,299	1,000,499
Net asset value, offering price and repurchase price per share	$102.16	$31.04	$49.05	$35.53
*Total cost of investments	$485,776,169	$93,140,553	$287,466,674	$33,724,877

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	33

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (concluded)	April 30, 2012

	Guggenheim S&P MidCap 400 Pure Growth ETF	Guggenheim S&P SmallCap 600 Pure Value ETF	Guggenheim S&P SmallCap 600 Pure Growth ETF

ASSETS
Investments at market value*	$602,671,223	$77,220,259	$79,405,908
Receivables:
Investments sold	—	637,821	—
Dividends	59,983	18,504	4,867
Total assets	602,731,206	77,876,584	79,410,775

LIABILITIES
Payables:
Investments purchased	—	710,699	—
Accrued management fees	171,678	21,952	22,792
Total liabilities	171,678	732,651	22,792
NET ASSETS	$602,559,528	$77,143,933	$79,387,983

NET ASSETS CONSIST OF:
Paid-in capital	$582,703,721	$101,950,658	$77,973,174
Undistributed (distributions in excess) of net investment income	(31,052)	20,892	(3,425)
Accumulated net realized loss on investment securities	(39,451,708)	(24,070,952)	(2,637,605)
Net unrealized appreciation (depreciation) on investment securities	59,338,567	(756,665)	4,055,839
NET ASSETS	$602,559,528	$77,143,933	$79,387,983
Shares outstanding (unlimited shares authorized), no par value	6,700,021	1,950,040	1,450,004
Net asset value, offering price and repurchase price per share	$89.93	$39.56	$54.75
*Total cost of investments	$543,332,656	$77,976,924	$75,350,069

34	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2012

	Guggenheim Russell Top 50® ETF	Guggenheim S&P 500 Pure Value ETF	Guggenheim S&P 500 Pure Growth ETF	Guggenheim S&P MidCap 400 Pure Value ETF

INVESTMENT INCOME
Dividends	$5,489,266	$831,618	$1,576,400	$345,951
Interest	6	1	12	—
Total income	5,489,272	831,619	1,576,412	345,951

EXPENSES
Management fee	462,860	147,009	503,039	69,587
	462,860	147,009	503,039	69,587
Net investment income	5,026,412	684,610	1,073,373	276,364

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(939,285)	(304,125)	(18,426,127)	(1,137,920)
In-kind Redemptions	33,570,582	1,637,601	3,527,365	1,182,720
Net realized gain (loss)	32,631,297	1,333,476	(14,898,762)	44,800
Net change in unrealized appreciation on:
Investment securities	24,055,450	5,638,730	41,661,810	5,410,215
Net realized and unrealized gain on investments	56,686,747	6,972,206	26,763,048	5,455,015
Net increase in net assets resulting from operations	$61,713,159	$7,656,816	$27,836,421	$5,731,379

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	35

STATEMENT OF OPERATIONS (Unaudited) (concluded)

For the Six Months Ended April 30, 2012

	Guggenheim S&P MidCap 400 Pure Growth ETF	Guggenheim S&P SmallCap 600 Pure Value ETF	Guggenheim S&P SmallCap 600 Pure Growth ETF

INVESTMENT INCOME
Dividends	$1,462,423	$378,069	$305,143
Interest	4	—	1
Total income	1,462,427	378,069	305,144

EXPENSES
Management fee	1,028,998	122,607	113,069
	1,028,998	122,607	113,069
Net investment income	433,429	255,462	192,075

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(54,244,070)	(3,073,716)	(2,143,451)
In-kind redemptions	16,979,841	—	437,622
Net realized loss	(37,264,229)	(3,073,716)	(1,705,829)
Net change in unrealized appreciation on:
Investment securities	82,735,691	9,759,258	8,152,107
Net realized and unrealized gain on investments	45,471,462	6,685,542	6,446,278
Net increase in net assets resulting from operations	$45,904,891	$6,941,004	$6,638,353

36	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim Russell Top 50® ETF		Guggenheim S&P 500 Pure Value ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net investment income	$5,026,412	$7,875,126	$684,610	$1,288,269
Net realized gain (loss) on investments	32,631,297	(1,000,821)	1,333,476	1,122,980
Net change in unrealized appreciation (depreciation) on investments	24,055,450	19,318,113	5,638,730	(2,290,115)
Net increase in net assets resulting from operations	61,713,159	26,192,418	7,656,816	121,134

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,076,826)	(7,603,764)	(672,022)	(1,211,677)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	179,271,892	150,183,009	17,479,492	60,757,533
Value of shares redeemed	(204,991,871)	(38,031,580)	(10,813,895)	(35,992,276)
Net increase (decrease) in net assets resulting from share transactions	(25,719,979)	112,151,429	6,665,597	24,765,257
Increase in net assets	30,916,354	130,740,083	13,650,391	23,674,714

NET ASSETS
Beginning of period	454,409,288	323,669,205	79,550,279	55,875,565
End of period[1]	$485,325,642	$454,409,288	$93,200,670	$79,550,279
[1] Including undistributed net investment income	$739,997	$790,411	$94,108	$81,520

CHANGES IN SHARES OUTSTANDING:
Shares purchased	1,900,000	1,700,000	550,000	2,000,000
Shares redeemed	(2,200,000)	(450,000)	(350,000)	(1,350,000)
Shares outstanding, beginning of period	5,050,785	3,800,785	2,802,836	2,152,836
Shares outstanding, end of period	4,750,785	5,050,785	3,002,836	2,802,836

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	37

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P 500 Pure Growth ETF		Guggenheim S&P MidCap 400 Pure Value ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net Investment Income	$1,073,373	$1,020,216	$276,364	$588,491
Net realized gain (loss) on investments	(14,898,762)	23,480,072	44,800	1,240,256
Net change in unrealized appreciation (depreciation) on investments	41,661,810	(23,088,187)	5,410,215	(2,426,037)
Net increase (decrease) in net assets resulting from operations	27,836,421	1,412,101	5,731,379	(597,290)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,025,692)	(996,112)	(293,225)	(566,319)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	55,143,833	259,891,376	3,130,358	10,618,563
Value of shares redeemed	(26,551,559)	(141,889,014)	(8,696,285)	(16,872,735)
Net increase (decrease) in net assets resulting from share transactions	28,592,274	118,002,362	(5,565,927)	(6,254,172)
Increase (decrease) in net assets	55,403,003	118,418,351	(127,773)	(7,417,781)

NET ASSETS
Beginning of period	265,888,756	147,470,405	35,670,964	43,088,745
End of period[1]	$321,291,759	$265,888,756	$35,543,191	$35,670,964
[1] Including undistributed net investment income	$62,879	$15,198	$11,475	$28,336

CHANGES IN SHARES OUTSTANDING:
Shares purchased	1,200,000	5,700,000	100,000	300,000
Shares redeemed	(600,000)	(3,400,000)	(250,000)	(550,000)
Shares outstanding, beginning of period	5,950,299	3,650,299	1,150,499	1,400,499
Shares outstanding, end of period	6,550,299	5,950,299	1,000,499	1,150,499

38	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Guggenheim S&P MidCap 400 Pure Growth ETF		Guggenheim S&P SmallCap 600 Pure Value ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net investment income	$433,429	$494,420	$255,462	$444,600
Net realized gain (loss)	(37,264,229)	69,090,697	(3,073,716)	3,386,071
Net change in unrealized appreciation (depreciation) on Investments	82,735,691	(51,357,329)	9,759,258	849,778
Net increase in net assets resulting from operations	45,904,891	18,227,788	6,941,004	4,680,449

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(464,481)	(494,945)	(234,570)	(444,287)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	74,690,949	689,925,224	8,307,891	14,049,940
Value of shares redeemed	(170,817,803)	(346,841,356)	—	(43,539,405)
Net increase (decrease) in net assets resulting from share transactions	(96,126,854)	343,083,868	8,307,891	(29,489,465)
Increase (decrease) in net assets	(50,686,444)	360,816,711	15,014,325	(25,253,303)

NET ASSETS
Beginning of period	653,245,972	292,429,261	62,129,608	87,382,911
End of period[1]	$602,559,528	$653,245,972	$77,143,933	$62,129,608
[1] Including undistributed (distributions in excess) of net investment income	$(31,052)	$—	$20,892	$—

CHANGES IN SHARES OUTSTANDING:
Shares purchased	900,000	8,250,000	200,000	350,000
Shares redeemed	(2,150,000)	(4,450,000)	—	(1,150,000)
Shares outstanding, beginning of period	7,950,021	4,150,021	1,750,040	2,550,040
Shares outstanding, end of period	6,700,021	7,950,021	1,950,040	1,750,040

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	39

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Guggenheim S&P SmallCap 600 Pure Growth ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net investment income	$192,075	$12,081
Net realized loss on investments	(1,705,829)	(1,667,405)
Net change in unrealized appreciation (depreciation) on investments	8,152,107	(6,355,046)
Net increase (decrease) in net assets resulting from operations	6,638,353	(8,010,370)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(195,500)	(46,996)

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	40,808,973	103,804,934
Value of shares redeemed	(2,736,392)	(78,204,381)
Net increase in net assets resulting from share transactions	38,072,581	25,600,553
Increase in net assets	44,515,434	17,543,187

NET ASSETS
Beginning of period	34,872,549	17,329,362
End of period[1]	$79,387,983	$34,872,549
[1] Including undistributed (distributions in excess) of net investment income	$(3,425)	$—

CHANGES IN SHARES OUTSTANDING:
Shares purchased	800,000	1,950,000
Shares redeemed	(50,000)	(1,650,000)
Shares outstanding, beginning of period	700,004	400,004
Shares outstanding, end of period	1,450,004	700,004

40	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM RUSSELL TOP 50® ETF

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$89.97	$85.16	$78.90	$76.29	$116.47	$104.15
Net investment income*	1.03	1.87	1.72	1.95	2.34	2.15
Net realized and unrealized gain (loss) on investments	12.20	4.74	6.26	2.61	(40.20)	12.25

Total from investment operations	13.23	6.61	7.98	4.56	(37.86)	14.40
Distributions to shareholders from:
Net investment income	(1.04)	(1.80)	(1.72)	(1.95)	(2.32)	(2.08)
Net asset value at end of period	$102.16	$89.97	$85.16	$78.90	$76.29	$116.47

Total Return**	14.77%	7.80%	10.22%	6.35%	(32.92% )	13.96%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$485,326	$454,409	$323,669	$315,662	$434,878	$681,355
Ratio to average net assets of:
Expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.17%	2.08%	2.09%	2.79%	2.37%	1.96%
Portfolio turnover rate†	1%	6%	9%	12%	10%	8%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	41

GUGGENHEIM S&P 500 PURE VALUE ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$28.38	$25.95	$21.46	$17.98	$34.46	$32.66
Net investment income*	0.24	0.42	0.35	0.49	1.00	0.75
Net realized and unrealized gain (loss) on investments	2.66	2.40	4.49	3.53	(16.44)	1.80

Total from investment operations	2.90	2.82	4.84	4.02	(15.44)	2.55
Distributions to shareholders from:
Net investment income	(0.24)	(0.39)	(0.35)	(0.54)	(1.04)	(0.75)
Net asset value at end of period	$31.04	$28.38	$25.95	$21.46	$17.98	$34.46

Total Return**	10.24%	10.84%	22.67%	23.73%	(45.76% )	7.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$93,201	$79,550	$55,876	$30,101	$17,994	$39,635
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.63%	1.44%	1.38%	2.92%	3.63%	2.15%
Portfolio turnover rate†	34%	23%	27%	45%	53%	26%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

42	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P 500 PURE GROWTH ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$44.68	$40.40	$30.85	$24.40	$39.59	$35.30
Net investment income*	0.17	0.18	0.13	0.18	0.20	0.25
Net realized and unrealized gain (loss) on investments	4.36	4.28	9.57	6.46	(15.19)	4.26

Total from investment operations	4.53	4.46	9.70	6.64	(14.99)	4.51
Distributions to shareholders from:
Net investment income	(0.16)	(0.18)	(0.15)	(0.19)	(0.20)	(0.22)
Net asset value at end of period	$49.05	$44.68	$40.40	$30.85	$24.40	$39.59

Total Return**	10.16%	11.06%	31.51%	27.41%	(38.00% )	12.79%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$321,292	$265,889	$147,470	$38,568	$24,398	$63,340
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.75%	0.41%	0.37%	0.69%	0.57%	0.66%
Portfolio turnover rate†	34%	21%	31%	27%	30%	24%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	43

GUGGENHEIM S&P MIDCAP 400 PURE VALUE ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$31.00	$30.77	$24.20	$20.24	$35.76	$33.27
Net investment income*	0.23	0.41	0.36	0.59	0.87	0.82
Net realized and unrealized gain (loss) on investments	4.54	0.22	6.57	3.92	(15.54)	2.48

Total from investment operations	4.77	0.63	6.93	4.51	(14.67)	3.30
Distributions to shareholders from:
Net investment income	(0.24)	(0.40)	(0.36)	(0.55)	(0.84)	(0.81)
Net asset value at end of period	$35.53	$31.00	$30.77	$24.20	$20.24	$35.76

Total Return**	15.41%	2.03%	28.75%	23.32%	(41.75% )	9.94%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$35,543	$35,671	$43,089	$22,997	$10,126	$21,458
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.39%	1.22%	1.20%	2.90%	2.87%	2.28%
Portfolio turnover rate†	42%	49%	35%	57%	64%	46%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

44	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P MIDCAP 400 PURE GROWTH ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$82.17	$70.46	$52.89	$39.10	$59.75	$50.10
Net investment income*	0.06	0.07	0.02	0.09	0.02	0.33
Net realized and unrealized gain (loss) on investments	7.77	11.72	17.59	13.79	(20.63)	9.73

Total from investment operations	7.83	11.79	17.61	13.88	(20.61)	10.06
Distributions to shareholders from:
Net investment income	(0.07)	(0.08)	(0.04)	(0.09)	(0.04)	(0.27)
Net realized gains	—	—	—	—	—	(0.14)

Total distributions	(0.07)	(0.08)	(0.04)	(0.09)	(0.04)	(0.41)
Net asset value at end of period	$89.93	$82.17	$70.46	$52.89	$39.10	$59.75

Total Return**	9.53%	16.73%	33.32%	35.59%	(34.52% )	20.17%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$602,560	$653,246	$292,429	$108,432	$17,596	$20,914
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.15%	0.09%	0.03%	0.19%	0.04%	0.60%
Portfolio turnover rate†	41%	45%	51%	29%	52%	53%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	45

GUGGENHEIM S&P SMALLCAP 600 PURE VALUE ETF

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$35.50	$34.27	$28.50	$23.21	$37.38	$40.13
Net investment income*	0.14	0.20	0.20	0.32	0.79	0.74
Net realized and unrealized gain (loss) on investments	4.04	1.23	5.78	5.29	(14.26)	(2.85)

Total from investment operations	4.18	1.43	5.98	5.61	(13.47)	(2.11)
Distributions to shareholders from:
Net investment income	(0.12)	(0.20)	(0.21)	(0.32)	(0.70)	(0.62)
Net realized gains	—	—	—	—	—	(0.02)

Total distributions	(0.12)	(0.20)	(0.21)	(0.32)	(0.70)	(0.64)
Net asset value at end of period	$39.56	$35.50	$34.27	$28.50	$23.21	$37.38

Total Return**	11.76%	4.16%	21.07%	25.00%	(36.48% )	(5.38% )
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$77,144	$62,130	$87,383	$108,284	$25,527	$22,426
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.73%	0.53%	0.60%	1.18%	2.57%	1.78%
Portfolio turnover rate†	44%	76%	62%	43%	50%	37%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

46	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM S&P SMALLCAP 600 PURE GROWTH ETF

FINANCIAL HIGHLIGHTS (concluded)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2007
Per Share Operating Performance:
Net asset value at beginning of period	$49.82	$43.32	$34.13	$29.03	$44.92	$39.10
Net investment income*	0.16	0.02	0.06	0.06	0.17	—
Net realized and unrealized gain (loss) on investments	4.90	6.57	9.18	5.13	(15.87)	5.84

Total from investment operations	5.06	6.59	9.24	5.19	(15.70)	5.84
Distributions to shareholders from:
Net investment income	(0.13)	(0.09)	(0.05)	(0.09)	(0.19)	(0.02)
Net asset value at end of period	$54.75	$49.82	$43.32	$34.13	$29.03	$44.92

Total Return**	10.16%	15.22%	27.11%	17.93%	(35.05% )	14.93%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$79,388	$34,873	$17,329	$11,945	$7,257	$11,229
Ratio to average net assets of:
Expenses	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.59%	0.03%	0.14%	0.21%	0.44%	—%
Portfolio turnover rate†	42%	33%	55%	46%	63%	51%

*	Based on average shares outstanding.
**	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
†	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	47

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization

Rydex ETF Trust (the “Trust”) is an open-end, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2012, the Trust offers twenty-six portfolios, each of which represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The financial statements herein relate to the following Funds: Guggenheim Russell Top 50® ETF, Guggenheim S&P 500 Pure Value ETF, Guggenheim S&P 500 Pure Growth ETF, Guggenheim S&P MidCap 400 Pure Value ETF, Guggenheim S&P 400 Pure Growth ETF, Guggenheim S&P SmallCap 600 Pure Value ETF and Guggenheim S&P SmallCap 600 Pure Growth ETF. Guggenheim Russell Top 50® ETF commenced operations on May 4, 2005. Guggenheim S&P 500 Pure Value ETF, Guggenheim S&P 500 Pure Growth ETF, Guggenheim S&P MidCap 400 Pure Value ETF, Guggenheim S&P MidCap 400 Pure Growth ETF, Guggenheim S&P SmallCap 600 Pure Value ETF and Guggenheim S&P SmallCap 600 Pure Growth ETF commenced operations on March 1, 2006.

The Funds’ investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”). The Guggenheim Russell Top 50® ETF tracks the Russell Top 50® Index. The Guggenheim S&P 500 Pure Value ETF tracks the S&P 500 Pure Value Index, the Guggenheim S&P 500 Pure Growth ETF tracks the S&P 500 Pure Growth Index, the Guggenheim S&P MidCap 400 Pure Value ETF tracks the S&P MidCap 400 Pure Value Index, the Guggenheim S&P MidCap 400 Pure Growth ETF tracks the S&P MidCap 400 Pure Growth Index, the Guggenheim S&P SmallCap 600 Pure Value ETF tracks the S&P SmallCap 600 Pure Value Index and the Guggenheim S&P SmallCap 600 Pure Growth ETF tracks the S&P SmallCap 600 Pure Growth Index. The Funds seek to achieve their objective by investing in common stocks or ETFs, where applicable, that comprise the Underlying Index. The Funds use a “replication” strategy to track the Underlying Index. “Replication” refers to investing in substantially all of the securities in the Underlying Index in approximately the same proportions as in the Underlying Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at Net Asset Value per share (“NAV”), only in aggregation of 50,000 shares called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

Guggenheim Investments (“GI”) provides advisory services and Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI and RDL are affiliated entities.

2.    Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A.    Security Valuation

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; and (ii) using other information and considerations, including current values in related markets.

B.    Security Transactions and Income Recognition

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C.    Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during

48	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by GI. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of a Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of GI, liquidity or other considerations so warrant. For the period ended April 30, 2012, the Funds had not engaged in repurchase agreement transactions.

D.    Federal Income Taxes

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for Federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2008-2011), and has concluded that no provision for income tax was required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For the period ended April 30, 2012, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are non-taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV. The in-kind net capital gains for the period ended April 30, 2012 are disclosed in the Fund’s Statement of Operations.

At April 30, 2012, the identified cost of investments in securities owned by each Fund for Federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized (Depreciation)
Guggenheim Russell Top 50® ETF	$485,776,169	$46,101,517	$(47,031,783)	$(930,266)
Guggenheim S&P 500 Pure Value ETF	93,140,553	6,066,868	(5,969,804)	97,064
Guggenheim S&P 500 Pure Growth ETF	287,466,674	45,557,533	(11,755,970)	33,801,563
Guggenheim S&P Midcap 400 Pure Value ETF	33,724,877	3,513,868	(1,679,498)	1,834,370
Guggenheim S&P Midcap 400 Pure Growth ETF	543,332,656	89,011,820	(29,673,253)	59,338,567
Guggenheim S&P Smallcap 600 Pure Value ETF	77,976,924	7,607,344	(8,364,009)	(756,665)
Guggenheim S&P Smallcap 600 Pure Growth ETF	75,350,069	7,427,762	(3,371,923)	4,055,839

E.    Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or, in the absence of a principal market, the most

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 —	quoted prices in active markets for identical securities.

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets as of April 30, 2012:

Fund	Level 1 Investments in Securities	Level 2 Investments in Securities	Level 3 Investments in Securities	Total
Guggenheim Russell Top 50® ETF	$484,845,903	$—	$—	$484,845,903
Guggenheim S&P 500 Pure Value ETF	93,237,617	—	—	93,237,617
Guggenheim S&P 500 Pure Growth ETF	321,268,237	—	—	321,268,237
Guggenheim S&P MidCap 400 Pure Value ETF	35,559,247	—	—	35,559,247
Guggenheim S&P MidCap 400 Pure Growth ETF	602,671,223	—	—	602,671,223
Guggenheim S&P SmallCap 600 Pure Value ETF	77,220,259	—	—	77,220,259
Guggenheim S&P SmallCap 600 Pure Growth ETF	79,405,908	—	—	79,405,908

For the period ended April 30, 2012, there were no transfers between levels.

F.    Dividends and Distributions

Distributions of net investment income and net realized gains, if any, in all the Funds, are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G.    Risk and Uncertainties

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The Guggenheim Russell Top 50® ETF is a non-diversified fund, subjecting it to a greater risk than a fund that is diversified.

H.    Risk Disclosure

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

3.    Advisory, Administration and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Advisory Fee
Guggenheim Russell Top 50® ETF	0.20%
Guggenheim S&P 500 Pure Value ETF	0.35%
Guggenheim S&P 500 Pure Growth ETF	0.35%
Guggenheim S&P MidCap 400 Pure Value ETF	0.35%
Guggenheim S&P MidCap 400 Pure Growth ETF	0.35%
Guggenheim S&P SmallCap 600 Pure Value ETF	0.35%
Guggenheim S&P SmallCap 600 Pure Growth ETF	0.35%

GI pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the “Administrator”) provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and

50	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

other assets of the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to RDL and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.    Capital

At April 30, 2012, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. Transaction fees are not charged to or paid by the Funds. The minimum transaction fees are:

Minimum Transaction Fee
Guggenheim Russell Top 50® ETF	$500
Guggenheim S&P 500 Pure Value ETF	1,000
Guggenheim S&P 500 Pure Growth ETF	1,000
Guggenheim S&P MidCap 400 Pure Value ETF	750
Guggenheim S&P MidCap 400 Pure Growth ETF	750
Guggenheim S&P SmallCap 600 Pure Value ETF	1,000
Guggenheim S&P SmallCap 600 Pure Growth ETF	1,000

5.    Investment Transactions

For the period ended April 30, 2012, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

	Subscriptions	Redemptions
Guggenheim Russell Top 50® ETF	178,670,203	204,409,246
Guggenheim S&P 500 Pure Value ETF	17,450,694	10,794,081
Guggenheim S&P 500 Pure Growth ETF	55,121,084	26,521,975
Guggenheim S&P MidCap 400 Pure Value ETF	3,124,192	8,686,567
Guggenheim S&P MidCap 400 Pure Growth ETF	74,675,840	170,775,071
Guggenheim S&P SmallCap 600 Pure Value ETF	8,290,896	—
Guggenheim S&P SmallCap 600 Pure Growth ETF	40,735,432	2,728,541

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

	Purchases	Sales
Guggenheim Russell Top 50® ETF	$6,073,884	$5,638,934
Guggenheim S&P 500 Pure Value ETF	28,423,576	31,857,144
Guggenheim S&P 500 Pure Growth ETF	98,320,919	98,031,643
Guggenheim S&P MidCap 400 Pure Value ETF	16,341,131	17,803,075
Guggenheim S&P MidCap 400 Pure Growth ETF	260,697,666	243,944,473
Guggenheim S&P SmallCap 600 Pure Value ETF	30,865,787	31,042,923
Guggenheim S&P SmallCap 600 Pure Growth ETF	28,939,105	26,998,264

There were no purchases or sales of U.S. government or government agency obligations for the period ended April 30, 2012.

6.    Legal Proceedings

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), Adv. Pro. No. 10-54010 (Bankr. D. Del.), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex ETF Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and major shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO, and is attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO. This adversary proceeding in the Bankruptcy Court has been stayed pending further order of the Bankruptcy Court.

In June 2011, a group of Tribune creditors, not including the UCC, filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders. Rydex ETF Trust also has been named as a defendant in one or more of these suits. These cases have been consolidated in a multidistrict litigation proceeding in the United States District Court for the Southern District of New York and have been stayed pending further order of that court or of the Bankruptcy Court.

None of these lawsuits allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim S&P 500 Pure Value ETF (the “Fund”). The value of the proceeds received by the foregoing Funds was $197,050. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

Lyondell Chemical Company

Rydex ETF Trust has been named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1 (In re Lyondell Co.), Adversary Proceeding No. 10-4609 (Bankr. S.D.N.Y.). In this action, the creditors of Lyondell Chemical Company (“Lyondell”) are seeking to recover money paid in connection with a pre-bankruptcy distribution by Lyondell to its shareholders pursuant to a December 2007 merger transaction. When the merger closed on December 20, 2007, all outstanding shares of Lyondell stock were converted into the right to receive $48 in cash. The creditors allege that the merged company, LyondellBasell Industries AF S.C.A., and many of its affiliates and subsidiaries filed for bankruptcy as a direct consequence of the merger transaction. The creditors allege that the shareholder payments constituted a fraud on creditors and should be paid back, and are advancing claims of constructive fraudulent transfer and intentional fraudulent transfer under state law.

This lawsuit does not allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust received cash proceeds from the merger in the following amounts: Rydex S&P Midcap 400 Pure Value ETF Fund — $572,640. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable predication as to the outcome of this lawsuit or the effect, if any, on a fund’s net asset value.

52	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities, during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1.800.820.0888. The information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on January 26, 2012, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex ETF Trust and Security Investors, LLC. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
Guggenheim Russell Top 50® ETF	2,331,830	13,474	13,969
Guggenheim S&P 500 Pure Value ETF	1,470,710	27,115	45,005
Guggenheim S&P 500 Pure Growth ETF	2,877,038	31,565	27,507
Guggenheim S&P MidCap 400 Pure Value ETF	589,707	11,100	10,030
Guggenheim S&P MidCap 400 Pure Growth ETF	2,934,561	40,028	32,740
Guggenheim S&P SmallCap 600 Pure Value ETF	100,975	11	—
Guggenheim S&P SmallCap 600 Pure Growth ETF	297,409	4,342	4,050

At a special meeting of shareholders held on November 22, 2011, the shareholders of the Funds also voted on whether to approve the election of nominees to the Board of Trustees. A description of the number of shares voted is as follows:

Donald C. Cacciapaglia		Corey A. Colehour		J. Kenneth Dalton
For	72,100,198	For	72,258,142	For	72,216,847
Withhold	2,135,025	Withhold	1,977,081	Withhold	2,018,376
Total	74,235,223	Total	74,235,223	Total	74,235,223

John O. Demaret		Richard M. Goldman		Werner E. Keller
For	72,234,406	For	72,161,702	For	72,220,467
Withhold	2,000,817	Withhold	2,073,521	Withhold	2,014,756
Total	74,235,223	Total	74,235,223	Total	74,235,223

Thomas F. Lydon		Patrick T. McCarville		Roger Somers
For	72,247,608	For	72,174,312	For	72,250,544
Withhold	1,987,615	Withhold	2,060,911	Withhold	1,984,679
Total	74,235,223	Total	74,235,223	Total	74,235,223

At a special meeting of shareholders held on January 26, 2012, the shareholders of the Funds also voted on whether to approve a “manager of managers” arrangement for each of the Funds. Although shareholder votes were placed, not enough votes were received to meet the minimum requirements to constitute a majority vote. As such, the matter was closed.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	53

OTHER INFORMATION  (Unaudited) (concluded)

Premium/Discount Information

Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheimfunds.com.

Guggenheim Transaction

On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Fund’s investment manager (the “Investment Manager”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals. The Transaction closed on February 29, 2012.

The Transaction should not result in material changes to the day-to-day management and operation of the Fund or any increase in fees.

In anticipation of the Transaction, the Board of Trustees of the Fund (the “Board”) called a special meeting of shareholders (the “Meeting”), at which shareholders of the Fund of record as of October 3, 2011 were asked to consider the approval of a new investment management agreement between the Fund and the Investment Manager (the “New Agreement”). This approval was necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Fund’s current investment management agreement with the Investment Manager (the “Current Agreement”). The Fund’s shareholders approved the New Agreement, the terms of which are substantially identical to the corresponding Current Agreement, except with respect to the date of execution.

Election of Board Members

The Board also approved a proposal to elect nine individuals to the Board. The Board proposed the election of the following nominees: Donald C. Cacciapaglia, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Richard M. Goldman, Werner E. Keller, Thomas F. Lydon, Patrick T. McCarville and Roger Somers. Each of the nominees, other than Mr. Cacciapaglia, currently serves as a Trustee. In connection with the Transaction, the Board believes that expanding the Board to include Mr. Cacciapaglia, who is a member of senior management of Guggenheim’s investment management business, and who would serve on other boards in the Guggenheim Investments family of funds, would be appropriate. The Trusts’ shareholders ultimately approved the aforementioned proposal.

54	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	148
Trustee, President (1951)	Rydex Variable Trust – 2012
	Rydex Dynamic Funds – 2012
	Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010.

INDEPENDENT TRUSTEES

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	148
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit, Governance and Nominating Committees (1995 to present)

J. Kenneth Dalton	Rydex Series Funds – 1995	148
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Governance and Nominating Committees (1995 to present); Chairman of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

John O. Demaret	Rydex Series Funds – 1997	148
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1941)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

Werner E. Keller	Rydex Series Funds – 2005	148
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Founder and President of Keller Partners, LLC (registered investment adviser) (2005 to present); Member of the Audit, Governance and Nominating Committees (2005 to present); Chairman and Member of the Risk Oversight Committee (2010 to present)

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	55

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

TRUSTEE AND OFFICER – concluded

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	148
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments (1996 to present); Member of the Audit, Governance and Nominating Committees (2005 to present)

Patrick T. McCarville	Rydex Series Funds – 1997	148
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: CEO, Par Industries, Inc., d/b/a Par Leasing (1977 to 2010); Chairman of the Governance and Nominating Committees (1997 to present); Member of the Audit Committee (1997 to present)

Roger Somers	Rydex Series Funds – 1993	148
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and CEO of Arrow Limousine (1965 to present); Member of the Audit, Governance and Nominating Committees (1995 to present)

EXECUTIVE OFFICERS

Name, Position and Year of Birth	Principal Occupations During Past Five Years

Michael P. Byrum* Vice President (1970)

Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002- 2010), Executive Vice President (2002- 2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, President and Secretary (2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); Rydex Specialized Products, LLC, Secretary (2005-2008)

56	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and Year of Birth	Principal Occupations During Past Five Years

Nikolaos Bonos* Vice President and Treasurer (1963)

Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer and President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Guggenheim Investments, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009), Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

Elisabeth Miller* Chief Compliance Officer (1968)

Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004-2009).

Amy J. Lee* Vice President and Assistant Secretary (1960)

Current: Senior Vice President and Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Guggenheim Investments, LLC, Senior Vice President and Secretary (2007- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010- 2011); Brecek and Young Advisors, Inc., Director (2004-2008)

Joseph M. Arruda* Assistant Treasurer (1966)

Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; Chief Financial Officer and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Investments, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	57

805 King Farm Boulevard, Suite 600

Rockville, MD 20850

www.rydex-sgi.com

800.820.0888

ETF2-SEMI-0412x1012

APRIL 30, 2012

GUGGENHEIM ETFS

SEMI-ANNUAL REPORT

RSU GUGGENHEIM 2x S&P 500 ETF

RSW GUGGENHEIM INVERSE 2x S&P 500 ETF

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	1

LETTER TO OUR SHAREHOLDERS

To Our Shareholders:

A restructuring of Greece’s massive debt, continued accommodation by the world’s major central banks and better news on the U.S. economy helped support financial markets over the six months ended April 30, 2012. Market optimism peaked in early 2012, when several major equity indices pushed to multi-year highs. But the mood grew more cautious late in the period after first-quarter U.S. GDP came in lower than expected and the Federal Reserve suggested that it would not take any additional measures to stimulate the economy. “Operation Twist,” in which the Fed buys longer-dated Treasury securities in order to hold down long-term rates, is set to end in June, and recent history has shown that stocks struggle when stimulus ends.

U.S. equities last fall were rebounding from the loss of the U.S. AAA credit rating in August. But after touching the low for the period in mid-November, improving U.S. economic data and the European Central Bank’s injections of three-year loans into the continent’s banking system gave a boost to markets late in 2011, which carried over into a strong first quarter of 2012. The mild U.S. winter also may have pulled economic, and thus market, activity forward, a notion supported by underlying momentum in consumer spending.

Markets began to get choppy in April, and many investors remained cautious, remembering 2010 and 2011, when U.S. stocks started strong, then experienced broad-based corrections. Besides a continuation of weakness in employment and housing, adding to unsettled markets were softening economic data and concern about the “fiscal cliff” the U.S. faces in 2013 when tax rates will rise unless Congress steps in. In addition, the onset of recession in Europe is complicating that region’s efforts to manage the sovereign debt crisis. Emerging markets in the first quarter of 2012 had their best start in 20 years, but slipped in March on fears of eurozone market contagion and renewed concern that China’s economic growth might slow.

The Fed said in late April that it expected economic growth to remain moderate over coming quarters, but that the unemployment rate will subside gradually and that inflation was under control. To foster growth, the Federal Reserve has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation.

Signs that the U.S. economy was expanding at a slow, but sustainable, rate contributed to concern about future inflation, and both short-term and long-term Treasury yields generally moved higher over the first part of 2012. The continued accommodative stance of the Fed, combined with the slow, but stable, economic recovery, is supporting a positive outlook for U.S. fixed income, particularly among corporate issuers, as borrowing costs remain low, default rates currently hover around 2% and strong demand for primary issuance has enabled a steady wave of debt refinancing. Against an improving U.S. macroeconomic backdrop, investment-grade and high-yield corporates are expected to continue to outpace Treasuries.

Commodities, which had been slumping since mid-2011 due to slowing economic activity and the European debt crisis, rebounded in early 2012 on stronger macroeconomic data, but remain volatile. The price of a barrel of oil rose slightly over the six months ended in April, but investors have been shifting out of gold to assets with greater return potential. After peaking at above $1,900 last summer, the price per ounce has fallen back to around $1,600. The dollar strengthened slightly against a basket of other major currencies over the period, reflecting better economic performance in the U.S. versus other markets.

The U.S. economy seems to be decoupling from slowing growth in the rest of the world and from ongoing uncertainty in the European debt crisis, as well as the domestic debate over tax and spending policy. In this resiliency, we see potential in U.S. investments, including equities, high yield bonds, bank loans and other risk assets. It appears that the U.S. may have entered a period of self-sustaining, if modest, economic expansion, driven primarily by the aggressive monetary policy of the Fed and reinforced by the ECB, and is increasingly becoming the economic locomotive of the global economy.

2	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management business of Guggenheim Partners, LLC, which includes Security Investors, LLC, the investment advisor to the referenced funds. Rydex Distributors, LLC, is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund’s Net Asset Value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance		Fund Expectation		Fund NAV	Fund Performance		Assessment
Start	100					$10.00
Day 1	106	6.00%		9.00%		$10.90	9.00%		In Line
Day 2	99	(6.60%	)	(9.90%	)	$9.82	(9.90%	)	In Line
Cumulative		(1.00%	)	(1.50%	)		(1.80%	)	(0.30%	)

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

4	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

FEES AND EXPENSES (Unaudited)

Shareholder Expense Example

As a shareholder of the Rydex ETF Trust, you incur transaction costs such as creation and redemption fees or brokerage charges, and ongoing costs including advisory fees, trustee fees and, if applicable, distribution fees. All other Trust expenses are paid by the advisor. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example in the table is based on an investment of $1,000 invested on October 31, 2011 and held for the six months ended April 30, 2012.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Expense Ratio	Beginning Account Value 10/31/11	Ending Account Value 4/30/12	Expenses Paid During Six-Month Period* 10/31/11 to 4/30/12
Actual
Guggenheim 2x S&P 500 ETF	0.71%	$1,000.00	$1,247.10	$3.97
Guggenheim Inverse 2x S&P 500 ETF	0.71%	$1,000.00	$750.50	$3.09

Hypothetical (assuming a 5% return before expenses)
Guggenheim 2x S&P 500 ETF	0.71%	$1,000.00	$1,021.33	$3.57
Guggenheim Inverse 2x S&P 500 ETF	0.71%	$1,000.00	$1,021.33	$3.57

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect one-half year period).

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	5

PORTFOLIO SUMMARY

GUGGENHEIM 2x S&P 500 ETF

Sector Allocations*

Top 10 Holdings*
Description	% of Net Assets
Apple, Inc.	3.57%
Exxon Mobil Corp.	2.66%
International Business Machines Corp.	1.57%
Microsoft Corp.	1.56%
Chevron Corp.	1.38%
General Electric Co.	1.36%
AT&T, Inc.	1.28%
Johnson & Johnson, Inc.	1.17%
Wells Fargo & Co.	1.15%
Procter & Gamble Co. (The)	1.15%

6	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM 2x S&P 500 ETF

	SHARES	MARKET VALUE

COMMON STOCKS - 82.6%
Aerospace & Defense - 2.1%
Boeing Co. (The)	3,365	$258,432
General Dynamics Corp.	1,610	108,675
Goodrich Corp.	567	71,136
Honeywell International, Inc.	3,497	212,128
L-3 Communications Holdings, Inc.	445	32,725
Lockheed Martin Corp.	1,202	108,829
Northrop Grumman Corp.	1,138	72,013
Precision Castparts Corp.	654	115,346
Raytheon Co.	1,535	83,105
Rockwell Collins, Inc.	672	37,558
Textron, Inc.	1,261	33,593
United Technologies Corp.	4,106	335,214

Total Aerospace & Defense		1,468,754

Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	736	43,969
Expeditors International of Washington, Inc.	958	38,320
FedEx Corp.	1,420	125,301
United Parcel Service, Inc. — Class B	4,323	337,799

Total Air Freight & Logistics		545,389

Airlines - 0.0%[a]
Southwest Airlines Co.	3,488	28,881

Total Airlines		28,881

Auto Components - 0.2%
BorgWarner, Inc.*	493	38,967
Goodyear Tire & Rubber Co. (The)*	1,105	12,133
Johnson Controls, Inc.	3,071	98,180

Total Auto Components		149,280

Automobiles - 0.4%
Ford Motor Co.	17,146	193,407
Harley-Davidson, Inc.	1,031	53,952

Total Automobiles		247,359

Beverages - 2.1%
Beam, Inc.	705	40,030
Brown-Forman Corp. — Class B	447	38,598
Coca-Cola Co. (The)	10,208	779,074
Coca-Cola Enterprises, Inc.	1,355	40,813
Constellation Brands, Inc. — Class A*	775	16,740
Dr Pepper Snapple Group, Inc.	958	38,876
Molson Coors Brewing Co. — Class B	707	29,397
PepsiCo, Inc.	7,084	467,544

Total Beverages		1,451,072

Biotechnology - 1.0%
Amgen, Inc.	3,572	254,005
Biogen Idec, Inc.*	1,075	144,061

	SHARES	MARKET VALUE

Celgene Corp.*	1,979	$144,309
Gilead Sciences, Inc.*	3,416	177,666

Total Biotechnology		720,041

Building Products - 0.0%[a]
Masco Corp.	1,612	21,246

Total Building Products		21,246

Capital Markets - 1.6%
Ameriprise Financial, Inc.	1,000	54,210
Bank of New York Mellon Corp. (The)	5,436	128,561
BlackRock, Inc.	452	86,594
Charles Schwab Corp. (The)	4,874	69,698
E*Trade Financial Corp.*	1,145	12,171
Federated Investors, Inc. — Class B	415	9,163
Franklin Resources, Inc.	644	80,829
Goldman Sachs Group, Inc. (The)	2,232	257,015
Invesco Ltd.	2,013	50,003
Legg Mason, Inc.	559	14,573
Morgan Stanley	6,874	118,783
Northern Trust Corp.	1,087	51,730
State Street Corp.	2,199	101,638
T. Rowe Price Group, Inc.	1,143	72,141

Total Capital Markets		1,107,109

Chemicals - 1.9%
Air Products & Chemicals, Inc.	950	81,215
Airgas, Inc.	309	28,317
CF Industries Holdings, Inc.	297	57,339
Dow Chemical Co. (The)	5,348	181,190
Du Pont (E.I.) de Nemours & Co.	4,207	224,906
Eastman Chemical Co.	616	33,246
Ecolab, Inc.	1,313	83,625
FMC Corp.	315	34,792
International Flavors & Fragrances, Inc.	364	21,916
Monsanto Co.	2,416	184,051
Mosaic Co. (The)	1,342	70,884
PPG Industries, Inc.	685	72,089
Praxair, Inc.	1,346	155,732
Sherwin-Williams Co. (The)	388	46,669
Sigma-Aldrich Corp.	544	38,570

Total Chemicals		1,314,541

Commercial Banks - 2.4%
BB&T Corp.	3,143	100,702
Comerica, Inc.	892	28,562
Fifth Third Bancorp	4,148	59,026
First Horizon National Corp.	1,158	10,630
Huntington Bancshares, Inc.	3,898	26,078
KeyCorp	4,298	34,556
M&T Bank Corp.	570	49,174
PNC Financial Services Group, Inc.	2,379	157,775
Regions Financial Corp.	5,588	37,663

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM 2x S&P 500 ETF

	SHARES	MARKET VALUE

SunTrust Banks, Inc.	2,400	$58,272
US Bancorp	8,621	277,337
Wells Fargo & Co.	23,789	795,266
Zions Bancorp	830	16,924

Total Commercial Banks		1,651,965

Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	479	15,318
Cintas Corp.	499	19,546
Iron Mountain, Inc.	771	23,415
Pitney Bowes, Inc.	903	15,468
R.R. Donnelley & Sons Co.	805	10,071
Republic Services, Inc.	1,421	38,893
Stericycle, Inc.*	384	33,254
Waste Management, Inc.	2,083	71,239

Total Commercial Services & Supplies		227,204

Communications Equipment - 1.8%
Cisco Systems, Inc.	24,297	489,584
F5 Networks, Inc.*	359	48,081
Harris Corp.	513	23,362
JDS Uniphase Corp.*	1,037	12,600
Juniper Networks, Inc.*	2,373	50,853
Motorola Mobility Holdings, Inc.*	1,191	46,235
Motorola Solutions, Inc.	1,328	67,768
QUALCOMM, Inc.	7,629	487,035

Total Communications Equipment		1,225,518

Computers & Peripherals - 4.7%
Apple, Inc.*	4,208	2,458,482
Dell, Inc.*	6,888	112,756
EMC Corp.*	9,260	261,225
Hewlett-Packard Co.	8,917	220,785
Lexmark International, Inc. — Class A	320	9,632
NetApp, Inc.*	1,638	63,603
SanDisk Corp.*	1,094	40,489
Western Digital Corp.*	1,054	40,906

Total Computers & Peripherals		3,207,878

Construction & Engineering - 0.1%
Fluor Corp.	761	43,948
Jacobs Engineering Group, Inc.*	580	25,421
Quanta Services, Inc.*	954	21,103

Total Construction & Engineering		90,472

Construction Materials - 0.0%[a]
Vulcan Materials Co.	584	25,001

Total Construction Materials		25,001

Consumer Finance - 0.8%
American Express Co.	4,580	275,762
Capital One Financial Corp.	2,496	138,478
Discover Financial Services	2,392	81,089
SLM Corp.	2,298	34,079

Total Consumer Finance		529,408

	SHARES	MARKET VALUE

Containers & Packaging - 0.1%
Ball Corp.	702	$29,316
Bemis Co., Inc.	466	15,094
Owens-Illinois, Inc.*	741	17,228
Sealed Air Corp.	867	16,629

Total Containers & Packaging		78,267

Distributors - 0.1%
Genuine Parts Co.	705	45,670

Total Distributors		45,670

Diversified Consumer Services - 0.1%
Apollo Group, Inc. — Class A*	506	17,821
DeVry, Inc.	271	8,713
H&R Block, Inc.	1,321	19,419

Total Diversified Consumer Services		45,953

Diversified Financial Services - 2.6%
Bank of America Corp.	48,414	392,638
Citigroup, Inc.	13,212	436,524
CME Group, Inc.	301	80,012
IntercontinentalExchange, Inc.*	329	43,770
JPMorgan Chase & Co.	17,219	740,073
Leucadia National Corp.	894	22,225
Moody’s Corp.	884	36,200
Nasdaq OMX Group, Inc. (The)*	562	13,808
NYSE Euronext	1,164	29,973

Total Diversified Financial Services		1,795,223

Diversified Telecommunication Services - 2.3%
AT&T, Inc.	26,746	880,211
CenturyLink, Inc.	2,796	107,814
Frontier Communications Corp.	4,490	18,140
Verizon Communications, Inc.	12,793	516,581
Windstream Corp.	2,646	29,741

Total Diversified Telecommunication Services		1,552,487

Electric Utilities - 1.5%
American Electric Power Co., Inc.	2,181	84,710
Duke Energy Corp.	6,025	129,116
Edison International	1,470	64,695
Entergy Corp.	796	52,186
Exelon Corp.	2,875	112,154
FirstEnergy Corp.	1,885	88,256
NextEra Energy, Inc.	1,879	120,914
Northeast Utilities	1,411	51,882
Pepco Holdings, Inc.	1,026	19,412
Pinnacle West Capital Corp.	494	23,885
PPL Corp.	2,613	71,465
Progress Energy, Inc.	1,333	70,942
Southern Co.	3,910	179,625

Total Electric Utilities		1,069,242

Electrical Equipment - 0.5%
Cooper Industries PLC	715	44,738

8	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM 2x S&P 500 ETF

	SHARES	MARKET VALUE

Emerson Electric Co.	3,315	$174,170
Rockwell Automation, Inc.	644	49,807
Roper Industries, Inc.	438	44,632

Total Electrical Equipment		313,347

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. — Class A	735	42,733
Corning, Inc.	6,866	98,527
FLIR Systems, Inc.	696	15,632
Jabil Circuit, Inc.	832	19,510
Molex, Inc.	618	17,051
TE Connectivity Ltd.	1,922	70,076

Total Electronic Equipment, Instruments & Components		263,529

Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	1,973	87,029
Cameron International Corp.*	1,109	56,836
Diamond Offshore Drilling, Inc.	313	21,456
FMC Technologies, Inc.*	1,077	50,619
Halliburton Co.	4,164	142,492
Helmerich & Payne, Inc.	484	24,873
Nabors Industries Ltd.*	1,304	21,712
National-Oilwell Varco, Inc.	1,912	144,853
Noble Corp.*	1,136	43,236
Rowan Cos., Inc.*	559	19,303
Schlumberger Ltd.	6,015	445,952

Total Energy Equipment & Services		1,058,361

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	1,963	173,078
CVS Caremark Corp.	5,873	262,053
Kroger Co. (The)	2,594	60,362
Safeway, Inc.	1,209	24,579
Sysco Corp.	2,636	76,180
Wal-Mart Stores, Inc.	7,881	464,270
Walgreen Co.	3,941	138,172
Whole Foods Market, Inc.	734	60,973

Total Food & Staples Retailing		1,259,667

Food Products - 1.5%
Archer-Daniels-Midland Co.	2,984	91,997
Campbell Soup Co.	805	27,233
ConAgra Foods, Inc.	1,860	48,025
Dean Foods Co.*	831	10,205
General Mills, Inc.	2,909	113,131
H.J. Heinz Co.	1,444	76,980
Hershey Co. (The)	692	46,371
Hormel Foods Corp.	618	17,959
J.M. Smucker Co. (The)	511	40,691
Kellogg Co.	1,111	56,183
Kraft Foods, Inc. — Class A	7,976	318,003
McCormick & Co., Inc.	600	33,546
Mead Johnson Nutrition Co.	919	78,630
Sara Lee Corp.	2,668	58,803

	SHARES	MARKET VALUE

Tyson Foods, Inc. — Class A	1,314	$23,980

Total Food Products		1,041,737

Gas Utilities - 0.1%
AGL Resources, Inc.	530	20,898
Oneok, Inc.	470	40,368

Total Gas Utilities		61,266

Health Care Equipment & Supplies - 1.5%
Baxter International, Inc.	2,528	140,076
Becton, Dickinson and Co.	948	74,371
Boston Scientific Corp.*	6,547	40,984
C.R. Bard, Inc.	380	37,605
CareFusion Corp.*	1,015	26,299
Covidien PLC	2,180	120,401
DENTSPLY International, Inc.	642	26,361
Edwards Lifesciences Corp.*	519	43,061
Intuitive Surgical, Inc.*	178	102,920
Medtronic, Inc.	4,696	179,387
St Jude Medical, Inc.	1,447	56,028
Stryker Corp.	1,460	79,672
Varian Medical Systems, Inc.*	509	32,281
Zimmer Holdings, Inc.	803	50,533

Total Health Care Equipment & Supplies		1,009,979

Health Care Providers & Services - 1.6%
Aetna, Inc.	1,581	69,627
AmerisourceBergen Corp.	1,161	43,201
Cardinal Health, Inc.	1,561	65,983
CIGNA Corp.	1,293	59,775
Coventry Health Care, Inc.	638	19,134
DaVita, Inc.*	422	37,381
Express Scripts Holding Co.*	3,605	201,123
Humana, Inc.	739	59,622
Laboratory Corp. of America Holdings*	440	38,672
McKesson Corp.	1,109	101,374
Patterson Cos., Inc.	394	13,431
Quest Diagnostics, Inc.	714	41,191
Tenet Healthcare Corp.*	1,851	9,607
UnitedHealth Group, Inc.	4,715	264,747
WellPoint, Inc.	1,508	102,273

Total Health Care Providers & Services		1,127,141

Health Care Technology - 0.1%
Cerner Corp.*	658	53,357

Total Health Care Technology		53,357

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	2,044	66,410
Chipotle Mexican Grill, Inc.*	141	58,395
Darden Restaurants, Inc.	580	29,046
International Game Technology	1,341	20,893
Marriott International, Inc. — Class A	1,205	47,103
McDonald’s Corp.	4,595	447,783

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM 2x S&P 500 ETF

	SHARES	MARKET VALUE

Starbucks Corp.	3,400	$195,092
Starwood Hotels & Resorts Worldwide, Inc.	884	52,333
Wyndham Worldwide Corp.	658	33,124
Wynn Resorts Ltd.	360	48,024
Yum! Brands, Inc.	2,078	151,133

Total Hotels, Restaurants & Leisure		1,149,336

Household Durables - 0.2%
DR Horton, Inc.	1,257	20,552
Harman International Industries, Inc.	317	15,717
Leggett & Platt, Inc.	632	13,759
Lennar Corp. — Class A	734	20,361
Newell Rubbermaid, Inc.	1,302	23,696
Pulte Homes, Inc.*	1,518	14,937
Whirlpool Corp.	346	22,151

Total Household Durables		131,173

Household Products - 1.7%
Clorox Co. (The)	587	41,149
Colgate-Palmolive Co.	2,165	214,205
Kimberly-Clark Corp.	1,775	139,284
Procter & Gamble Co. (The)	12,424	790,663

Total Household Products		1,185,301

Independent Power Producers & Energy Traders - 0.1%
AES Corp. (The)*	2,903	36,346
NRG Energy, Inc.*	1,026	17,442

Total Independent Power Producers & Energy Traders		53,788

Industrial Conglomerates - 2.1%
3M Co.	3,134	280,054
Danaher Corp.	2,580	139,888
General Electric Co.	47,734	934,632
Tyco International Ltd.	2,081	116,806

Total Industrial Conglomerates		1,471,380

Insurance - 2.9%
ACE Ltd.	1,521	115,550
AFLAC, Inc.	2,109	94,989
Allstate Corp. (The)	2,249	74,959
American International Group, Inc.*	2,425	82,523
Aon PLC	1,467	75,991
Assurant, Inc.	394	15,894
Berkshire Hathaway, Inc. — Class B*	7,932	638,129
Chubb Corp. (The)	1,221	89,219
Cincinnati Financial Corp.	734	26,145
Genworth Financial, Inc. — Class A*	2,217	13,324
Hartford Financial Services Group, Inc.	1,987	40,833
Lincoln National Corp.	1,313	32,523
Loews Corp.	1,378	56,677

	SHARES	MARKET VALUE

Marsh & McLennan Cos., Inc.	2,453	$82,053
MetLife, Inc.	4,781	172,260
Principal Financial Group, Inc.	1,361	37,659
Progressive Corp. (The)	2,759	58,767
Prudential Financial, Inc.	2,120	128,345
Torchmark Corp.	451	21,968
Travelers Cos., Inc. (The)	1,772	113,975
Unum Group	1,310	31,099
XL Group PLC	1,422	30,587

Total Insurance		2,033,469

Internet & Catalog Retail - 0.9%
Amazon.com, Inc.*	1,643	381,012
Expedia, Inc.	428	18,245
Netflix, Inc.*	249	19,955
priceline.com, Inc.*	224	170,424
TripAdvisor, Inc.*	427	16,017

Total Internet & Catalog Retail		605,653

Internet Software & Services - 1.5%
Akamai Technologies, Inc.*	802	26,145
eBay, Inc.*	5,166	212,065
Google, Inc. — Class A*	1,143	691,778
VeriSign, Inc.	720	29,599
Yahoo!, Inc.*	5,474	85,066

Total Internet Software & Services		1,044,653

IT Services - 3.3%
Accenture PLC — Class A	2,918	189,524
Automatic Data Processing, Inc.	2,213	123,087
Cognizant Technology Solutions Corp. — Class A*	1,367	100,228
Computer Sciences Corp.	701	19,670
Fidelity National Information Services, Inc.	1,057	35,589
Fiserv, Inc.*	624	43,861
International Business Machines Corp.	5,227	1,082,407
Mastercard, Inc. — Class A	478	216,185
Paychex, Inc.	1,454	45,045
SAIC, Inc.	1,248	15,176
Teradata Corp.*	756	52,754
Total System Services, Inc.	725	17,052
Visa, Inc. — Class A	2,245	276,090
Western Union Co. (The)	2,800	51,464

Total IT Services		2,268,132

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	523	19,215
Mattel, Inc.	1,530	51,408

Total Leisure Equipment & Products		70,623

Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,567	66,096
Life Technologies Corp.*	804	37,273
PerkinElmer, Inc.	511	14,104

10	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM 2x S&P 500 ETF

	SHARES	MARKET VALUE

Thermo Fisher Scientific, Inc.	1,652	$91,934
Waters Corp.*	402	33,812

Total Life Sciences Tools & Services		243,219

Machinery - 1.7%
Caterpillar, Inc.	2,920	300,088
Cummins, Inc.	866	100,309
Deere & Co.	1,813	149,319
Dover Corp.	828	51,882
Eaton Corp.	1,508	72,655
Flowserve Corp.	244	28,043
Illinois Tool Works, Inc.	2,182	125,203
Ingersoll-Rand PLC	1,340	56,977
Joy Global, Inc.	476	33,686
PACCAR, Inc.	1,610	69,166
Pall Corp.	521	31,057
Parker Hannifin Corp.	680	59,629
Snap-on, Inc.	264	16,511
Stanley Black & Decker, Inc.	763	55,821
Xylem, Inc.	833	23,224

Total Machinery		1,173,570

Media - 2.6%
Cablevision Systems Corp. — Class A	978	14,494
CBS Corp. — Class B	2,928	97,649
Comcast Corp. — Class A	12,162	368,873
DIRECTV — Class A*	3,052	150,372
Discovery Communications, Inc. —Class A*	1,165	63,399
Gannett Co., Inc.	1,070	14,787
Interpublic Group of Cos., Inc. (The)	2,013	23,774
McGraw-Hill Cos., Inc. (The)	1,253	61,610
News Corp. — Class A	9,710	190,316
Omnicom Group, Inc.	1,230	63,111
Scripps Networks Interactive, Inc. — Class A	431	21,645
Time Warner Cable, Inc.	1,418	114,078
Time Warner, Inc.	4,375	163,888
Viacom, Inc. — Class B	2,436	113,006
Walt Disney Co. (The)	8,084	348,501
Washington Post Co. (The) — Class B	21	7,942

Total Media		1,817,445

Metals & Mining - 0.7%
Alcoa, Inc.	4,811	46,811
Allegheny Technologies, Inc.	480	20,611
Cliffs Natural Resources, Inc.	642	39,971
Freeport-McMoRan Copper & Gold, Inc.	4,276	163,771
Newmont Mining Corp.	2,232	106,355
Nucor Corp.	1,429	56,031
Titanium Metals Corp.	371	5,479

	SHARES	MARKET VALUE

United States Steel Corp.	648	$18,358

Total Metals & Mining		457,387

Multi-utilities - 1.1%
Ameren Corp.	1,095	35,905
CenterPoint Energy, Inc.	1,922	38,844
CMS Energy Corp.	1,162	26,714
Consolidated Edison, Inc.	1,321	78,533
Dominion Resources, Inc.	2,570	134,128
DTE Energy Co.	763	43,018
Integrys Energy Group, Inc.	354	19,343
NiSource, Inc.	1,274	31,404
PG&E Corp.	1,858	82,086
Public Service Enterprise Group, Inc.	2,285	71,178
SCANA Corp.	524	24,167
Sempra Energy	1,085	70,243
TECO Energy, Inc.	973	17,533
Wisconsin Energy Corp.	1,040	38,314
Xcel Energy, Inc.	2,198	59,478

Total Multi-Utilities		770,888

Multiline Retail - 0.7%
Big Lots, Inc.*	297	10,882
Dollar Tree, Inc.*	536	54,490
Family Dollar Stores, Inc.	533	36,004
J.C. Penney Co., Inc.	651	23,475
Kohl’s Corp.	1,142	57,249
Macy’s, Inc.	1,869	76,666
Nordstrom, Inc.	722	40,331
Sears Holdings Corp.*	173	9,304
Target Corp.	3,028	175,442

Total Multiline Retail		483,843

Office Electronics - 0.1%
Xerox Corp.	6,009	46,750

Total Office Electronics		46,750

Oil, Gas & Consumable Fuels - 7.7%
Alpha Natural Resources, Inc.*	991	15,985
Anadarko Petroleum Corp.	2,250	164,723
Apache Corp.	1,735	166,456
Cabot Oil & Gas Corp.	946	33,242
Chesapeake Energy Corp.	2,989	55,117
Chevron Corp.	8,916	950,089
ConocoPhillips	5,773	413,520
CONSOL Energy, Inc.	1,023	34,005
Denbury Resources, Inc.*	1,762	33,548
Devon Energy Corp.	1,825	127,476
El Paso Corp.	3,488	103,489
EOG Resources, Inc.	1,215	133,419
EQT Corp.	676	33,678
Exxon Mobil Corp.	21,263	1,835,847
Hess Corp.	1,363	71,067
Marathon Oil Corp.	3,174	93,125
Marathon Petroleum Corp.	1,567	65,203
Murphy Oil Corp.	876	48,154

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	April 30, 2012

GUGGENHEIM 2x S&P 500 ETF

	SHARES	MARKET VALUE

Newfield Exploration Co.*	597	$21,432
Noble Energy, Inc.	797	79,158
Occidental Petroleum Corp.	3,660	333,865
Peabody Energy Corp.	1,227	38,172
Pioneer Natural Resources Co.	557	64,512
QEP Resources, Inc.	800	24,648
Range Resources Corp.	711	47,395
Southwestern Energy Co.*	1,574	49,707
Spectra Energy Corp.	2,939	90,345
Sunoco, Inc.	481	23,709
Tesoro Corp.*	626	14,555
Valero Energy Corp.	2,505	61,874
Williams Cos., Inc. (The)	2,671	90,894
WPX Energy, Inc.*	897	15,760

Total Oil, Gas & Consumable Fuels		5,334,169

Paper & Forest Products - 0.1%
International Paper Co.	1,970	65,621
MeadWestvaco Corp.	771	24,533

Total Paper & Forest Products		90,154

Personal Products - 0.2%
Avon Products, Inc.	1,943	41,969
Estee Lauder Cos., Inc. (The) — Class A	1,016	66,395

Total Personal Products		108,364

Pharmaceuticals - 4.8%
Abbott Laboratories	7,093	440,192
Allergan, Inc.	1,373	131,808
Bristol-Myers Squibb Co.	7,616	254,146
Eli Lilly & Co.	4,608	190,725
Forest Laboratories, Inc.*	1,197	41,691
Hospira, Inc.*	743	26,094
Johnson & Johnson, Inc.	12,384	806,075
Merck & Co., Inc.	13,732	538,844
Mylan, Inc.*	1,926	41,813
Perrigo Co.	420	44,058
Pfizer, Inc.	34,008	779,803
Watson Pharmaceuticals, Inc.*	574	43,257

Total Pharmaceuticals		3,338,506

Professional Services - 0.1%
Dun & Bradstreet Corp. (The)	217	16,878
Equifax, Inc.	540	24,743
Robert Half International, Inc.	643	19,161

Total Professional Services		60,782

Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	1,775	116,405
Apartment Investment & Management Co. — Class A	547	14,851
AvalonBay Communities, Inc.	429	62,377
Boston Properties, Inc.	670	72,528
Equity Residential	1,355	83,251
HCP, Inc.	1,849	76,641
Health Care REIT, Inc.	949	53,770

	SHARES	MARKET VALUE

Host Hotels & Resorts, Inc.	3,192	$53,115
Kimco Realty Corp.	1,836	35,637
Plum Creek Timber Co., Inc.	730	30,689
ProLogis, Inc.	2,071	74,100
Public Storage	643	92,116
Simon Property Group, Inc.	1,382	215,039
Ventas, Inc.	1,305	76,721
Vornado Realty Trust	835	71,676
Weyerhaeuser Co.	2,421	49,292

Total Real Estate Investment Trusts (REITs)		1,178,208

Real Estate Management & Development - 0.0%[a]
CBRE Group, Inc.*	1,477	27,782

Total Real Estate Management & Development		27,782

Road & Rail - 0.7%
CSX Corp.	4,748	105,928
Norfolk Southern Corp.	1,489	108,593
Ryder System, Inc.	231	11,254
Union Pacific Corp.	2,167	243,657

Total Road & Rail		469,432

Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc.*	2,647	19,482
Altera Corp.	1,453	51,683
Analog Devices, Inc.	1,343	52,350
Applied Materials, Inc.	5,824	69,830
Broadcom Corp. — Class A*	2,213	80,996
First Solar, Inc.*	266	4,894
Intel Corp.	22,537	640,051
KLA-Tencor Corp.	753	39,269
Linear Technology Corp.	1,033	33,789
LSI Corp.*	2,557	20,558
Microchip Technology, Inc.	867	30,640
Micron Technology, Inc.*	4,457	29,372
Novellus Systems, Inc.*	319	14,913
NVIDIA Corp.*	2,754	35,802
Teradyne, Inc.*	842	14,491
Texas Instruments, Inc.	5,165	164,970
Xilinx, Inc.	1,182	43,001

Total Semiconductors & Semiconductor Equipment		1,346,091

Software - 3.1%
Adobe Systems, Inc.*	2,226	74,705
Autodesk, Inc.*	1,021	40,197
BMC Software, Inc.*	740	30,532
CA, Inc.	1,644	43,434
Citrix Systems, Inc.*	838	71,741
Electronic Arts, Inc.*	1,495	22,993
Intuit, Inc.	1,332	77,216
Microsoft Corp.	33,688	1,078,690
Oracle Corp.	17,683	519,703
Red Hat, Inc.*	873	52,040
Salesforce.com, Inc.*	615	95,774

12	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	April 30, 2012

GUGGENHEIM 2x S&P 500 ETF

	SHARES	MARKET VALUE

Symantec Corp.*	3,289	$54,334

Total Software		2,161,359

Specialty Retail - 1.8%
Abercrombie & Fitch Co. — Class A	388	19,466
AutoNation, Inc.*	203	7,020
AutoZone, Inc.*	124	49,124
Bed Bath & Beyond, Inc.*	1,069	75,247
Best Buy Co., Inc.	1,278	28,205
CarMax, Inc.*	1,021	31,518
GameStop Corp. — Class A	617	14,043
Gap, Inc.(The)	1,499	42,722
Home Depot, Inc.	6,955	360,199
Limited Brands, Inc.	1,108	55,068
Lowe’s Cos., Inc.	5,598	176,169
O’Reilly Automotive, Inc.*	574	60,534
Ross Stores, Inc.	1,031	63,499
Staples, Inc.	3,131	48,217
Tiffany & Co.	572	39,159
TJX Cos., Inc.	3,405	142,023
Urban Outfitters, Inc.*	503	14,567

Total Specialty Retail		1,226,780

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	1,299	95,035
Fossil, Inc.*	234	30,577
NIKE, Inc. — Class B	1,655	185,145
Ralph Lauren Corp.	292	50,303
V.F. Corp.	393	59,755

Total Textiles, Apparel & Luxury Goods		420,815

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	2,379	16,796
People’s United Financial, Inc.	1,622	20,015

Total Thrifts & Mortgage Finance		36,811

Tobacco - 1.6%
Altria Group, Inc.	9,230	297,298
Lorillard, Inc.	594	80,362
Philip Morris International, Inc.	7,769	695,403
Reynolds American, Inc.	1,509	61,613

Total Tobacco		1,134,676

Trading Companies & Distributors - 0.2%
Fastenal Co.	1,334	62,458
W.W. Grainger, Inc.	273	56,735

Total Trading Companies & Distributors		119,193

Wireless Telecommunication Services - 0.2%
Crown Castle International Corp.*	1,131	64,026

	SHARES	MARKET VALUE

MetroPCS Communications, Inc.*	1,325	$9,672
Sprint Nextel Corp.*	13,521	33,532

Total Wireless Telecommunication Services		107,230

Total Common Stocks (Cost $43,424,934)		56,953,306

	FACE AMOUNT

REPURCHASE AGREEMENTS - 4.4%
State Street Bank & Trust Co., 0.010%, dated 04/30/12, to be repurchased at $3,032,001 on 05/01/12 collateralized by $2,745,000 FNMA at 4.375% due 10/15/2015 with a value of $3,094,988[b]	$3,032,000	3,032,000

Total Repurchase Agreements (Cost $3,032,000)		3,032,000

Total Investments - 87.0%[c] (Cost $46,456,934)		59,985,306

Other Assets and Liabilities, net - 13.0%		8,958,041

Net Assets - 100.0%		$68,943,347
	CONTRACTS	UNREALIZED GAIN/ (LOSS)

FUTURES CONTRACTS PURCHASED
June 2012 S&P 500 Index Futures Contracts (Aggregate Market Value of Contracts $25,195,200)[c]	362	$814,029
	UNITS

EQUITY INDEX SWAP AGREEMENTS PURCHASED
Credit Suisse First Boston May 2012 S&P 500 Index Swap, Terminating 05/30/2012 (Notional Market Value $42,325,248)**,b	30,278	$(167,745)
Goldman Sachs International May 2012 S&P 500 Index Swap, Terminating 05/29/2012 (Notional Market Value $13,244,051)**,b	9,474	(19,617)

(Total Notional Market Value $55,569,299)		$(187,362)

*	Non-Income Producing Security.
**	Price return based on S&P 500 Index +/- financing at a variable rate.
[a]	Amount represents less than 0.05% of net assets.
[b]	Values determined based on Level 2 inputs.
[c]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
FNMA — Federal National Mortgage Association
REIT — Real Estate Investment Trust

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	13

SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2012

GUGGENHEIM INVERSE 2x S&P 500 ETF

	FACE AMOUNT	MARKET VALUE

REPURCHASE AGREEMENTS - 75.4%
State Street Bank & Trust Co., 0.010%, dated 04/30/12, to be repurchased at $28,780,008 on 05/01/12 collateralized by $26,040,000 FNMA at 4.375% due 10/15/15 with a value of $29,360,100[a]	$28,780,000	$28,780,000

Total Repurchase Agreements (Cost $28,780,000)		28,780,000

Total Investments - 75.4%[b] (Cost $28,780,000)		28,780,000

Other Assets and Liabilities, net - 24.6%		9,403,465

Net Assets - 100.0%		$38,183,465
	CONTRACTS	UNREALIZED GAIN (LOSS)

FUTURES CONTRACTS SOLD SHORT
June 2012 S&P 500 Index E-Mini Futures Contracts (Aggregate Market Value of Contracts $21,228,000)[b]	305	$(649,847)
	UNITS

EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
Credit Suisse First Boston May 2012 S&P 500 Index Swap, Terminating 05/30/2012 (Notional Market Value $46,587,210)*,a	33,326	$177,735
Goldman Sachs International May 2012 S&P 500 Index Swap, Terminating 05/29/2012 (Notional Market Value $8,545,452)*,a	6,113	12,657

(Total Notional Market Value $55,132,662)		$190,392

*	Price return based on S&P 500 Index +/- financing at a variable rate.
[a]	Values determined based on Level 2 inputs.
[b]	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs.
FNMA — Federal National Mortgage Association

14	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	April 30, 2012

	Guggenheim 2x S&P 500 ETF	Guggenheim Inverse 2x S&P 500 ETF
ASSETS
Investments at market value	$56,953,306	$—
Repurchase agreements	3,032,000	28,780,000
Total investments*	59,985,306	28,780,000
Cash	456	49
Segregated cash for swaps	7,970,972	8,069,862
Margin deposit for future contracts	1,267,000	1,067,500
Unrealized appreciation on swap agreements	—	190,392
Receivables:
Investments sold	5,735	—
Dividends and interest	57,541	8
Variation margin on futures contracts	—	99,125
Equity index swap settlement	1,013	—
Total assets	69,288,023	38,206,936
LIABILITIES
Unrealized depreciation on swap agreements	187,362	—
Payables:
Equity index swap settlement	—	1,214
Variation margin on futures contracts	117,650	—
Accrued management fees	39,664	22,257
Total liabilities	344,676	23,471
NET ASSETS	$68,943,347	$38,183,465
NET ASSETS CONSIST OF:
Paid-in capital	$46,957,387	$168,189,857
Undistributed (distributions in excess) of net investment income	17,790	(160,155)
Accumulated net realized gain (loss) on investment securities, futures and swaps	7,813,131	(129,386,782)
Net unrealized appreciation (depreciation) on investment securities, futures and swaps	14,155,039	(459,455)
NET ASSETS	$68,943,347	$38,183,465
Shares outstanding (unlimited shares authorized), no par value	1,400,002	1,550,000
Net asset value, offering price and repurchase price per share	$49.25	$24.63
*Total cost of investments	$46,456,934	$28,780,000

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	15

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April 30, 2012

	Guggenheim 2x S&P 500 ETF	Guggenheim Inverse 2x S&P 500 ETF
INVESTMENT INCOME
Dividends, net of foreign taxes withheld	$674,055	$—
Interest	217	2,128
Total income	674,272	2,128

EXPENSES
Management fee	257,941	159,571
Trustee fees	3,003	2,712
Total expenses	260,944	162,283
Net investment income (loss)	413,328	(160,155)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(324,502)	—
In-kind redemptions	7,432,038	—
Futures contracts	3,769,609	(2,773,812)
Swap contracts	6,655,670	(9,501,092)
Net realized gain (loss)	17,532,815	(12,274,904)
Net change in unrealized appreciation (depreciation) on:
Investment securities	(492,338)	—
Futures contracts	(641,924)	643,220
Swap contracts	343,653	(1,079,198)
Net change in unrealized (depreciation)	(790,609)	(435,978)
Net realized and unrealized gain (loss) on investments, futures and swap contracts	16,742,206	(12,710,882)
Net increase (decrease) in net assets resulting from operations	$17,155,534	$(12,871,037)
Foreign taxes withheld	$(21)	$—

16	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Guggenheim 2x S&P 500 ETF		Guggenheim Inverse 2x S&P 500 ETF
	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31, 2011

OPERATIONS
Net investment income (loss)	$413,328	$832,050	$(160,155)	$(414,624)
Net realized gain (loss)	17,532,815	7,271,159	(12,274,904)	(21,831,711)
Net change in unrealized appreciation (depreciation)	(790,609)	1,517,229	(435,978)	1,679,620
Net increase (decrease) in net assets resulting from operations	17,155,534	9,620,438	(12,871,037)	(20,566,715)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(397,864)	(849,031)	—	—

SHAREHOLDER TRANSACTIONS
Proceeds from shares purchased	—	2,087,505	2,590,440	22,017,345
Value of shares redeemed	(27,201,702)	(11,417,222)	(7,337,448)	(29,862,599)
Net decrease in net assets resulting from share transactions	(27,201,702)	(9,329,717)	(4,747,008)	(7,845,254)
Decrease in net assets	(10,444,032)	(558,310)	(17,618,045)	(28,411,969)

NET ASSETS
Beginning of period	79,387,379	79,945,689	55,801,510	84,213,479
End of period[1]	$68,943,347	$79,387,379	$38,183,465	$55,801,510
[1] Including undistributed (distributions in excess) of net investment income	$17,790	$2,326	$(160,155)	$—

CHANGES IN SHARES OUTSTANDING:
Shares purchased	—	50,000	100,000	600,000
Shares redeemed	(600,000)	(250,000)	(250,000)	(800,000)
Shares outstanding, beginning of period	2,000,002	2,200,002	1,700,000	1,900,000
Shares outstanding, end of period	1,400,002	2,000,002	1,550,000	1,700,000

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	17

GUGGENHEIM 2x S&P 500 ETF

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008*
Per Share Operating Performance:
Net asset value at beginning of period	$39.69		$36.34	$28.22	$27.65	$75.00
Net investment income**	0.24		0.41	0.33	0.31	0.61
Net realized and unrealized gain (loss) on investments	9.55		3.36	8.13	0.57	(47.27)

Total from investment operations	9.79		3.77	8.46	0.88	(46.66)
Distributions to shareholders from:
Net investment income	(0.23)		(0.42)	(0.34)	(0.31)	(0.69)
Net asset value at end of period	$49.25		$39.69	$36.34	$28.22	$27.65

Total Return***	24.71%		10.36%	30.12%	3.51%	(62.68%	)
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$68,943		$79,387	$79,946	$117,126	$113,364
Ratio to average net assets of:
Expenses	0.71%	****	0.71%	0.71%	0.70%	0.70%	****
Net investment income	1.12%	****	0.98%	1.01%	1.43%	1.35%	****
Portfolio turnover rate†	6%		41%	23%	69%	44%

*	The Fund commenced operations on November 5, 2007.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

18	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

GUGGENHEIM INVERSE 2x S&P 500 ETF

FINANCIAL HIGHLIGHTS (concluded)

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008*
Per Share Operating Performance:
Net asset value at beginning of period	$32.82		$44.32	$66.76	$132.21	$75.00
Net investment income (loss)**	(0.10)		(0.25)	(0.35)	(0.61)	1.04
Net realized and unrealized gain (loss) on investments	(8.09)		(11.25)	(22.09)	(46.79)	57.20

Total from investment operations	(8.19)		(11.50)	(22.44)	(47.40)	58.24
Distributions to shareholders from:
Net investment income	—		—	—	—	(1.03)
Net realized gains	—		—	—	(18.05)	—

Total distributions	—		—	—	(18.05)	(1.03)
Net asset value at end of period	$24.63		$32.82	$44.32	$66.76	$132.21

Total Return***	(24.95%	)	(25.94% )	(33.61% )	(41.45% )	78.27%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$38,183		$55,802	$84,213	$103,474	$66,106
Ratio to average net assets of:
Expenses	0.71%	****	0.71%	0.71%	0.71%	0.71%	****
Net investment income	(0.70%	)****	(0.68% )	(0.65% )	(0.64% )	1.09%	****
Portfolio turnover rate†	—%		—%	—%	—%	—%

*	The Fund commenced operations on November 5, 2007.
**	Based on average shares outstanding.
***	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.
****	Annualized.
†

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See Notes to Financial Statements.	GUGGENHEIM ETFS SEMI-ANNUAL REPORT	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization

Rydex ETF Trust (the “Trust”) is an open-end, management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust was organized as a Delaware statutory trust on November 22, 2002. As of April 30, 2012, the Trust offers twenty-six portfolios, each of which represents a separate series of beneficial interest in the Trust (each a “Fund”, and collectively, the “Funds”). The financial statements herein relate to the following Funds: Guggenheim 2x S&P 500 ETF and Guggenheim Inverse 2x S&P 500 ETF. Guggenheim 2x S&P 500 ETF and Guggenheim Inverse 2x S&P 500 ETF commenced operations on November 5, 2007.

The Funds’ investment objective is to replicate as closely as possible, before fees and expenses, the daily performance of an index representing publicly traded equity securities (the “Underlying Index”). The Funds’ investment objective is to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. For Guggenheim 2x S&P 500 ETF (a “Leveraged Fund”), the Fund’s benchmark is 200% of the daily performance of an index representing publicly traded securities (the “Underlying Index”). For Guggenheim Inverse 2x S&P 500 ETF (a “Leveraged Inverse Fund”), the Fund’s benchmark is 200% of the daily inverse (opposite) performance of its Underlying Index. The Underlying Index for Guggenheim 2x S&P 500 ETF and Guggenheim Inverse 2x S&P 500 ETF is the S&P 500 Index.

The Funds operate as index funds and are not actively managed. Adverse performance of a security in the Funds’ portfolio will ordinarily not result in the elimination of the security from the Funds’ portfolio.

The Funds issue and redeem shares on a continuous basis, at Net Asset Value per share (“NAV”), only in aggregation of 50,000 shares called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in the Underlying Index.

Guggenheim Investments (“GI”) provides advisory services and Rydex Distributors, LLC (“RDL”) acts as principal underwriter for the Trust. GI and RDL are affiliated entities.

2.    Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A.    Security Valuation

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

The value of futures contracts purchased and sold by the Funds are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close the NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or obtained from independent pricing services, which may consider the trade activity, treasury yields, yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities, with a maturity of 60 days or less at acquisition and repurchase agreements, are valued at amortized cost which approximates market value.

20	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

B.    Security Transactions and Income Recognition

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

C.    Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund’s money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by GI. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the Funds right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss. It is the current policy of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Funds, amounts to more than 15% of the Funds net assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of GI, liquidity or other considerations so warrant. For the period ended April 30, 2012, the Funds had not engaged in repurchase agreement transactions.

D.    Futures Contracts

Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.    Swap Agreements

The swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

F.    Federal Income Taxes

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for Federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years (fiscal years 2008 – 2011), and has concluded that no provision for income tax was required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

One of the more prominent changes addresses capital loss carryforwards. Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital loss carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For the period ended April 30, 2012, the Funds realized net capital gains resulting from in-kind redemptions and other transactions. Because gains from in-kind redemptions are non-taxable to the Funds, and are not distributed to existing Fund shareholders, the gains are reclassified from accumulated net realized gains to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or NAV. The in-kind net capital gains for the period ended April 30, 2012 are disclosed in the Fund’s Statement of Operations.

At April 30, 2012, the identified cost of investments in securities owned by each Fund for Federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Guggenheim 2x S&P 500 ETF	$46,456,934	$14,371,452	$(843,080)	$13,528,372
Guggenheim Inverse 2x S&P 500 ETF	28,780,000	—	—	—

G.    Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or, in the absence of a principal market, the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets as of April 30, 2012:

Fund	Level 1 Investments in Securities	Level 1 Other Financial Instruments	Level 2 Investments in Securities	Level 2 Other Financial Instruments	Level 3 Investments in Securities	Total
Assets
Guggenheim 2x S&P 500 ETF	$56,953,306	$814,029	$3,032,000	$—	$—	$60,799,335
Guggenheim Inverse 2x S&P 500 ETF	—	—	28,780,000	190,392	—	28,970,392

Liabilities
Guggenheim 2x S&P 500 ETF	—	—	—	187,362	—	187,362
Guggenheim Inverse 2x S&P 500 ETF	—	649,847	—	—	—	649,847

For the period ended April 30, 2012, there were no securities transferred between any levels.

H.    Dividends and Distributions

Distributions of net investment income and net realized gains, if any, in the Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

22	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

I.    Risk and Uncertainties

The Funds invest in various investments which are exposed to risk, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect amounts reported in the financial statements. The risk inherent in the use of futures and options contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Funds have established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

J.    Risk Disclosure

Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience the Funds expect the risk of loss to be remote.

Financial Instruments

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s or an underlying fund’s use of futures contracts and related options, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the Fund selling the credit protection. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which the Fund is selling credit protection, the default of a third party issuer. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

In conjunction with the use of short sales, futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

Disclosures About Derivative Instruments and Hedging Activities

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.

The Funds utilized derivatives for the following purposes:

Fund	Index Exposure
Guggenheim 2x S&P 500 ETF	X
Guggenheim Inverse 2x S&P 500 ETF	X

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives.

Approximate percentage of Fund’s net assets on a daily basis
Fund	Long	Short
Guggenheim 2x S&P 500 ETF	115%	—
Guggenheim Inverse 2x S&P 500 ETF	—	200%

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of April 30, 2012:

Location on the Statements of Assets and Liabilities
Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity Contracts	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
	Variation margin	Variation margin

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at April 30, 2012:

Asset Derivative Investments Value
Portfolio	Total Value at April 30, 2012	Swap Equity Contracts	Futures Equity Contracts*
Guggenheim 2x S&P 500 ETF	$814,029	$—	$814,029
Guggenheim Inverse 2x S&P 500 ETF	190,392	190,392	—

Liability Derivative Investments Value
Portfolio	Total Value at April 30, 2012	Swap Equity Contracts	Futures Equity Contracts*
Guggenheim 2x S&P 500 ETF	$187,362	$187,362	$—
Guggenheim Inverse 2x S&P 500 ETF	649,847	—	649,847

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended April 30, 2012:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity Contracts	Net realized gain (loss) on swap contracts and futures contracts
Net change in unrealized appreciation (depreciation) on swap contracts and futures contracts

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended April 30, 2012:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Total Value at October 31, 2011	Swap Equity Contracts	Futures Equity Contracts
Guggenheim 2x S&P 500 ETF	$10,425,279	$6,655,670	$3,769,609
Guggenheim Inverse 2x S&P 500 ETF	(12,274,904)	(9,501,092)	(2,773,812)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
Portfolio	Total Value at October 31, 2011	Swap Equity Contracts	Futures Equity Contracts
Guggenheim 2x S&P 500 ETF	$(298,271)	$343,653	$(641,924)
Guggenheim Inverse 2x S&P 500 ETF	(435,978)	(1,079,198)	643,220

3.    Advisory, Administration and Other Transactions with Affiliates

GI determines the composition of the portfolio of securities that must be delivered in exchange for the issuance of Creation Units and periodically adjusts the composition of the portfolio of the Funds to conform to changes in the composition of the relevant index. For

24	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

these services, GI receives a management fee at the annual rate shown below as a percentage of the average daily net assets of the Funds.

Advisory Fee
Guggenheim 2x S&P 500 ETF	0.70%
Guggenheim Inverse 2x S&P 500 ETF	0.70%

GI pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except: interest, taxes, distribution fees or expenses and extraordinary expenses.

Under an Administration Agreement, State Street Bank and Trust Company (the “Administrator”) provides various administrative and accounting services for the maintenance and operations of the Funds. Under a Custodian Agreement with the Trust, the Administrator maintains cash, securities and other assets of the Funds in separate accounts for each Fund, keeps all necessary accounts and records, and provides other services. The Administrator is required, upon the order of the Trust, to deliver securities held by the Custodian and to make payments for securities purchased by the Trust for the Funds. Pursuant to a Transfer Agency and Service Agreement with the Trust, the Administrator acts as a transfer agent for the Trust’s authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. GI compensates the Administrator directly for the foregoing services.

The Funds have adopted a Distribution Plan (the “Plan”) that allows the Funds to pay distribution fees to RDL and other firms that provide distribution services (“Service Providers”). If a Service Provider provides distribution services, the Funds will pay distribution fees to RDL at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. RDL will, in turn, pay the Service Provider out of its fees. No such fee is currently charged to the Funds.

4.    Capital

At April 30, 2012, there were an unlimited number of no par value shares of beneficial interest authorized. There is a minimum transaction fee per transaction to those persons purchasing or redeeming Creation Units. An additional charge of up to three times the standard transaction fee may be imposed for purchases and redemptions effected outside the National Securities Clearing Corporation usual clearing process or for cash. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV of the Fund on the transaction date. The minimum transaction fees are:

Minimum Transaction Fee
Guggenheim 2x S&P 500 ETF	$2,000
Guggenheim Inverse 2x S&P 500 ETF	50

5.    Investment Transactions

For the period ended April 30, 2012, the Funds had investment transactions in-kind associated with subscriptions and redemptions as follows:

	Subscriptions	Redemptions
Guggenheim 2x S&P 500 ETF	$—	$21,636,592
Guggenheim Inverse 2x S&P 500 ETF	—	—

Purchases and sales of investment securities (excluding short-term investments, U.S. government and government agency obligations) for the Funds were as follows:

	Purchases	Sales
Guggenheim 2x S&P 500 ETF	$10,842,697	$3,670,637
Guggenheim Inverse 2x S&P 500 ETF	—	—

6.    Legal Proceedings

Tribune Company

Rydex ETF Trust has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons (In re Tribune Co.), Adv. Pro. No. 10-54010 (Bankr. D. Del.), as a result of ownership of shares in the Tribune Company (“Tribune”) in 2007 by certain series of the Rydex ETF Trust when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In its complaint, the Unsecured Creditors Committee (the “UCC”) has alleged that, in connection with the LBO, insiders and major shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune insolvent. The UCC has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO, and is

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

attempting to obtain from these individuals and entities the proceeds paid out in connection with the LBO. This adversary proceeding in the Bankruptcy Court has been stayed pending further order of the Bankruptcy Court.

In June 2011, a group of Tribune creditors, not including the UCC, filed multiple actions involving state law constructive fraudulent conveyance claims against former Tribune shareholders. Rydex ETF Trust also has been named as a defendant in one or more of these suits. These cases have been consolidated in a multidistrict litigation proceeding in the United States District Court for the Southern District of New York and have been stayed pending further order of that court or of the Bankruptcy Court.

None of these lawsuits allege any wrongdoing on the part of Rydex ETF Trust. The following series of Rydex ETF Trust held shares of Tribune and tendered these shares as part of Tribune’s LBO: Guggenheim 2x S&P 500 ETF (the “Fund”). The value of the proceeds received by the foregoing Funds was $1,699. At this stage of the proceedings, Rydex ETF Trust is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on the Fund’s net asset value.

26	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities, during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1.800.820.0888. The information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

At a special meeting of shareholders held on January 26, 2012, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex ETF Trust and Security Investors, LLC. A description of the number of shares voted is as follows:

Fund	Shares For	Shares Against	Shares Abstained
Guggenheim 2x S&P 500 ETF	720,797	23,279	31,489
Guggenheim Inverse 2x S&P 500 ETF	759,999	49,494	28,529

At a special meeting of shareholders held on November 22, 2011, the shareholders of the Funds also voted on whether to approve the election of nominees to the Board of Trustees. A description of the number of shares voted is as follows:

Donald C. Cacciapaglia		Corey A. Colehour		J. Kenneth Dalton
For	72,100,198	For	72,258,142	For	72,216,847
Withhold	2,135,025	Withhold	1,977,081	Withhold	2,018,376
Total	74,235,223	Total	74,235,223	Total	74,235,223

John O. Demaret		Richard M. Goldman		Werner E. Keller
For	72,234,406	For	72,161,702	For	72,220,467
Withhold	2,000,817	Withhold	2,073,521	Withhold	2,014,756
Total	74,235,223	Total	74,235,223	Total	74,235,223

Thomas F. Lydon		Patrick T. McCarville		Roger Somers
For	72,247,608	For	72,174,312	For	72,250,544
Withhold	1,987,615	Withhold	2,060,911	Withhold	1,984,679
Total	74,235,223	Total	74,235,223	Total	74,235,223

At a special meeting of shareholders held on January 26, 2012, the shareholders of the Funds also voted on whether to approve a “manager of managers” arrangement for each of the Funds. Although shareholder votes were placed, not enough votes were received to meet the minimum requirements to constitute a majority vote. As such, the matter was closed.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	27

OTHER INFORMATION (Unaudited) (concluded)

Premium/Discount Information

Information about the differences between the daily market price on secondary markets for Shares and the NAV of each Fund can be found at www.guggenheimfunds.com.

Guggenheim Transaction

On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Fund’s investment manager (the “Investment Manager”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals. The Transaction closed on February 29, 2012.

The Transaction should not result in material changes to the day-to-day management and operation of the Fund or any increase in fees.

In anticipation of the Transaction, the Board of Trustees of the Fund (the “Board”) called a special meeting of shareholders (the “Meeting”), at which shareholders of the Fund of record as of October 3, 2011 were asked to consider the approval of a new investment management agreement between the Fund and the Investment Manager (the “New Agreement”). This approval was necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Fund’s current investment management agreement with the Investment Manager (the “Current Agreement”). The Fund’s shareholders approved the New Agreement, the terms of which are substantially identical to the corresponding Current Agreement, except with respect to the date of execution.

Election of Board Members

The Board also approved a proposal to elect nine individuals to the Board. The Board proposed the election of the following nominees: Donald C. Cacciapaglia, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Richard M. Goldman, Werner E. Keller, Thomas F. Lydon, Patrick T. McCarville and Roger Somers. Each of the nominees, other than Mr. Cacciapaglia, currently serves as a Trustee. In connection with the Transaction, the Board believes that expanding the Board to include Mr. Cacciapaglia, who is a member of senior management of Guggenheim’s investment management business, and who would serve on other boards in the Guggenheim Investments family of funds, would be appropriate. The Trusts’ shareholders ultimately approved the aforementioned proposal.

28	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.

TRUSTEE AND OFFICER

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Donald C. Cacciapaglia*	Rydex Series Funds – 2012	148
Trustee, President (1951)	Rydex Variable Trust – 2012
	Rydex Dynamic Funds – 2012
	Rydex ETF Trust – 2012

Principal Occupations During Past Five Years: Security Investors, LLC: President and CEO from April 2012 to present; Guggenheim Investments: President and Chief Administrative Officer from February 2010 to present; Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010.

INDEPENDENT TRUSTEES

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Corey A. Colehour	Rydex Series Funds – 1993	148
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit, Governance and Nominating Committees (1995 to present)

J. Kenneth Dalton	Rydex Series Funds – 1995	148
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Governance and Nominating Committees (1995 to present); Chairman of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

John O. Demaret	Rydex Series Funds – 1997	148
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1941)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired; Member of the Audit Committee (1997 to present); Member of the Risk Oversight Committee (2010 to present)

Werner E. Keller	Rydex Series Funds – 2005	148
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Founder and President of Keller Partners, LLC (registered investment adviser) (2005 to present); Member of the Audit, Governance and Nominating Committees (2005 to present); Chairman and Member of the Risk Oversight Committee (2010 to present)

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

INDEPENDENT TRUSTEES – concluded

Name, Position and Year of Birth	Length of Service As Trustee (Year Began)	Number of Funds Overseen
Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	148
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments (1996 to present); Member of the Audit, Governance and Nominating Committees (2005 to present)

Patrick T. McCarville	Rydex Series Funds – 1997	148
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: CEO, Par Industries, Inc., d/b/a Par Leasing (1977 to 2010); Chairman of the Governance and Nominating Committees (1997 to present); Member of the Audit Committee (1997 to present)

Roger Somers	Rydex Series Funds – 1993	148
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and CEO of Arrow Limousine (1965 to present); Member of the Audit, Governance and Nominating Committees (1995 to present)

EXECUTIVE OFFICERS

Name, Position and Year of Birth	Principal Occupations During Past Five Years

Michael P. Byrum* Vice President (1970)

Current: President, Security Benefit Asset Management Holdings, LLC; Senior Vice President, Security Investors, LLC; President and Chief Investment Officer, Rydex Holdings, LLC; Director and Chairman of the Board, Advisor Research Center, Inc.; Manager, Rydex Specialized Products, LLC

Previous: Rydex Distributors, LLC (f/k/a Rydex Distributors, Inc.), Vice President (2009); Rydex Fund Services, LLC, Director (2009-2010), Secretary (2002- 2010), Executive Vice President (2002- 2006); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010), Secretary (2002-2010); Rydex Capital Partners, LLC, President and Secretary (2003-2007); Rydex Capital Partners II, LLC, (2003-2007); Rydex Holdings, LLC (f/k/a Rydex Holdings, Inc.), Secretary (2005-2008), Executive Vice President (2005-2006); Advisor Research Center, Inc., Secretary (2006-2009), Executive Vice President (2006); Rydex Specialized Products, LLC, Secretary (2005-2008)

Nikolaos Bonos* Vice President and Treasurer (1963)

Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer and President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Guggenheim Investments, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009), Senior Vice President (2003-2006); Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

30	GUGGENHEIM ETFS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS – concluded

Name, Position and Year of Birth	Principal Occupations During Past Five Years

Elisabeth Miller* Chief Compliance Officer (1968)

Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004-2009).

Amy J. Lee* Vice President and Assistant Secretary (1960)

Current: Senior Vice President and Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President and Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Guggenheim Investments, LLC, Senior Vice President and Secretary (2007- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010- 2011); Brecek and Young Advisors, Inc., Director (2004- 2008)

Joseph M. Arruda* Assistant Treasurer (1966)

Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; Chief Financial Officer and Manager, Rydex Specialized Products, LLC

Previous: Guggenheim Investments, LLC, Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Guggenheim Investments.

GUGGENHEIM ETFS SEMI-ANNUAL REPORT	31

805 King Farm Boulevard, Suite 600

Rockville, MD 20850

www.rydex-sgi.com

800.820.0888

ETF3-SEMI-0412x1012

Item 2. Code of Ethics.

Not applicable for a semiannual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for a semiannual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for a semiannual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for a semiannual reporting period.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Rydex ETF Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	July 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	July 9, 2012

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	July 9, 2012

*	Print the name and title of each signing officer under his or her signature.